UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.     REPORTS TO STOCKHOLDERS.

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2019

Ivy Variable Insurance Portfolios

Asset Strategy	Class I	Class II

Balanced		Class II

Energy	Class I	Class II

Growth		Class II

High Income	Class I	Class II

International Core Equity		Class II

Mid Cap Growth	Class I	Class II

Natural Resources		Class II

Science and Technology	Class I	Class II

Small Cap Core		Class II

Small Cap Growth	Class I	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2019

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2019 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Equity markets roared back following the sharp correction at year-end 2018, with the S&P 500 Index advancing 17% as of June 30, and every sector posting gains. The rally had a pro-cyclical component as information technology, consumer discretionary and industrials delivered the strongest sector returns, while energy and health care were the laggards.

The U.S. economy remains relatively healthy and is now in the longest economic expansion in U.S. history despite uncertainty about trade and signs of global weakening. We believe the underlying fundamentals — a robust job market, rising wages and low inflation — support continued growth during the rest of 2019. However, U.S. trade policy remains a wildcard and poses a major threat to the current expansion.

The U.S. Federal Reserve (Fed) has held steady on interest rates so far in 2019. However, increasing pressures from trade turmoil and uncertainty around the strength of global growth is likely to lead the Fed to become more accommodative, leading to interest rate cuts in second half of the calendar year.

Emerging markets faced multiple headwinds over the period, namely a strong dollar, China’s focus on deleveraging and regulation, trade wars, volatile energy prices and geopolitical risks. Despite near-term concerns and likely volatility across the global equity market, we believe the long-term fundamentals in emerging markets will continue to offer opportunities.

Looking ahead, we believe equities face intensifying headwinds as the pace of global growth slows and trade turmoil lingers. As we examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and every investor, we think the innovation and management skill within individual companies are the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2019	12/31/2018
S&P 500 Index	2,941.76	2,506.85
MSCI EAFE Index	1,922.30	1,719.88
10-Year Treasury Yield	2.00%	2.69%
U.S. unemployment rate	3.7%	3.9%
30-year fixed mortgage rate	3.73%	4.55%
Oil price per barrel	$58.47	$45.41

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate crude grade.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2019	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2019.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

4	SEMIANNUAL REPORT	2019

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Asset Strategy
Class I	$1,000	$1,149.60	$4.08	$1,000	$1,021.00	$3.84	0.77%
Class II	$1,000	$1,148.10	$5.37	$1,000	$1,019.76	$5.05	1.02%
Balanced
Class II	$1,000	$1,126.60	$5.32	$1,000	$1,019.77	$5.05	1.01%
Energy
Class I	$1,000	$1,094.50	$5.66	$1,000	$1,019.43	$5.45	1.08%
Class II	$1,000	$1,093.10	$6.91	$1,000	$1,018.22	$6.66	1.33%
Growth
Class II	$1,000	$1,239.20	$5.49	$1,000	$1,019.85	$4.95	1.00%
High Income
Class I	$1,000	$1,085.10	$3.44	$1,000	$1,021.50	$3.34	0.67%
Class II	$1,000	$1,083.80	$4.69	$1,000	$1,020.25	$4.55	0.92%
International Core Equity
Class II	$1,000	$1,119.60	$6.15	$1,000	$1,019.02	$5.86	1.16%
Mid Cap Growth
Class I	$1,000	$1,271.30	$4.77	$1,000	$1,020.59	$4.24	0.85%
Class II	$1,000	$1,269.80	$6.13	$1,000	$1,019.35	$5.45	1.10%
Natural Resources
Class II	$1,000	$1,097.70	$6.50	$1,000	$1,018.60	$6.26	1.25%
Science and Technology
Class I	$1,000	$1,329.10	$5.24	$1,000	$1,020.28	$4.55	0.91%
Class II	$1,000	$1,327.50	$6.63	$1,000	$1,019.05	$5.75	1.16%
Small Cap Core
Class II	$1,000	$1,198.20	$6.48	$1,000	$1,018.94	$5.96	1.18%
Small Cap Growth
Class I	$1,000	$1,232.40	$4.91	$1,000	$1,020.37	$4.44	0.89%
Class II	$1,000	$1,230.80	$6.36	$1,000	$1,019.13	$5.75	1.14%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2019, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2019	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	ASSET STRATEGY

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	64.8%
Information Technology	13.7%
Industrials	10.9%
Financials	10.8%
Consumer Staples	7.9%
Health Care	6.8%
Energy	5.1%
Consumer Discretionary	4.9%
Communication Services	3.0%
Utilities	1.0%
Materials	0.7%
Bullion (Gold)	5.3%
Bonds	26.3%
Corporate Debt Securities	15.4%
Loans	5.4%
United States Government and Government Agency Obligations	4.2%
Other Government Securities	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Country Weightings

North America	47.5%
United States	47.0%
Other North America	0.5%
Europe	30.5%
France	8.3%
United Kingdom	5.6%
Switzerland	5.5%
Netherlands	3.5%
Other Europe	7.6%
Pacific Basin	11.7%
Bullion (Gold)	5.3%
South America	1.3%
Bahamas/Caribbean	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Airbus SE	France	Industrials	Aerospace & Defense
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Fiserv, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Wal-Mart Stores, Inc.	United States	Consumer Staples	Hypermarkets & Super Centers
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Adobe, Inc.	United States	Information Technology	Application Software
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Sampo plc, A Shares	Finland	Financials	Multi-Line Insurance

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2019

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Broadcasting – 1.2%
Discovery Holding Co., Class A (A)	313		$9,608

Integrated Telecommunication Services – 0.7%
China Unicom Ltd. (B)	5,000		5,467

Interactive Media & Services – 1.1%
Alphabet, Inc., Class A (A)	8		8,360

Total Communication Services – 3.0%			23,435
Consumer Discretionary

Auto Parts & Equipment – 0.8%
Aptiv plc	82		6,621

Automobile Manufacturers – 0.9%
Suzuki Motor Corp. (B)	147		6,925

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	43		8,891

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc. (A)	4		7,760

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (A)	—	*	—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H (A)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T (A)(C)(D)(E)	4		564

			564

Restaurants – 1.0%
Compass Group plc (B)	345		8,276

Total Consumer Discretionary – 4.9%			39,037
Consumer Staples

Household Products – 1.0%
Procter & Gamble Co. (The)	70		7,640

Hypermarkets & Super Centers – 1.8%
Wal-Mart Stores, Inc.	130		14,366

Packaged Foods & Meats – 2.9%
Danone S.A. (B)	92		7,766
Nestle S.A., Registered Shares (B)	144		14,881

			22,647

Personal Products – 0.9%
Beiersdorf Aktiengesellschaft (B)	63		7,580

Tobacco – 1.3%
Philip Morris International, Inc.	129		10,146

Total Consumer Staples – 7.9%			62,379

COMMON STOCKS (Continued)	Shares	Value
Energy

Integrated Oil & Gas – 2.0%
Royal Dutch Shell plc, Class A (B)	236	$7,676
Total S.A. (B)	140	7,861

		15,537

Oil & Gas Exploration & Production – 1.4%
Cabot Oil & Gas Corp.	185	4,238
EOG Resources, Inc.	71	6,618

		10,856

Oil & Gas Refining & Marketing – 0.9%
Reliance Industries Ltd. (A)(B)	389	7,061

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	202	5,837

Total Energy – 5.1%		39,291
Financials

Consumer Finance – 0.8%
ORIX Corp. (B)	423	6,329

Diversified Banks – 4.0%
BNP Paribas S.A. (B)	141	6,670
China Construction Bank Corp. (B)	8,911	7,682
ICICI Bank Ltd. (B)	627	3,972
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	1,266	6,030
UniCredit S.p.A. (B)	489	6,025

		30,379

Life & Health Insurance – 2.5%
AIA Group Ltd. (B)	1,143	12,339
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	607	7,296

		19,635

Multi-Line Insurance – 1.3%
Sampo plc, A Shares (B)	221	10,454

Multi-Sector Holdings – 1.2%
Berkshire Hathaway, Inc., Class B (A)	43	9,081

Other Diversified Financial Services – 1.0%
Citigroup, Inc.	115	8,069

Total Financials – 10.8%		83,947
Health Care

Biotechnology – 0.9%
Sarepta Therapeutics, Inc. (A)	45	6,797

Health Care Equipment – 0.9%
Zimmer Holdings, Inc.	62	7,259

Life Sciences Tools & Services – 0.5%
Qiagen N.V. (A)	107	4,349

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 4.5%
Elanco Animal Health, Inc. (A)	136	$4,607
Merck KGaA (B)	58	6,041
Pfizer, Inc.	245	10,632
Roche Holdings AG, Genusscheine (B)	22	6,227
Zoetis, Inc.	65	7,359

		34,866

Total Health Care – 6.8%		53,271
Industrials

Aerospace & Defense – 4.3%
Airbus SE (B)	123	17,410
Lockheed Martin Corp.	20	7,417
Northrop Grumman Corp.	28	8,979

		33,806

Construction & Engineering – 2.1%
Larsen & Toubro Ltd. (B)	335	7,538
Vinci (B)	85	8,713

		16,251

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	57	7,738

Electrical Components & Equipment – 1.0%
Schneider Electric S.A. (B)	91	8,229

Railroads – 1.8%
Kansas City Southern	58	7,029
Union Pacific Corp.	44	7,362

		14,391

Trading Companies & Distributors – 0.7%
Ferguson plc (B)	78	5,569

Total Industrials – 10.9%		85,984
Information Technology

Application Software – 2.7%
Adobe, Inc. (A)	42	12,265
Intuit, Inc.	34	8,906

		21,171

Data Processing & Outsourced Services – 3.3%
Fiserv, Inc. (A)	158	14,391
Visa, Inc., Class A	68	11,812

		26,203

Electronic Equipment & Instruments – 0.7%
Keyence Corp. (B)	9	5,489

Semiconductor Equipment – 1.1%
ASML Holding N.V., Ordinary Shares (B)	41	8,435

2019	SEMIANNUAL REPORT	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.0%
QUALCOMM, Inc.	93	$7,099
Taiwan Semiconductor Manufacturing Co. Ltd. (A)(B)	1,096	8,383

		15,482

Systems Software – 3.1%
Microsoft Corp.	183	24,491

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co. Ltd. (B)	154	6,272

Total Information Technology – 13.7%		107,543
Materials

Diversified Metals & Mining – 0.7%
Glencore International plc (B)	1,708	5,910

Total Materials – 0.7%		5,910
Utilities

Electric Utilities – 1.0%
E.ON AG (B)	717	7,778

Total Utilities – 1.0%		7,778

TOTAL COMMON STOCKS – 64.8%		$508,575
(Cost: $459,463)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Cable & Satellite – 1.7%
Altice France S.A.,
8.125%, 2-1-27 (F)	$2,600	2,730
Altice Luxembourg S.A.,
10.500%, 5-15-27 (F)	3,397	3,490
Altice S.A.:
7.750%, 5-15-22 (F)	1,413	1,436
7.625%, 2-15-25 (F)	4,656	4,380
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal) (3-Month U.S. LIBOR plus 63 bps),
3.227%, 4-15-24 (G)	1,528	1,534

		13,570

Integrated Telecommunication Services – 1.1%
Frontier Communications Corp.:
7.625%, 4-15-24	2,119	1,202
6.875%, 1-15-25	4,337	2,429
11.000%, 9-15-25	3,180	1,972
9.000%, 8-15-31	2,119	1,202
West Corp.,
8.500%, 10-15-25 (F)	1,500	1,313

		8,118

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 0.3%
Crown Castle Towers LLC,
4.241%, 7-15-28 (F)	$2,144	$2,304

Total Communication Services – 3.1%		23,992
Consumer Discretionary

Leisure Facilities – 0.3%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23 (H)	3,642	2,027

Total Consumer Discretionary – 0.3%		2,027
Consumer Staples

Tobacco – 0.3%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
5.950%, 2-14-49	2,000	2,275

Total Consumer Staples – 0.3%		2,275
Energy

Integrated Oil & Gas – 0.5%
Petroleos Mexicanos,
4.875%, 1-24-22	4,071	4,057

Oil & Gas Equipment & Services – 0.1%
SESI LLC,
7.125%, 12-15-21	981	684

Total Energy – 0.6%		4,741
Financials

Diversified Banks – 5.7%
Banco Mercantil del Norte S.A.,
6.750%, 9-27-67 (F)	1,018	1,015
Barclays plc:
7.875%, 12-29-49	10,192	10,664
8.000%, 6-15-64	2,013	2,111
ING Groep N.V.,
6.875%, 12-29-49	3,697	3,895
Royal Bank of Scotland Group plc (The),
8.625%, 12-29-49	10,193	10,985
Societe Generale Group,
7.375%, 12-29-49 (F)	5,723	6,017
Standard Chartered plc:
4.305%, 5-21-30 (F)	2,437	2,523
7.500%, 12-29-49 (F)	2,481	2,624
UniCredit S.p.A.:
5.861%, 6-19-32 (F)	3,700	3,541
7.296%, 4-2-34 (F)	1,612	1,708

		45,083

Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
7.125%, 7-29-66	5,889	6,250
7.500%, 6-11-67 (F)	3,950	4,345

		10,595

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
3.688%, 5-15-26 (G)	$4,330	$4,269

Specialized Finance – 0.1%
Syngenta Finance N.V.,
5.182%, 4-24-28 (F)	480	499

Total Financials – 7.7%		60,446
Health Care

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7-21-23	2,034	1,764

Total Health Care – 0.2%		1,764
Industrials

Railroads – 0.3%
Rumo Luxembourg S.a.r.l.,
7.375%, 2-9-24 (F)	1,781	1,922

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
9.250%, 5-15-23 (F)	5,084	5,339

Total Industrials – 1.0%		7,261
Information Technology

Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp.,
5.375%, 8-1-22 (F)	2,189	2,218

IT Consulting & Other Services – 0.4%
Atento Luxco 1 S.A.,
6.125%, 8-10-22 (F)	3,201	3,221

Semiconductors – 0.4%
Broadcom, Inc.,
4.250%, 4-15-26 (F)	3,025	3,065

Total Information Technology – 1.1%		8,504
Materials

Diversified Metals & Mining – 0.9%
Glencore Funding LLC:
4.125%, 3-12-24 (F)	2,415	2,506
4.875%, 3-12-29 (F)	4,025	4,239

		6,745

8	SEMIANNUAL REPORT	2019

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Steel – 0.2%
EVRAZ plc,
5.250%, 4-2-24 (F)	$1,411	$1,468

Total Materials – 1.1%		8,213

TOTAL CORPORATE DEBT SECURITIES – 15.4%		$119,223
(Cost: $119,290)

OTHER GOVERNMENT SECURITIES (I)
Argentina – 1.3%
Province of Mendoza,
8.375%, 5-19-24	4,362	3,730
Republic of Argentina:
4.625%, 1-11-23	6,531	5,238
5.875%, 1-11-28	2,100	1,596

		10,564

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$10,564
(Cost: $12,499)

LOANS (G)
Communication Services

Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.522%, 10-10-24	6,125	5,706

Total Communication Services – 0.7%		5,706
Consumer Staples

Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps),
6.135%, 10-22-25	446	445

Total Consumer Staples – 0.1%		445
Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P.,
0.000%, 2-21-26 (J)	1,018	1,000
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.410%, 3-1-26	1,800	1,768

		2,768

Total Energy – 0.3%		2,768
Financials

Financial Exchanges & Data – 0.4%
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps),
6.152%, 10-1-25	3,260	3,159

LOANS (G) (Continued)	Principal	Value
Investment Banking & Brokerage – 0.3%
Jane Street Group LLC (ICE LIBOR plus 300 bps),
5.402%, 8-25-22	$2,158	$2,143

Property & Casualty Insurance – 1.6%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.902%, 2-28-25	5,337	5,170
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.586%, 4-25-25	524	511
USI, Inc. (ICE LIBOR plus 300 bps),
5.330%, 5-16-24	7,322	7,130

		12,811

Total Financials – 2.3%		18,113
Health Care

Health Care Facilities – 0.6%
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.904%, 11-16-25	2,003	1,990
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
5.660%, 8-31-24	2,834	2,730

		4,720

Health Care Services – 0.3%
Heartland Dental LLC,
0.000%, 4-30-25 (J)	58	55
Heartland Dental LLC (ICE LIBOR plus 375 bps),
6.152%, 4-30-25	2,574	2,434

		2,489

Total Health Care – 0.9%		7,209
Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps),
6.651%, 12-15-24	3,132	2,991

Total Information Technology – 0.4%		2,991
Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
6.402%, 5-31-25	5,331	5,125

Total Materials – 0.7%		5,125

TOTAL LOANS – 5.4%		$42,357
(Cost: $43,756)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Inflation Protected Obligations – 2.7%
U.S. Treasury Notes:
0.125%, 4-15-21	$7,565	$7,494
0.625%, 1-15-26	7,552	7,733
0.125%, 7-15-26	6,290	6,248

		21,475

Treasury Obligations – 1.5%
U.S. Treasury Bonds:
2.750%, 8-15-47	8,828	9,200
3.000%, 2-15-49	2,024	2,220

		11,420

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.2%		$32,895
(Cost: $32,206)

BULLION – 5.3%	Troy Ounces
Gold	29	41,231

(Cost: $36,084)

SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 1.7%
Diageo Capital plc (GTD by Diageo plc),
3.010%, 7-10-19	$5,000	4,996
Florida Power & Light Co.,
2.910%, 7-19-19	3,981	3,975
UnitedHealth Group, Inc.,
2.481%, 7-3-19	4,000	3,998

		12,969

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (L)	4,151	4,151

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.350%, 7-7-19 (L)	5,833	5,833
2.400%, 7-7-19 (L)	2,000	2,000

		7,833

TOTAL SHORT-TERM SECURITIES – 3.2%		$24,953
(Cost: $24,957)

TOTAL INVESTMENT SECURITIES – 99.6%		$779,798
(Cost: $728,255)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,845

NET ASSETS – 100.0%		$782,643

2019	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At June 30, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,370	$–	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	564

			$30,783	$564

The total value of these securities represented 0.1% of net assets at June 30, 2019.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $61,903 or 7.9% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Zero coupon bond.

(I)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(J)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(K)	Rate shown is the yield to maturity at June 30, 2019.

(L)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$17,968	$5,467	$—
Consumer Discretionary	23,272	15,201	564
Consumer Staples	32,152	30,227	—
Energy	16,693	22,598	—
Financials	17,150	66,797	—
Health Care	41,003	12,268	—
Industrials	38,525	47,459	—
Information Technology	78,964	28,579	—
Materials	—	5,910	—
Utilities	—	7,778	—
Total Common Stocks	$265,727	$242,284	$564
Corporate Debt Securities	—	119,223	—
Other Government Securities	—	10,564	—
Loans	—	42,357	—
United States Government Obligations	—	32,895	—
Bullion	41,231	—	—
Short-Term Securities	—	24,953	—
Total	$306,958	$472,276	$564

During the period ended June 30, 2019, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

10	SEMIANNUAL REPORT	2019

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	47.0%
France	8.3%
United Kingdom	5.6%
Switzerland	5.5%
Netherlands	3.5%
Japan	3.2%
Germany	2.8%
China	2.6%

Country Diversification (Continued)

India	2.4%
Luxembourg	1.8%
Hong Kong	1.6%
Italy	1.5%
Argentina	1.3%
Finland	1.3%
Taiwan	1.1%
Other Countries	1.6%
Other+	8.9%

+Includes gold bullion, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS	BALANCED

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	61.7%
Information Technology	12.4%
Financials	9.7%
Industrials	7.8%
Consumer Discretionary	6.9%
Health Care	6.3%
Communication Services	5.2%
Energy	5.0%
Consumer Staples	4.8%
Materials	3.6%
Bonds	35.9%
United States Government and Government Agency Obligations	23.5%
Corporate Debt Securities	12.1%
Loans	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Union Pacific Corp.	Industrials	Railroads
Autodesk, Inc.	Information Technology	Application Software
PPG Industries, Inc.	Materials	Specialty Chemicals
General Mills, Inc.	Consumer Staples	Packaged Foods & Meats
Zimmer Holdings, Inc.	Health Care	Health Care Equipment
Las Vegas Sands, Inc.	Consumer Discretionary	Casinos & Gaming
QUALCOMM, Inc.	Information Technology	Semiconductors
Blackstone Group L.P. (The)	Financials	Asset Management & Custody Banks
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

12	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.2%
Verizon Communications, Inc.	65	$3,733

Interactive Home Entertainment – 1.3%
Electronic Arts, Inc. (A)	43	4,384

Interactive Media & Services – 1.4%
Alphabet, Inc., Class A (A)	4	4,620

Movies & Entertainment – 1.3%
Walt Disney Co. (The)	31	4,309

Total Communication Services – 5.2%		17,046
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.1%
Coach, Inc.	112	3,564

Casinos & Gaming – 1.7%
Las Vegas Sands, Inc.	98	5,797

General Merchandise Stores – 1.2%
Dollar General Corp.	29	3,869

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	48	4,847

Restaurants – 1.4%
Domino’s Pizza, Inc.	17	4,732

Total Consumer Discretionary – 6.9%		22,809
Consumer Staples

Distillers & Vintners – 1.4%
Constellation Brands, Inc.	23	4,491

Packaged Foods & Meats – 1.8%
General Mills, Inc.	114	6,004

Tobacco – 1.6%
Philip Morris International, Inc.	68	5,359

Total Consumer Staples – 4.8%		15,854
Energy

Integrated Oil & Gas – 2.7%
Chevron Corp.	33	4,121
Hess Corp.	73	4,637

		8,758

Oil & Gas Equipment & Services – 0.1%
Core Laboratories N.V. (B)	10	512

Oil & Gas Exploration & Production – 0.7%
Cimarex Energy Co.	41	2,433

Oil & Gas Storage & Transportation – 1.5%
Enterprise Products Partners L.P.	174	5,015

Total Energy – 5.0%		16,718

COMMON STOCKS (Continued)	Shares	Value
Financials

Asset Management & Custody Banks – 1.7%
Blackstone Group L.P. (The)	125	$5,574

Diversified Banks – 2.2%
Northern Trust Corp.	43	3,851
U.S. Bancorp	63	3,302

		7,153

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	21	4,382

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B (A)	20	4,181

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	47	5,273

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	39	5,379

Total Financials – 9.7%		31,942
Health Care

Biotechnology – 0.7%
Biogen, Inc. (A)	10	2,358

Health Care Equipment – 2.9%
Medtronic plc	36	3,483
Zimmer Holdings, Inc.	51	5,971

		9,454

Managed Health Care – 1.3%
Anthem, Inc.	15	4,217

Pharmaceuticals – 1.4%
Jazz Pharmaceuticals plc (A)	20	2,874
Pfizer, Inc.	41	1,768

		4,642

Total Health Care – 6.3%		20,671
Industrials

Aerospace & Defense – 1.6%
Boeing Co. (The)	14	5,201

Agricultural & Farm Machinery – 1.2%
Deere & Co.	23	3,872

Airlines – 0.8%
Delta Air Lines, Inc.	44	2,510

Electrical Components & Equipment – 1.4%
Emerson Electric Co.	68	4,522

Railroads – 1.8%
Union Pacific Corp.	36	6,083

COMMON STOCKS (Continued)	Shares	Value
Trucking – 1.0%
Knight Transportation, Inc.	101	$3,317

Total Industrials – 7.8%		25,505
Information Technology

Application Software – 1.8%
Autodesk, Inc. (A)	37	6,070

Communications Equipment – 1.1%
Cisco Systems, Inc.	64	3,522

Data Processing & Outsourced Services – 1.3%
Fiserv, Inc. (A)(B)	48	4,349

Electronic Manufacturing Services – 0.5%
IPG Photonics Corp. (A)	11	1,698

Semiconductors – 4.5%
Intel Corp.	97	4,645
Micron Technology, Inc. (A)	114	4,417
QUALCOMM, Inc.	76	5,769

		14,831

Systems Software – 1.9%
Microsoft Corp.	46	6,149

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	21	4,230

Total Information Technology – 12.4%		40,849
Materials

Commodity Chemicals – 1.2%
LyondellBasell Industries N.V., Class A	47	4,076

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	8	1,719

Specialty Chemicals – 1.9%
PPG Industries, Inc.	52	6,011

Total Materials – 3.6%		11,806

TOTAL COMMON STOCKS – 61.7%		$203,200
(Cost: $182,039)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	$450	501
4.700%, 10-15-48	450	527

		1,028

Total Communication Services – 0.3%		1,028

2019	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.,
2.800%, 8-22-24	$1,000	$1,029

Total Consumer Discretionary – 0.3%		1,029
Consumer Staples

Distillers & Vintners – 0.1%
Bacardi Ltd.,
4.450%, 5-15-25 (C)	350	372

Household Products – 0.8%
Colgate-Palmolive Co.,
3.700%, 8-1-47	2,500	2,673

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6-15-20 (C)	600	602

Total Consumer Staples – 1.1%		3,647
Energy

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24	3,600	2,571

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (C)	800	827
Williams Partners L.P.,
3.600%, 3-15-22	1,000	1,026

		1,853

Total Energy – 1.4%		4,424
Financials

Consumer Finance – 0.3%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	254
3.700%, 5-9-23	150	152
Hyundai Capital America,
2.550%, 4-3-20 (C)	500	499

		905

Diversified Banks – 1.1%
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (C)	1,000	1,000
HSBC Holdings plc,
3.400%, 3-8-21	625	634
ING Bank N.V.,
2.500%, 10-1-19 (C)	500	500
Mizuho Bank Ltd.,
2.650%, 9-25-19 (C)	1,300	1,301
U.S. Bancorp,
3.100%, 4-27-26	400	409

		3,844

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 0.9%
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20	$500	$501
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	2,000	2,018
5.700%, 12-29-49	245	245

		2,764

Life & Health Insurance – 0.6%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (C)	1,000	1,028
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (B)(C)	1,000	1,012

		2,040

Multi-Line Insurance – 0.1%
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	500	503

Other Diversified Financial Services – 0.7%
Citigroup, Inc.:
5.950%, 12-29-49	150	154
6.250%, 12-29-49	750	824
JPMorgan Chase & Co.:
5.000%, 12-29-49	750	748
5.300%, 11-1-65	250	253
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
6.053%, 4-29-49 (D)	285	284

		2,263

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	200	201

Regional Banks – 0.3%
PNC Bank N.A.,
3.250%, 6-1-25	600	622
SunTrust Banks, Inc.,
5.625%, 12-29-49	400	402

		1,024

Total Financials – 4.1%		13,544
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5-1-20	1,000	997

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	350	350

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.450%, 6-1-26	773	792

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	$1,000	$1,009

Pharmaceuticals – 0.9%
Celgene Corp.,
3.450%, 11-15-27	500	521
Forest Laboratories, Inc.,
5.000%, 12-15-21 (C)	1,258	1,315
Johnson & Johnson,
3.400%, 1-15-38	1,000	1,041

		2,877

Total Health Care – 1.8%		6,025
Industrials

Aerospace & Defense – 0.8%
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	1,000	1,016
Northrop Grumman Corp.,
3.250%, 1-15-28	1,500	1,539

		2,555

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11-5-20	375	376

Environmental & Facilities Services – 0.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11-15-27	1,000	1,032

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	291	290

Total Industrials – 1.3%		4,253
Information Technology

Electronic Equipment & Instruments – 0.2%
Keysight Technologies, Inc.,
4.600%, 4-6-27	500	534

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.,
3.200%, 5-11-27	1,000	1,042

Total Information Technology – 0.5%		1,576
Materials

Diversified Metals & Mining – 0.2%

Anglo American plc,
4.125%, 4-15-21 (C)	500	512

14	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Specialty Chemicals – 0.3%
Ecolab, Inc.,
3.250%, 12-1-27	$1,000	$1,041

Total Materials – 0.5%		1,553
Real Estate

Specialized REITs – 0.4%
American Tower Corp.,
2.250%, 1-15-22	1,200	1,194
Crown Castle International Corp.,
5.250%, 1-15-23	200	218

		1,412

Total Real Estate – 0.4%		1,412
Utilities

Electric Utilities – 0.4%
Duke Energy Corp.,
3.150%, 8-15-27	500	507
Entergy Texas, Inc.,
2.550%, 6-1-21	300	299
Exelon Corp.,
2.450%, 4-15-21	400	400

		1,206

Total Utilities – 0.4%		1,206

TOTAL CORPORATE DEBT SECURITIES – 12.1%		$39,697
(Cost: $39,291)

LOANS (D)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.830%, 1-30-23	1,100	1,078

Total Industrials – 0.3%		1,078

TOTAL LOANS – 0.3%		$1,078
(Cost: $1,088)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.2%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6-1-44	590	635
3.000%, 6-15-45	783	810
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	60	65
6.500%, 2-1-29	30	33

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
3.500%, 6-25-29	$481	$508
7.500%, 4-1-31	28	31
7.000%, 7-1-31	36	42
7.000%, 9-1-31	70	80
6.500%, 2-1-32	149	172
7.000%, 2-1-32	103	119
7.000%, 3-1-32	35	41
7.000%, 7-1-32	71	81
5.500%, 5-1-33	35	38
5.500%, 6-1-33	35	39
4.500%, 11-1-43	493	537
3.000%, 10-25-46	809	834
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12-15-26	28	31

		4,096

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$4,096
(Cost: $4,054)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.6%
U.S. Treasury Notes:
0.125%, 7-15-26	4,264	4,235
2.125%, 2-15-40	3,783	4,843
1.000%, 2-15-46	2,588	2,713

		11,791

Treasury Obligations – 18.7%
U.S. Treasury Bonds:
2.250%, 11-15-25	3,240	3,316
3.500%, 2-15-39	4,000	4,747
3.875%, 8-15-40	225	281
3.750%, 8-15-41	650	798
3.000%, 2-15-48	250	273
3.000%, 8-15-48	3,060	3,351
3.000%, 2-15-49	1,750	1,919
U.S. Treasury Notes:
2.625%, 8-31-20	1,250	1,260
2.875%, 10-31-20	1,320	1,337
2.750%, 11-30-20	750	759
2.250%, 2-15-21	4,837	4,869
2.875%, 10-15-21	11,195	11,476
2.875%, 11-15-21	750	770
1.875%, 4-30-22	200	201
2.000%, 7-31-22	1,045	1,053
1.875%, 10-31-22	1,000	1,005
2.000%, 10-31-22	480	484
2.125%, 12-31-22	6,300	6,384
2.875%, 9-30-23	2,000	2,092
2.875%, 10-31-23	600	628
2.750%, 11-15-23	500	521
2.125%, 9-30-24	1,000	1,016
2.250%, 10-31-24	3,635	3,718
2.500%, 1-31-25	1,250	1,296
2.875%, 4-30-25	1,000	1,058

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.875%, 5-31-25	$900	$952
3.000%, 9-30-25	900	961
2.625%, 12-31-25	800	837
2.375%, 5-15-27	340	351
2.750%, 2-15-28	250	266
2.875%, 5-15-28	575	617
2.875%, 8-15-28	1,987	2,134
3.125%, 11-15-28	700	767

		61,497

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.3%		$73,288
(Cost: $70,269)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.1%
Walgreens Boots Alliance, Inc.,
2.531%, 7-1-19	3,604	3,603

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (F)	3,284	3,284

	Shares
Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (G)(H)	671	671

TOTAL SHORT-TERM SECURITIES – 2.3%		$7,558
(Cost: $7,559)

TOTAL INVESTMENT SECURITIES – 99.9%		$328,917
(Cost: $304,300)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		193

NET ASSETS – 100.0%		$329,110

2019	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,554 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $8,968 or 2.7% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the yield to maturity at June 30, 2019.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$203,200	$—	$—
Corporate Debt Securities	—	39,697	—
Loans	—	1,078	—
United States Government Agency Obligations	—	4,096	—
United States Government Obligations	—	73,288	—
Short-Term Securities	671	6,887	—
Total	$203,871	$125,046	$—

During the period ended June 30, 2019, securities totaling $1,023 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	ENERGY

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	97.9%
Energy	92.1%
Information Technology	3.3%
Industrials	2.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.1%

Country Weightings

North America	91.8%
United States	89.6%
Other North America	2.2%
Europe	6.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
Wright Express Corp.	United States	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.1%
Chevron Corp.	7	$815
Suncor Energy, Inc.	30	944

		1,759

Oil & Gas Drilling – 4.3%
Patterson-UTI Energy, Inc.	83	952
Transocean, Inc. (A)	139	891

		1,843

Oil & Gas Equipment & Services – 27.6%
Baker Hughes, Inc.	43	1,047
C&J Energy Services, Inc. (A)	41	486
Cactus, Inc., Class A (A)	41	1,362
Core Laboratories N.V. (B)	11	572
Dril-Quip, Inc. (A)	26	1,245
FMC Technologies, Inc.	44	1,130
Frank’s International N.V. (A)	85	463
FTS International, Inc. (A)	63	352
Halliburton Co.	46	1,036
Helix Energy Solutions Group, Inc. (A)	89	765
Liberty Oilfield Services, Inc., Class A (B)	34	550
National Oilwell Varco, Inc.	17	373
ProPetro Holding Corp. (A)	53	1,088
Schlumberger Ltd.	32	1,278

		11,747

Oil & Gas Exploration & Production – 37.4%
Centennial Resource Development, Inc., Class A (A)	45	344
Concho Resources, Inc.	22	2,307
Continental Resources, Inc. (A)	44	1,835
Diamondback Energy, Inc.	16	1,782
EOG Resources, Inc.	17	1,537
Marathon Oil Corp.	83	1,173
Oasis Petroleum LLC (A)	129	730
Parsley Energy, Inc., Class A (A)	75	1,430
Pioneer Natural Resources Co.	12	1,854
Viper Energy Partners L.P.	28	849
Whiting Petroleum Corp. (A)(B)	40	740
WPX Energy, Inc. (A)	119	1,371

		15,952

Oil & Gas Refining & Marketing – 13.4%
Marathon Petroleum Corp.	26	1,439
PBF Energy, Inc., Class A	30	942
Phillips 66	17	1,627
Valero Energy Corp.	20	1,682

		5,690

Oil & Gas Storage & Transportation – 5.3%
Energy Transfer L.P.	24	332
Enterprise Products Partners L.P.	32	931
MPLX L.P.	8	273
Rattler Midstream L.P. (A)	37	716

		2,252

Total Energy – 92.1%		39,243

COMMON STOCKS (Continued)	Shares	Value
Industrials

Industrial Machinery – 2.5%
Apergy Corp. (A)	32	$1,066

Total Industrials – 2.5%		1,066
Information Technology

Data Processing & Outsourced Services – 3.3%
Wright Express Corp. (A)	7	1,425

Total Information Technology – 3.3%		1,425

TOTAL COMMON STOCKS – 97.9%		$41,734
(Cost: $57,551)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (C)	$517	517

	Shares
Money Market Funds – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (D)(E)	1,185	1,185

TOTAL SHORT-TERM SECURITIES – 4.0%		$1,702
(Cost: $1,702)

TOTAL INVESTMENT SECURITIES – 101.9%		$43,436
(Cost: $59,253)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(810)

NET ASSETS – 100.0%		$42,626

18	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,155 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,734	$—	$—
Short-Term Securities	1,185	517	—
Total	$42,919	$517	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Country Diversification

(as a % of net assets)
United States	89.6%
United Kingdom	2.7%
Canada	2.2%
Switzerland	2.1%
Netherlands	1.3%
Other+	2.1%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	19

PORTFOLIO HIGHLIGHTS	GROWTH

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	100.0%
Information Technology	35.2%
Consumer Discretionary	18.0%
Health Care	13.0%
Industrials	12.4%
Communication Services	10.9%
Financials	5.2%
Consumer Staples	2.8%
Real Estate	2.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.0%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
CME Group, Inc.	Financials	Financial Exchanges & Data
Zoetis, Inc.	Health Care	Pharmaceuticals
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
Verisk Analytics, Inc., Class A	Industrials	Research & Consulting Services
Adobe, Inc.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

20	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 0.7%
Comcast Corp., Class A	132	$5,564

Interactive Home Entertainment – 1.5%
Electronic Arts, Inc. (A)	116	11,746

Interactive Media & Services – 8.7%
Alphabet, Inc., Class A (A)	30	32,224
Alphabet, Inc., Class C (A)	12	13,005
Facebook, Inc., Class A (A)	114	21,925

		67,154

Total Communication Services – 10.9%		84,464
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	244	21,313

Automobile Manufacturers – 2.0%
Ferrari N.V.	98	15,771

Footwear – 2.6%
NIKE, Inc., Class B	235	19,762

Home Improvement Retail – 2.4%
Home Depot, Inc. (The)	88	18,218

Internet & Direct Marketing Retail – 7.5%
Amazon.com, Inc. (A)	21	39,204
Booking Holdings, Inc. (A)	10	18,721

		57,925

Specialty Stores – 0.7%
Ulta Beauty, Inc. (A)	16	5,634

Total Consumer Discretionary – 18.0%		138,623
Consumer Staples

Personal Products – 2.3%
Estee Lauder Co., Inc. (The), Class A	98	17,927

Soft Drinks – 0.5%
Monster Beverage Corp. (A)	59	3,785

Total Consumer Staples – 2.8%		21,712
Financials

Financial Exchanges & Data – 5.2%
CME Group, Inc.	150	29,020
S&P Global, Inc.	50	11,379

		40,399

Total Financials – 5.2%		40,399

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 4.9%
Abiomed, Inc. (A)	27	$7,033
Danaher Corp.	139	19,909
Intuitive Surgical, Inc. ( A)	21	11,068

		38,010

Life Sciences Tools & Services – 1.4%
Illumina, Inc. (A)	30	10,934

Managed Health Care – 1.7%
UnitedHealth Group, Inc.	53	12,981

Pharmaceuticals – 5.0%
Pfizer, Inc.	333	14,417
Zoetis, Inc.	210	23,822

		38,239

Total Health Care – 13.0%		100,164
Industrials

Aerospace & Defense – 2.9%
Boeing Co. (The)	28	10,120
Northrop Grumman Corp.	37	11,858

		21,978

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	50	6,814

Industrial Machinery – 0.7%
Stanley Black & Decker, Inc.	39	5,582

Railroads – 1.1%
Union Pacific Corp.	52	8,743

Research & Consulting Services – 5.8%
CoStar Group, Inc. (A)	39	21,442
Verisk Analytics, Inc., Class A	160	23,419

		44,861

Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	82	7,459

Total Industrials – 12.4%		95,437
Information Technology

Application Software – 6.3%
Adobe, Inc. (A)	78	22,835
Intuit, Inc.	65	16,986
salesforce.com, Inc. (A)	58	8,816

		48,637

Data Processing & Outsourced Services – 13.6%
Broadridge Financial Solutions, Inc.	91	11,657
FleetCor Technologies, Inc. (A)	35	9,830
MasterCard, Inc., Class A	84	22,251
PayPal, Inc. (A)	208	23,765
Visa, Inc., Class A	218	37,747

		105,250

COMMON STOCKS (Continued)	Shares	Value
Internet Services & Infrastructure – 2.0%
VeriSign, Inc. (A)	74	$15,478

Systems Software – 8.7%
Microsoft Corp.	500	66,913

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	179	35,480

Total Information Technology – 35.2%		271,758
Real Estate

Specialized REITs – 2.5%
American Tower Corp., Class A	58	11,878
Equinix, Inc.	15	7,615

		19,493

Total Real Estate – 2.5%		19,493

TOTAL COMMON STOCKS – 100.0%		$772,050
(Cost: $527,802)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19 (B)	$412	412

TOTAL SHORT-TERM SECURITIES – 0.1%		$412
(Cost: $412)

TOTAL INVESTMENT SECURITIES – 100.1%		$772,462
(Cost: $528,214)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(635)

NET ASSETS – 100.0%		$771,827

2019	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$772,050	$—	$—
Short-Term Securities	—	412	—
Total	$772,050	$412	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	HIGH INCOME

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	5.4%
Financials	2.8%
Consumer Discretionary	1.5%
Energy	1.0%
Health Care	0.1%
Communication Services	0.0%
Consumer Staples	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	86.8%
Corporate Debt Securities	66.4%
Loans	20.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	7.8%

Quality Weightings

Non-Investment Grade	86.8%
BB	8.7%
B	48.6%
CCC	26.6%
Below CCC	0.7%
Non-rated	2.2%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	13.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)	78		$278
Altice USA, Inc., Class A (A)	17		407

			685

Total Communication Services – 0.0%			685
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(C)	13		—	*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	—

Education Services – 0.8%
Laureate Education, Inc., Class A (A)	443		6,954

Hotels, Resorts & Cruise Lines – 0.7%
Studio City International Holdings Ltd. (A)	343		6,801

Total Consumer Discretionary – 1.5%			13,755
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(C)	1		—

Total Consumer Staples – 0.0%			—
Energy

Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co. (A)(C)	29		415

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(B)(C)(D)(F)	1		252

Oil & Gas Exploration & Production – 0.1%
Bellatrix Exploration Ltd. (A)(B)	436		300
Sabine Oil & Gas Corp. (A)(D)	—	*	7

			307

Total Energy – 0.1%			974
Health Care

Pharmaceuticals – 0.1%
Advanz Pharma Corp. (A)(B)	35		570

Total Health Care – 0.1%			570
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(D)	1,605		97

Total Industrials – 0.0%			97

TOTAL COMMON STOCKS – 1.7%			$16,081
(Cost: $13,992)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 2.8%
iShares iBoxx $ High Yield Corporate Bond ETF	290	$25,282

TOTAL INVESTMENT FUNDS – 2.8%		$25,282
(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	4,583	359

Total Consumer Staples – 0.0%		359
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(D)	8	8,166

Total Energy – 0.9%		8,166

TOTAL PREFERRED STOCKS – 0.9%		$8,525
(Cost: $10,499)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29 (D)(G)	1	4
Ultra Resources, Inc., expires 7-14-25 (G)	20	—	*

		4

TOTAL WARRANTS – 0.0%		$4
(Cost: $13)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 0.1%
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24	$573	590

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22 (H)	926	863

Broadcasting – 1.7%
Clear Channel International B.V.,
8.750%, 12-15-20 (E)	454	464
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22	9,435	9,615
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24 (E)	4,677	5,074

		15,153

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite – 8.1%
Altice Financing S.A.:
6.625%, 2-15-23 (E)		$950	$973
7.500%, 5-15-26 (E)		4,462	4,485
Altice France S.A.:
7.375%, 5-1-26 (E)		7,396	7,581
8.125%, 2-1-27 (E)		6,013	6,314
Altice Luxembourg S.A.,
10.500%, 5-15-27 (E)		11,289	11,599
Altice S.A.:
7.250%, 5-15-22 (E)(I)	EUR	55	64
7.750%, 5-15-22 (E)		$2,510	2,551
6.250%, 2-15-25 (E)(I)	EUR	354	400
7.625%, 2-15-25 (E)		$5,952	5,598
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (E)		3,161	3,248
5.500%, 5-15-26 (E)		2,745	2,879
Block Communications, Inc.,
6.875%, 2-15-25 (E)		149	155
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (E)		1,187	1,242
5.000%, 2-1-28 (E)		4,233	4,323
CSC Holdings LLC,
5.375%, 2-1-28 (E)		4,930	5,121
DISH DBS Corp.:
5.875%, 7-15-22		2,310	2,345
5.875%, 11-15-24		1,724	1,631
7.750%, 7-1-26		2,821	2,765
Neptune Finco Corp.,
6.625%, 10-15-25 (E)		788	843
VTR Finance B.V.,
6.875%, 1-15-24 (E)		8,223	8,511

			72,628

Integrated Telecommunication Services – 5.1%
Frontier Communications Corp.:
6.875%, 1-15-25		6,315	3,537
11.000%, 9-15-25		8,236	5,106
8.500%, 4-1-26 (E)		8,357	8,106
8.000%, 4-1-27 (E)		10,033	10,434
GCI, Inc.,
6.875%, 4-15-25		4,808	5,012
West Corp.,
8.500%, 10-15-25 (E)		15,487	13,551

			45,746

Publishing – 0.4%
E.W. Scripps Co.,
5.125%, 5-15-25 (E)		351	337
MDC Partners, Inc.,
6.500%, 5-1-24 (E)		3,426	3,148

			3,485

Wireless Telecommunication Service – 1.1%
Digicel Group Ltd.:
8.250%, 9-30-22 (E)		760	164
8.250%, 12-30-22 (E)		806	443
Digicel Group Ltd. (7.125% Cash or 2.000% PIK),
9.125%, 4-1-24 (E)(J)		1,285	264
Digicel International Finance Ltd.,
8.750%, 5-25-24 (E)(H)		8,401	7,939

24	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service (Continued)
Digicel Ltd.,
6.750%, 3-1-23 (E)	$2,507	$1,404

		10,214

Total Communication Services – 16.6%		148,679
Consumer Discretionary

Auto Parts & Equipment – 0.1%
Adient U.S. LLC,
7.000%, 5-15-26 (E)	272	279
Panther BF Aggregator 2 L.P.,
6.250%, 5-15-26 (E)	669	695

		974

Automotive Retail – 0.7%
Allison Transmission, Inc.,
5.000%, 10-1-24 (E)	781	797
Penske Automotive Group, Inc.,
5.500%, 5-15-26	474	494
Sonic Automotive, Inc.:
5.000%, 5-15-23	3,603	3,634
6.125%, 3-15-27	1,198	1,177

		6,102

Casinos & Gaming – 1.7%
Everi Payments, Inc.,
7.500%, 12-15-25 (E)	4,320	4,514
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (E)	2,450	2,579
Golden Nugget, Inc.,
6.750%, 10-15-24 (E)	5,273	5,431
Wynn Macau Ltd.:
4.875%, 10-1-24 (E)	855	838
5.500%, 10-1-27 (E)	2,301	2,238

		15,600

Education Services – 2.3%
Laureate Education, Inc.,
8.250%, 5-1-25 (E)	19,228	21,006

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5-1-25 (E)	2,468	2,671

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27	2,137	2,217

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10-15-25 (E)	1,061	1,069

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21 (E)	$2,371	$2,380
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (E)	896	895

		3,275

Specialty Stores – 3.4%
Cumberland Farms, Inc.,
6.750%, 5-1-25 (E)	1,904	2,018
Party City Holdings, Inc.,
6.625%, 8-1-26 (E)(H)	1,912	1,855
Staples, Inc.:
7.500%, 4-15-26 (E)	16,924	16,825
10.750%, 4-15-27 (E)	10,154	10,103

		30,801

Total Consumer Discretionary – 9.3%		83,715
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc.,
5.500%, 6-1-24 (E)	2,754	2,813
U.S. Foods, Inc.,
5.875%, 6-15-24 (E)	2,910	2,990

		5,803

Packaged Foods & Meats – 4.3%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (E)	5,708	5,872
5.750%, 6-15-25 (E)	4,650	4,836
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (E)	3,115	3,384
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.),
6.500%, 4-15-29 (E)	545	592
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (E)	881	894
5.875%, 9-30-27 (E)	3,082	3,194
Post Holdings, Inc.:
5.500%, 3-1-25 (E)	781	806
5.000%, 8-15-26 (E)	1,267	1,284
5.750%, 3-1-27 (E)	5,618	5,801
Simmons Foods, Inc.:
7.750%, 1-15-24 (E)	1,656	1,784
5.750%, 11-1-24 (E)	10,900	9,919

		38,366

Total Consumer Staples – 4.9%		44,169
Energy

Oil & Gas Drilling – 1.0%
Ensco plc,
7.750%, 2-1-26	2,484	1,851

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling (Continued)
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (E)	$5,209	$3,920
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (E)(K)	8,682	2,995
Offshore Group Investment Ltd.,
0.000%, 11-1-19 (C)(L)	1,693	—	*

		8,766

Oil & Gas Equipment & Services – 1.0%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (E)	3,292	2,983
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5-1-24 (E)	4,298	4,017
Nine Energy Service, Inc.,
8.750%, 11-1-23 (E)	1,917	1,869
SESI LLC,
7.125%, 12-15-21	906	632

		9,501

Oil & Gas Exploration & Production – 3.5%
Bellatrix Exploration Ltd.,
8.500%, 9-11-23	1,022	1,037
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK),
9.500%, 12-15-23 (J)	1,113	1,130
Chesapeake Energy Corp.:
7.000%, 10-1-24 (H)	4,475	4,016
8.000%, 1-15-25 (H)	377	348
Crownrock L.P.,
5.625%, 10-15-25 (E)	7,521	7,521
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (E)	2,453	2,542
5.750%, 1-30-28 (E)	1,789	1,883
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (E)	3,370	2,721
Laredo Petroleum, Inc.,
6.250%, 3-15-23 (H)	821	764
Sanchez Energy Corp.,
7.250%, 2-15-23 (E)(H)	622	471
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (E)	5,646	5,745
5.375%, 9-30-25 (E)	2,523	2,428
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK),
11.000%, 7-12-24 (J)	1,005	382
WildHorse Resource Development Corp.,
6.875%, 2-1-25	668	628

		31,616

Oil & Gas Refining & Marketing – 1.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	1,092
6.375%, 7-1-26	386	388
Comstock Escrow Corp.,
9.750%, 8-15-26	10,817	8,302

2019	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (E)	$1,320	$304
8.000%, 2-15-25 (E)	1,386	302
7.750%, 5-15-26 (E)	1,933	1,725
QEP Resources, Inc.,
5.625%, 3-1-26	1,599	1,503

		13,616

Total Energy – 7.0%		63,499
Financials

Consumer Finance – 0.9%
CURO Group Holdings Corp.,
8.250%, 9-1-25 (E)	3,179	2,646
Quicken Loans, Inc.,
5.750%, 5-1-25 (E)	5,176	5,330

		7,976

Financial Exchanges & Data – 1.2%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26 (E)	2,561	2,634
8.250%, 11-15-26 (E)	8,449	8,690

		11,324

Insurance Brokers – 1.1%
NFP Corp.,
6.875%, 7-15-25 (E)	10,370	10,263

Other Diversified Financial Services – 1.5%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 12-1-19 (E)(J)(M)	26,095	13,570

Property & Casualty Insurance – 1.1%
Amwins Group, Inc.,
7.750%, 7-1-26 (E)	3,153	3,263
Hub International Ltd.,
7.000%, 5-1-26 (E)	6,394	6,482

		9,745

Specialized Finance – 2.0%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27 (E)	5,496	5,565
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26 (E)	2,534	2,642
Hadrian Merger Sub, Inc.,
8.500%, 5-1-26 (E)	4,714	4,455
Tervita Escrow Corp.,
7.625%, 12-1-21 (E)	1,289	1,311
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23 (E)	3,903	3,688

		17,661

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (E)	$2,943	$2,766

Total Financials – 8.1%		73,305
Health Care

Health Care Facilities – 2.3%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	548	548
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (E)	1,906	1,787
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26 (E)	11,472	12,017
Surgery Center Holdings, Inc.,
10.000%, 4-15-27 (E)	6,050	6,035

		20,387

Health Care Services – 0.1%
Polaris Intermediate Corp.,
8.500%, 12-1-22 (E)	1,307	1,153

Health Care Technology – 1.1%
Verscend Holding Corp.,
9.750%, 8-15-26 (E)	9,366	9,741

Life Sciences Tools & Services – 0.9%
Avantor, Inc.,
9.000%, 10-1-25 (E)	6,976	7,778

Pharmaceuticals – 2.2%
Advanz Pharma Corp.,
8.000%, 9-6-24	430	417
Bausch Health Cos., Inc.,
6.125%, 4-15-25 (E)	1,727	1,761
Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK),
7.750%, 5-15-22 (E)(J)	6,101	6,147
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (E)	3,609	3,546
Valeant Pharmaceuticals International, Inc.:
5.500%, 11-1-25 (E)	1,252	1,305
9.000%, 12-15-25 (E)	855	955
9.250%, 4-1-26 (E)	2,515	2,814
8.500%, 1-31-27 (E)	3,270	3,596

		20,541

Total Health Care – 6.6%		59,600
Industrials

Aerospace & Defense – 2.6%
TransDigm UK Holdings plc,
6.875%, 5-15-26	2,171	2,197
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	5,075	5,126
6.500%, 7-15-24	6,077	6,153

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
6.500%, 5-15-25	$1,162	$1,175
6.250%, 3-15-26 (E)	3,744	3,917
6.375%, 6-15-26	2,490	2,521
7.500%, 3-15-27 (E)	2,673	2,790

		23,879

Air Freight & Logistics – 1.0%
XPO Logistics, Inc.,
6.750%, 8-15-24 (E)	8,095	8,632

Diversified Support Services – 0.4%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (E)	3,901	3,462
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	472	503

		3,965

Environmental & Facilities Services – 1.2%
GFL Environmental, Inc.:
5.625%, 5-1-22 (E)	820	826
5.375%, 3-1-23 (E)	4,399	4,355
7.000%, 6-1-26 (E)	3,835	3,926
8.500%, 5-1-27 (E)	952	1,025
Waste Pro USA, Inc.,
5.500%, 2-15-26 (E)	482	493

		10,625

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc.,
9.000%, 2-15-23 (E)	700	625

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
9.250%, 5-15-23 (E)	6,620	6,952

Total Industrials – 6.1%		54,678
Information Technology

Application Software – 1.3%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (E)	13,902	12,222

Data Processing & Outsourced Services – 1.6%
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (E)	12,951	13,180
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (E)	1,192	1,249

		14,429

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (E)	687	683

26	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services (Continued)
NCR Escrow Corp.:
5.875%, 12-15-21	$4,719	$4,780
6.375%, 12-15-23	4,266	4,400
Pioneer Holding Corp.,
9.000%, 11-1-22 (E)	3,739	3,842

		13,705

Total Information Technology – 4.4%		40,356
Materials

Aluminum – 1.4%
Constellium N.V.:
5.750%, 5-15-24 (E)	3,551	3,631
6.625%, 3-1-25 (E)	4,140	4,295
5.875%, 2-15-26 (E)	2,322	2,386
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (E)	1,471	1,542
5.875%, 9-30-26 (E)	985	998

		12,852

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (E)	2,943	3,046
5.250%, 6-1-27 (E)	1,177	1,252

		4,298

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (E)	6,615	5,871

Fertilizers & Agricultural Chemicals – 0.2%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (E)	6,601	2,178

Metal & Glass Containers – 0.4%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9-15-23 (J)	548	560
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1-31-23 (E)(H)(J)	1,583	1,595
HudBay Minerals, Inc.:
7.250%, 1-15-23 (E)	408	420
7.625%, 1-15-25 (E)	611	631

		3,206

Specialty Chemicals – 0.3%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (E)	2,657	2,690

Total Materials – 3.4%		31,095

TOTAL CORPORATE DEBT SECURITIES – 66.4%		$599,096
(Cost: $626,630)

LOANS (N)	Principal	Value
Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.580%, 7-25-21	$794	$722
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.830%, 7-25-22	2,751	2,161

		2,883

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.894%, 1-7-22 (C)	96	96

Integrated Telecommunication Services – 0.9%
West Corp.,
0.000%, 10-10-24 (O)	1,372	1,279
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.522%, 10-10-24	8,255	7,691

		8,970

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.830%, 8-31-25	1,135	1,136

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.780%, 5-27-24	915	791

Total Communication Services – 1.4%		13,876
Consumer Discretionary

Apparel Retail – 0.7%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
9.439%, 11-28-22 (C)	5,283	5,099
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22 (C)	1,529	1,437

		6,536

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 475 bps),
7.285%, 12-10-22	2,270	1,827

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.402%, 5-15-23	2,573	2,419

Leisure Facilities – 0.3%
United PF Holdings LLC,
0.000%, 6-14-26 (O)	364	363
United PF Holdings LLC (ICE LIBOR plus 450 bps),
6.901%, 6-10-26	2,658	2,655

		3,018

LOANS (N) (Continued)	Principal	Value
Restaurants – 0.2%
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.939%, 4-18-25	$3,326	$1,971

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps),
8.902%, 8-4-25	1,861	1,885

Specialty Stores – 1.3%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.592%, 10-16-23	2,595	2,327
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.842%, 5-21-24	3,971	3,474
Staples, Inc. (ICE LIBOR plus 500 bps),
7.601%, 7-12-26	6,091	5,839

		11,640

Textiles – 0.5%
SIWF Holdings, Inc.,
0.000%, 6-15-25 (C)(O)	411	407
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.654%, 6-15-25 (C)	3,830	3,792

		4,199

Total Consumer Discretionary – 3.7%		33,495
Consumer Staples

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps),
6.135%, 10-22-25	1,383	1,381

Total Consumer Staples – 0.2%		1,381
Energy

Coal & Consumable Fuels – 0.9%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.272%, 3-28-22	6,950	5,641
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
10.660%, 3-15-22 (C)	728	728
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29 (C)(J)	1,733	1,404

		7,773

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.460% Cash or 9.460% PIK),
9.460%, 8-7-20 (C)(F)(J)	757	705

Oil & Gas Exploration & Production – 0.5%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps),
12.777%, 12-31-21	2,885	2,922

2019	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

LOANS (N) (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
California Resources Corp. (ICE LIBOR plus 475 bps),
7.152%, 12-31-22	$1,928	$1,840

		4,762

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
13.272%, 2-16-21	1,911	1,795
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
8.272%, 8-12-20	3,037	2,976
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.410%, 3-1-26	6,000	5,893
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps),
6.404%, 5-8-26	684	680

		11,344

Total Energy – 2.7%		24,584
Financials

Asset Management & Custody Banks – 0.4%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
9.144%, 7-20-26	4,048	4,058

Financial Exchanges & Data – 0.4%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
5.830%, 4-3-25	3,367	3,361

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps),
5.402%, 1-8-24	2,512	2,439

Investment Banking & Brokerage – 0.6%
Jane Street Group LLC (ICE LIBOR plus 300 bps),
5.402%, 8-25-22	5,046	5,010

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.902%, 2-28-25	8,415	8,152

Specialized Finance – 0.3%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.902%, 2-28-26	2,807	2,751

Total Financials – 2.9%		25,771
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps),
12.160%, 10-1-25 (C)	632	572

LOANS (N) (Continued)	Principal	Value
Health Care Facilities – 1.7%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps),
6.188%, 7-2-25	$7,360	$7,360
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps),
11.500%, 7-2-26	1,897	1,916
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.904%, 11-16-25	6,422	6,379

		15,655

Health Care Services – 1.6%
Heartland Dental LLC,
0.000%, 4-30-25 (O)	90	85
Heartland Dental LLC (ICE LIBOR plus 375 bps),
6.152%, 4-30-25	4,007	3,789
U.S. Renal Care, Inc.,
0.000%, 6-14-26 (O)	10,991	10,773

		14,647

Health Care Technology – 1.0%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.902%, 8-27-25	8,962	8,957

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.911%, 9-6-24	1,170	1,122

Total Health Care – 4.5%		40,953
Industrials

Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.402%, 3-27-22 (C)	1,074	1,052

Construction & Engineering – 1.0%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.402%, 5-10-25	8,449	8,303
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.830%, 7-10-22 (C)	1,119	996

		9,299

Industrial Conglomerates – 0.7%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.902%, 10-20-22 (C)	5,040	5,097
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.830%, 10-20-23	798	782

		5,879

LOANS (N) (Continued)	Principal	Value
Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.830%, 1-30-23	$13,354	$13,086

Total Industrials – 3.2%		29,316
Information Technology

Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.330%, 9-19-25	1,954	1,971
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
9.402%, 5-15-23 (C)	534	528

		2,499

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.939%, 11-30-25	1,895	1,806
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
11.189%, 11-30-26	1,796	1,572

		3,378

Data Processing & Outsourced Services – 0.6%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.670%, 5-1-25	2,171	1,876
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
6.152%, 5-21-25 (C)	3,161	3,114

		4,990

Total Information Technology – 1.3%		10,867
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
6.402%, 5-31-25	4,320	4,152

Total Materials – 0.5%		4,152

TOTAL LOANS – 20.4%		$184,395
(Cost: $193,247)

SHORT-TERM SECURITIES
Commercial Paper (P) – 7.0%
Diageo Capital plc (GTD by Diageo plc),
3.010%, 7-10-19	5,000	4,996
International Paper Co.,
2.575%, 7-9-19	5,000	4,996
McCormick & Co., Inc.,
3.100%, 7-11-19	4,000	3,996
Mondelez International, Inc.:
2.565%, 7-2-19	9,000	8,998

28	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (P) (Continued)
2.840%, 7-16-19	$3,000	$2,996
2.810%, 7-18-19	4,000	3,994
2.720%, 7-29-19	10,000	9,978
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
2.350%, 7-1-19	6,806	6,805
Virginia Electric and Power Co.:
3.150%, 7-10-19	4,000	3,997
2.940%, 7-17-19	5,000	4,993
2.870%, 7-22-19	8,000	7,986

		63,735

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (Q)	6,869	6,869

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (R)(S)	2,597	$2,597

TOTAL SHORT-TERM SECURITIES – 8.1%		$73,201
(Cost: $73,215)

TOTAL INVESTMENT SECURITIES – 100.3%		$906,584
(Cost: $942,798)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(2,719)

NET ASSETS – 100.0%		$903,865

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At June 30, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	1,605		$151	$97
Larchmont Resources LLC	12-8-16	1		340	252
New Cotai Participation Corp., Class B	4-12-13	—	*	62	—
Sabine Oil & Gas Corp.	12-7-16	—	*	12	7
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	359
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,166
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	4

				$11,071	$8,885

The total value of these securities represented 1.0% of net assets at June 30, 2019.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $509,657 or 56.4% of net assets.

(F)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	All or a portion of securities with an aggregate value of $4,642 are on loan.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.

(L)	Zero coupon bond.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(P)	Rate shown is the yield to maturity at June 30, 2019.

2019	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	631	U.S. Dollar	715	7-5-19	Morgan Stanley International	$—	$3

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$407	$278	$—
Consumer Discretionary	13,755	—	—	*
Energy	300	7	667
Health Care	570	—	—
Industrials	—	—	97
Total Common Stocks	$15,032	$285	$764
Investment Funds	25,282	—	—
Preferred Stocks	—	8,166	359
Warrants	—	4	—
Corporate Debt Securities	—	599,096	—	*
Loans	—	159,368	25,027
Short-Term Securities	2,597	70,604	—
Total	$42,911	$837,523	$26,150
Liabilities
Forward Foreign Currency Contracts	$—	$3	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-19	$4,144	$410	$50,874
Net realized gain (loss)	434	—	20
Net change in unrealized appreciation (depreciation)	(169)	(51)	(2,931)
Purchases	— *	—	4,541
Sales	(3,645)	—	(3,865)
Amortization/Accretion of premium/discount	—	—	(65)
Transfers into Level 3 during the period	—	—	7,934
Transfers out of Level 3 during the period	—	—	(31,481)
Ending Balance 6-30-19	$764	$359	$25,027
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-19	$264	$(51)	$(2,166)

Information about Level 3 fair value measurements:

	Fair Value at 6-30-19		Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets

Common Stocks	$—	*	Net asset approach	Adjusted book value multiple	0x
	97		Market comparable approach	Adjusted EBITDA multiple	6.00x
	667		Third-party valuation service	Broker quote	N/A

Preferred Stocks	359		Market comparable approach	Adjusted EBITDA multiple	9.69x
				Illiquidity discount	10%
			Option pricing model	Volatility	9.88%

Loans	25,027		Third-party valuation service	Broker quotes	N/A

30	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

PIK = Payment In Kind

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	31

PORTFOLIO HIGHLIGHTS	INTERNATIONAL CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	92.0%
Consumer Discretionary	13.7%
Industrials	12.2%
Financials	11.9%
Health Care	11.2%
Consumer Staples	10.9%
Energy	10.8%
Materials	6.6%
Information Technology	6.4%
Communication Services	6.1%
Utilities	1.2%
Real Estate	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	8.0%

Country Weightings

Europe	60.4%
United Kingdom	12.6%
Germany	12.6%
Switzerland	11.3%
France	10.0%
Netherlands	3.6%
Other Europe	10.3%
Pacific Basin	24.8%
Japan	10.9%
China	6.8%
Other Pacific Basin	7.1%
North America	5.7%
Canada	3.7%
Other North America	2.0%
Other	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	8.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Total S.A.	France	Energy	Integrated Oil & Gas
SAP AG	Germany	Information Technology	Application Software
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Airbus SE	France	Industrials	Aerospace & Defense
Unilever plc	United Kingdom	Consumer Staples	Personal Products
Tokio Marine Holdings, Inc.	Japan	Financials	Property & Casualty Insurance
Alibaba Group Holding Ltd. ADR	China	Consumer Discretionary	Internet & Direct Marketing Retail
Orange S.A.	France	Communication Services	Integrated Telecommunication Services
Ferguson plc	Switzerland	Industrials	Trading Companies & Distributors

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

32	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 2.7%
BHP Group plc	224	$5,723
BHP Group plc ADR	87	4,426
Newcrest Mining Ltd.	401	9,009

		19,158

Total Australia – 2.7%		$19,158
Canada

Consumer Discretionary – 0.6%
Dollarama, Inc.	111	3,915

Energy – 3.1%
Canadian Natural Resources Ltd.	306	8,246
Seven Generations Energy Ltd., Class A (A)	960	4,706
Suncor Energy, Inc.	300	9,345

		22,297

Total Canada – 3.7%		$26,212
China

Consumer Discretionary – 3.1%
Alibaba Group Holding Ltd. ADR (A)(B)	75	12,692
Huayu Automotive Systems Co. Ltd., A Shares	2,989	9,410

		22,102

Consumer Staples – 1.3%
Wuliangye Yibin Co. Ltd., A Shares	540	9,289

Financials – 1.4%
China Construction Bank Corp.	11,688	10,075

Industrials – 1.0%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	1,421	7,135

Total China – 6.8%		$48,601
Finland

Information Technology – 1.1%
Nokia Corp., Series A ADR	783	3,921
Nokia OYJ	776	3,863

		7,784

Total Finland – 1.1%		$7,784
France

Communication Services – 1.8%
Criteo S.A. ADR (A)	10	165
Orange S.A.	804	12,674

		12,839

Consumer Staples – 1.6%
Danone S.A.	131	11,087

COMMON STOCKS (Continued)	Shares	Value
Energy – 2.8%
Total S.A.	359	$20,136

Industrials – 3.8%
Airbus SE	124	17,563
Schneider Electric S.A.	107	9,643

		27,206

Total France – 10.0%		$71,268
Germany

Consumer Discretionary – 2.4%
adidas AG	32	9,980
Continental AG	49	7,150

		17,130

Financials – 1.0%
Commerzbank AG	965	6,927

Health Care – 4.5%
Bayer AG	162	11,258
Fresenius Medical Care AG & Co. KGaA	131	10,272
Merck KGaA	104	10,853

		32,383

Information Technology – 2.5%
SAP AG	135	18,465

Real Estate – 1.0%
Deutsche Wohnen AG	195	7,156

Utilities – 1.2%
E.ON AG	785	8,517

Total Germany – 12.6%		$90,578
Hong Kong

Financials – 3.3%
AIA Group Ltd.	1,126	12,162
Hong Kong Exchanges and Clearing Ltd.	335	11,830

		23,992

Total Hong Kong – 3.3%		$23,992
Ireland

Materials – 1.4%
CRH plc	319	10,417

Total Ireland – 1.4%		$10,417
Italy

Financials – 1.4%
UniCredit S.p.A.	824	10,139

Total Italy – 1.4%		$10,139
Japan

Communication Services – 0.8%
Nintendo Co. Ltd.	15	5,540

COMMON STOCKS (Continued)	Shares	Value
Consumer Discretionary – 4.5%
Isuzu Motors Ltd.	822	$9,388
Sony Corp.	55	2,874
Subaru Corp.	504	12,278
Zozo, Inc.	433	8,128

		32,668

Consumer Staples – 1.2%
Seven & i Holdings Co. Ltd.	249	8,447

Energy – 1.1%
Inpex Corp.	845	7,654

Financials – 1.8%
Tokio Marine Holdings, Inc.	263	13,206

Industrials – 1.2%
SMC Corp.	24	8,810

Information Technology – 0.3%
Tokyo Electron Ltd.	14	2,010

Total Japan – 10.9%		$78,335
Luxembourg

Energy – 1.1%
Tenaris S.A.	279	3,655
Tenaris S.A. ADR	151	3,973

		7,628

Total Luxembourg – 1.1%		$7,628
Netherlands

Health Care – 1.1%
Qiagen N.V. (A)	195	7,929

Industrials – 2.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	213	9,281
Randstad Holding N.V. (A)	152	8,365

		17,646

Total Netherlands – 3.6%		$25,575
Norway

Communication Services – 1.1%
Telenor ASA	370	7,867

Financials – 1.6%
DNB ASA	612	11,396

Total Norway – 2.7%		$19,263
South Africa

Communication Services – 1.1%
Naspers Ltd., Class N	33	7,915

Total South Africa – 1.1%		$7,915

2019	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
South Korea

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	192	$7,828

Total South Korea – 1.1%		$7,828
Spain

Consumer Discretionary – 1.2%
Industria de Diseno Textil S.A.	296	8,894

Total Spain – 1.2%		$8,894
Sweden

Financials – 1.4%
Swedbank AB	696	10,475

Total Sweden – 1.4%		$10,475
Switzerland

Consumer Staples – 2.8%
Nestle S.A., Registered Shares	197	20,384

Health Care – 5.6%
Lonza Group Ltd., Registered Shares	21	6,921
Novartis AG ADR	83	7,582
Novartis AG, Registered Shares	83	7,623
Roche Holdings AG, Genusscheine	65	18,390

		40,516

Industrials – 1.7%
Ferguson plc	173	12,336

Materials – 1.2%
Glencore International plc	2,446	8,465

Total Switzerland – 11.3%		$81,701
United Kingdom

Communication Services – 1.3%
BT Group plc	3,853	9,635

Consumer Discretionary – 1.2%
Whitbread plc (C)	150	8,837

Consumer Staples – 4.0%
British American Tobacco plc	263	9,200
Imperial Tobacco Group plc	296	6,949
Unilever plc	215	13,364

		29,513

Energy – 2.7%
BP plc	1,219	8,494
BP plc ADR	89	3,732
FMC Technologies, Inc.	258	6,698
Technip-Coflexip	37	954

		19,878

COMMON STOCKS (Continued)	Shares	Value
Industrials – 2.0%
Babcock International Group plc	931	$5,419
BAE Systems plc	1,518	9,542

		14,961

Information Technology – 1.4%
Amdocs Ltd.	161	9,996

Total United Kingdom – 12.6%		$92,820
United States

Consumer Discretionary – 0.7%
Booking Holdings, Inc. (A)	3	5,062

Total United States – 0.7%		$5,062

TOTAL COMMON STOCKS – 90.7%		$653,645
(Cost: $670,480)

INVESTMENT FUNDS
United States – 1.3%
SPDR Gold Trust (A)	69	9,187

TOTAL INVESTMENT FUNDS – 1.3%		$9,187
(Cost: $8,457)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 5.4%
Diageo Capital plc (GTD by Diageo plc)
3.010%, 7-10-19	$5,000	4,996
Florida Power & Light Co.
3.070%, 7-12-19	5,000	4,995
General Mills, Inc.
2.860%, 7-15-19	5,000	4,994
McCormick & Co., Inc.:
2.492%, 7-9-19	5,000	4,996
3.100%, 7-11-19	7,200	7,193
Mondelez International, Inc.:
2.603%, 7-1-19	5,000	4,999
2.750%, 7-24-19	1,500	1,497
Virginia Electric and Power Co.
2.940%, 7-17-19	5,000	4,993

		38,663

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.620%, 7-5-19 (E)	7,407	7,407

	Shares
Money Market Funds – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (F)(G)	8,253	8,253

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 1.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.400%, 7-7-19 (E)	$10,192	$10,192

		10,192

TOTAL SHORT-TERM SECURITIES – 8.9%		$64,515
(Cost: $64,524)

TOTAL INVESTMENT SECURITIES – 100.9%		$727,347
(Cost: $743,461)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(6,582)

NET ASSETS – 100.0%		$720,765

34	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $881 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(C)	All or a portion of securities with an aggregate value of $7,855 are on loan.

(D)	Rate shown is the yield to maturity at June 30, 2019.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	67,942	Japanese Yen	7,500,633	7-5-19	Deutsche Bank AG	$1,644	$—
Chinese Yuan Renminbi Offshore	395,405	U.S. Dollar	57,601	8-15-19	Deutsche Bank AG	60	—

						$1,704	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$165	$43,631	$—
Consumer Discretionary	21,669	76,939	—
Consumer Staples	—	78,720	—
Energy	36,700	40,893	—
Financials	—	86,210	—
Health Care	12,577	68,251	—
Industrials	—	88,094	—
Information Technology	13,917	32,166	—
Materials	4,426	33,614	—
Real Estate	—	7,156	—
Utilities	—	8,517	—
Total Common Stocks	$89,454	$564,191	$—
Investment Funds	9,187	—	—
Short-Term Securities	8,253	56,262	—
Total	$106,894	$620,453	$—
Forward Foreign Currency Contracts	$—	$1,704	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over The Counter

TB = Treasury Bill

Market Sector Diversification

(as a % of net assets)
Consumer Discretionary	13.7%
Industrials	12.2%
Financials	11.9%
Health Care	11.2%
Energy	10.9%
Consumer Staples	10.8%
Materials	6.6%

Market Sector Diversification (Continued)

Information Technology	6.4%
Communication Services	6.1%
Utilities	1.2%
Real Estate	1.0%
Other+	8.0%

+ Includes liabilities (Net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS	MID CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	97.3%
Information Technology	25.3%
Consumer Discretionary	20.8%
Industrials	18.0%
Health Care	17.9%
Financials	5.2%
Materials	4.1%
Communication Services	3.6%
Consumer Staples	2.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Top 10 Equity Holdings

Company	Sector	Industry
CoStar Group, Inc.	Industrials	Research & Consulting Services
Tractor Supply Co.	Consumer Discretionary	Specialty Stores
Zoetis, Inc.	Health Care	Pharmaceuticals
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
ServiceNow, Inc.	Information Technology	Systems Software
Keysight Technologies, Inc.	Information Technology	Electronic Equipment & Instruments
TransUnion	Industrials	Research & Consulting Services
MarketAxess Holdings, Inc.	Financials	Financial Exchanges & Data
Guidewire Software, Inc.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

36	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.7%
Electronic Arts, Inc. (A)	137	$13,899

Interactive Media & Services – 0.9%
Twitter, Inc. (A)	137	4,774

Total Communication Services – 3.6%		18,673
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.9%
Burberry Group plc (B)	235	5,568
lululemon athletica, Inc. (A)	52	9,424

		14,992

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	206	8,640

Automotive Retail – 1.6%
O’Reilly Automotive, Inc. (A)	23	8,410

Department Stores – 0.3%
Nordstrom, Inc.	57	1,810

Internet & Direct Marketing Retail – 3.5%
GrubHub, Inc. (A)	107	8,371
MercadoLibre, Inc. (A)	16	9,699

		18,070

Restaurants – 4.5%
Chipotle Mexican Grill, Inc., Class A (A)	19	13,934
Dunkin Brands Group, Inc.	114	9,070

		23,004

Specialty Stores – 6.3%
Tiffany & Co.	78	7,310
Tractor Supply Co.	137	14,947
Ulta Beauty, Inc. (A)	30	10,292

		32,549

Total Consumer Discretionary – 20.8%		107,475
Consumer Staples

Food Retail – 1.2%
Sprouts Farmers Market, Inc. (A)	318	6,001

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	46	6,108

Total Consumer Staples – 2.4%		12,109
Financials

Financial Exchanges & Data – 2.6%
Chicago Board Options Exchange, Inc.	25	2,613
MarketAxess Holdings, Inc.	34	10,911

		13,524

COMMON STOCKS (Continued)	Shares	Value
Regional Banks – 2.6%
First Republic Bank	85	$8,340
SVB Financial Group (A)	22	4,994

		13,334

Total Financials – 5.2%		26,858
Health Care

Biotechnology – 1.9%
BioMarin Pharmaceutical, Inc. (A)	56	4,790
Seattle Genetics, Inc. (A)	74	5,135

		9,925

Health Care Equipment – 8.0%
Abiomed, Inc. (A)	29	7,673
DexCom, Inc. (A)	61	9,168
Edwards Lifesciences Corp. (A)	52	9,664
Glaukos Corp. (A)	87	6,554
Intuitive Surgical, Inc. (A)	16	8,403

		41,462

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (A)	41	7,018

Health Care Supplies – 0.9%
National Vision Holdings, Inc. (A)	156	4,800

Health Care Technology – 1.8%
Cerner Corp.	126	9,204

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.	78	5,855

Pharmaceuticals – 2.8%
Zoetis, Inc.	126	14,288

Total Health Care – 17.9%		92,552
Industrials

Aerospace & Defense – 1.6%
Harris Corp.	43	8,218

Building Products – 2.6%
A. O. Smith Corp.	154	7,281
Trex Co., Inc. (A)	82	5,915

		13,196

Industrial Conglomerates – 1.8%
Fortive Corp.	117	9,539

Industrial Machinery – 4.5%
Gardner Denver Holdings, Inc. (A)	113	3,916
IDEX Corp.	54	9,379
Middleby Corp. (A)	72	9,796

		23,091

Research & Consulting Services – 5.6%
CoStar Group, Inc. (A)	32	17,494
TransUnion	153	11,259

		28,753

COMMON STOCKS (Continued)	Shares	Value
Trading Companies & Distributors – 1.9%
Fastenal Co. (C)	309	$10,080

Total Industrials – 18.0%		92,877
Information Technology

Application Software – 3.6%
DocuSign, Inc. (A)	62	3,079
Guidewire Software, Inc. (A)	102	10,314
Tyler Technologies, Inc. (A)	25	5,469

		18,862

Communications Equipment – 1.6%
Arista Networks, Inc. (A)	31	8,176

Data Processing & Outsourced Services – 2.8%
Jack Henry & Associates, Inc.	31	4,108
Square, Inc., Class A (A)	140	10,131

		14,239

Electronic Components – 1.7%
Maxim Integrated Products, Inc.	144	8,628

Electronic Equipment & Instruments – 3.2%
Coherent, Inc. (A)	25	3,388
Keysight Technologies, Inc. (A)	126	11,351
Novanta, Inc. (A)	20	1,875

		16,614

Internet Services & Infrastructure – 1.4%
Twilio, Inc., Class A (A)	55	7,455

Semiconductor Equipment – 1.9%
Teradyne, Inc.	208	9,975

Semiconductors – 4.5%
Microchip Technology, Inc. (C)	101	8,789
Monolithic Power Systems, Inc.	57	7,761
Universal Display Corp.	36	6,746

		23,296

Systems Software – 4.6%
CrowdStrike Holdings, Inc., Class A (A)	4	256
Palo Alto Networks, Inc. (A)	34	6,885
Proofpoint, Inc. (A)	37	4,422
ServiceNow, Inc. (A)	44	12,091

		23,654

Total Information Technology – 25.3%		130,899
Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	63	6,194

2019	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 2.9%
Axalta Coating Systems Ltd. (A)	295	$8,782
RPM International, Inc.	102	6,233

		15,015

Total Materials – 4.1%		21,209

TOTAL COMMON STOCKS – 97.3%		$502,652
(Cost: $380,201)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (D) – 1.0%
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
2.350%, 7-1-19	$5,001	$5,000

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (E)	4,281	4,281

Value
TOTAL SHORT-TERM SECURITIES – 1.8%	$9,281
(Cost: $9,282)

TOTAL INVESTMENT SECURITIES – 99.1%	$511,933
(Cost: $389,483)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%	4,655

NET ASSETS – 100.0%	$516,588

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $10,297 are on loan.

(D)	Rate shown is the yield to maturity at June 30, 2019.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$18,673	$—	$—
Consumer Discretionary	101,907	5,568	—
Consumer Staples	12,109	—	—
Financials	26,858	—	—
Health Care	92,552	—	—
Industrials	92,877	—	—
Information Technology	130,899	—	—
Materials	21,209	—	—
Total Common Stocks	$497,084	$5,568	$—
Short-Term Securities	—	9,281	—
Total	$497,084	$14,849	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	NATURAL RESOURCES

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	96.6%
Energy	63.5%
Materials	27.0%
Industrials	6.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.4%

Country Weightings

North America	75.3%
United States	65.1%
Canada	10.2%
Europe	14.6%
United Kingdom	9.3%
Other Europe	5.3%
Pacific Basin	4.8%
Australia	4.8%
Other Pacific Basin	0.0%
Other	1.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Chevron Corp.	United States	Energy	Integrated Oil & Gas
BHP Group plc	Australia	Materials	Diversified Metals & Mining
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Diamondback Energy, Inc.	United States	Energy	Oil & Gas Exploration & Production
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 4.8%
BHP Group plc	171	$4,370

Total Australia – 4.8%		$4,370
Canada

Industrials – 2.9%
Canadian Pacific Railway Ltd.	11	2,693

Materials – 7.3%
Barrick Gold Corp.	176	2,777
Nutrien Ltd.	54	2,866
West Fraser Timber Co. Ltd.	20	894

		6,537

Total Canada – 10.2%		$9,230
France

Energy – 2.2%
Total S.A. ADR	36	1,997

Total France – 2.2%		$1,997
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—	*
Netherlands

Energy – 1.6%
Core Laboratories N.V. (C)	29	1,511

Total Netherlands – 1.6%		$1,511
Portugal

Energy – 1.5%
Galp Energia SGPS S.A., Class B	86	1,321

Total Portugal – 1.5%		$1,321
South Africa

Materials – 1.9%
Mondi plc	76	1,738

Total South Africa – 1.9%		$1,738
United Kingdom

Energy – 3.1%
BP plc	400	2,790

COMMON STOCKS (Continued)	Shares	Value
Materials – 6.2%
Croda International plc	22	$1,419
Rio Tinto plc	68	4,209

		5,628

Total United Kingdom – 9.3%		$8,418
United States

Energy – 55.1%
Cabot Oil & Gas Corp.	85	1,950
Centennial Resource Development, Inc., Class A (A)	126	955
Chevron Corp.	44	5,457
Cimarex Energy Co.	30	1,762
Concho Resources, Inc.	36	3,679
Continental Resources, Inc. (A)	29	1,200
Diamondback Energy, Inc.	32	3,503
Enterprise Products Partners L.P.	89	2,565
EOG Resources, Inc.	44	4,141
Halliburton Co.	167	3,787
Magellan Midstream Partners L.P.	33	2,087
Marathon Petroleum Corp.	58	3,263
Noble Energy, Inc.	57	1,271
Parsley Energy, Inc., Class A (A)	86	1,629
Phillips 66	45	4,163
RPC, Inc. (C)	150	1,079
Schlumberger Ltd.	43	1,695
Valero Energy Corp.	40	3,412
WPX Energy, Inc. (A)	188	2,159

		49,757

Industrials – 3.2%
Union Pacific Corp.	17	2,875

Materials – 6.8%
Air Products and Chemicals, Inc.	7	1,528
Dow Chemical Co. (The) (A)	14	1,038
Ingevity Corp. (A)	8	885
PPG Industries, Inc.	15	1,792
Sherwin-Williams Co. (The)	1	435
Southern Copper Corp.	11	441

		6,119

Total United States – 65.1%		$58,751

TOTAL COMMON STOCKS – 96.6%		$87,336
(Cost: $105,554)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.620%, 7-5-19 (D)	$2,253	2,253

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (E)(F)	1,360	$1,360

TOTAL SHORT-TERM SECURITIES – 4.0%		$3,613
(Cost: $3,613)

TOTAL INVESTMENT SECURITIES – 100.6%		$90,949
(Cost: $109,167)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(542)

NET ASSETS – 100.0%		$90,407

40	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $2,291 are on loan.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.

(F)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered	Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	2,717	U.S. Dollar	3,086	7-5-19	Morgan Stanley International	$—	$3
British Pound	11,290	U.S. Dollar	14,809	7-5-19	UBS AG	468	—
Canadian Dollar	1,189	U.S. Dollar	889	7-5-19	UBS AG	—	19

						$468	$22

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$53,265	$4,111	$—
Industrials	5,568	—	—
Materials	12,656	11,736	—	*
Total Common Stocks	$71,489	$15,847	$—	*
Short-Term Securities	1,360	2,253	—
Total	$72,849	$18,100	$—	*
Forward Foreign Currency Contracts	$—	$468	$—
Liabilities
Forward Foreign Currency Contracts	$—	$22	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Energy	63.5%
Materials	27.0%
Industrials	6.1%
Other+	3.4%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	SCIENCE AND TECHNOLOGY

ALL DATA AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Information Technology	58.7%
Health Care	15.1%
Communication Services	13.9%
Consumer Discretionary	5.8%
Real Estate	1.3%
Industrials	0.5%
Materials	0.3%
Warrants	0.0%
Bonds	0.1%
Corporate Debt Securities	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.3%

Country Weightings

North America	81.3%
United States	81.3%
Pacific Basin	9.7%
India	5.1%
China	4.4%
Other Pacific Basin	0.2%
Europe	4.6%
Other	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	United States	Information Technology	Application Software
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Universal Display Corp.	United States	Information Technology	Semiconductors
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
ACI Worldwide, Inc.	United States	Information Technology	Application Software
Alibaba Group Holding Ltd. ADR	China	Consumer Discretionary	Internet & Direct Marketing Retail
Cerner Corp.	United States	Health Care	Health Care Technology

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

42	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.2%
Electronic Arts, Inc. (A)	57	$5,812
Take-Two Interactive Software, Inc. (A)	55	6,188

		12,000

Interactive Media & Services – 9.0%
Alphabet, Inc., Class A (A)	11	12,236
Alphabet, Inc., Class C (A)	15	16,142
Facebook, Inc., Class A (A)	105	20,226

		48,604

Movies & Entertainment – 2.7%
Netflix, Inc. (A)	21	7,751
Walt Disney Co. (The)	46	6,451

		14,202

Total Communication Services – 13.9%		74,806
Consumer Discretionary

Internet & Direct Marketing Retail – 5.8%
Alibaba Group Holding Ltd. ADR (A)	124	20,944
Amazon.com, Inc. (A)	6	10,604

		31,548

Total Consumer Discretionary – 5.8%		31,548
Health Care

Biotechnology – 10.3%
CRISPR Therapeutics AG (A)(B)	61	2,859
Evogene Ltd. (A)	137	208
Ionis Pharmaceuticals, Inc. (A)	201	12,937
Moderna, Inc. (A)(B)	107	1,572
Sage Therapeutics, Inc. (A)(B)	23	4,193
Sarepta Therapeutics, Inc. (A)	51	7,719
Vertex Pharmaceuticals, Inc. (A)	141	25,930

		55,418

Health Care Services – 0.5%
Teladoc Health, Inc. (A)(B)	44	2,929

Health Care Technology – 3.8%
Cerner Corp.	277	20,333

Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	81	2,745

Total Health Care – 15.1%		81,425
Industrials

Trucking – 0.5%
Lyft, Inc., Class A (A)(B)	44	2,866

Total Industrials – 0.5%		2,866
Information Technology

Application Software – 9.9%
ACI Worldwide, Inc. (A)	705	24,193
Aspen Technology, Inc. (A)	234	29,094

		53,287

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 12.5%
Euronet Worldwide, Inc. (A)	204	$34,292
Fiserv, Inc. (A)(B)	62	5,661
WNS (Holdings) Ltd. ADR (A)	469	27,735

		67,688

Electronic Equipment & Instruments – 0.3%
Keysight Technologies, Inc. (A)	17	1,491

Internet Services & Infrastructure – 0.5%
Baidu.com, Inc. ADR (A)	23	2,711

Semiconductor Equipment – 2.3%
ASML Holding N.V., NY Registry Shares	59	12,247

Semiconductors – 18.4%
Cypress Semiconductor Corp.	505	11,236
Infineon Technologies AG (C)	545	9,683
Microchip Technology, Inc. (B)	83	7,205
Micron Technology, Inc. (A)	452	17,442
QUALCOMM, Inc.	204	15,495
Semtech Corp. (A)	198	9,495
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31	1,207
Universal Display Corp.	145	27,287

		99,050

Systems Software – 10.1%
Microsoft Corp.	408	54,656

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	128	25,373

Total Information Technology – 58.7%		316,503
Materials

Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc. (A)	1,116	1,674

Total Materials – 0.3%		1,674
Real Estate

Specialized REITs – 1.3%
QTS Realty Trust, Inc., Class A	156	7,190

Total Real Estate – 1.3%		7,190

TOTAL COMMON STOCKS – 95.6%		$516,012
(Cost: $272,570)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20 (D)(E)	230	57
Marrone Bio Innovations, Inc., expires 8-20-23 (D)(E)	230	—	*

		57

TOTAL WARRANTS – 0.0%		$57
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal	Value
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20 (D)	$288	$290

Total Materials – 0.1%		290

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$290
(Cost: $288)

SHORT-TERM SECURITIES
Commercial Paper (F) – 1.5%
McCormick & Co., Inc.,
3.100%, 7-11-19	3,000	2,997
Northern Illinois Gas Co.,
2.451%, 7-2-19	5,000	4,999

		7,996

Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (G)	6,513	6,513

	Shares
Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.360%, (H)(I)	6,572	6,572

	Principal
United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.400%, 7-7-19 (G)	$3,835	3,835

		3,835

TOTAL SHORT-TERM SECURITIES – 4.6%		$24,916
(Cost: $24,918)

TOTAL INVESTMENT SECURITIES – 100.3%		$541,275
(Cost: $297,776)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,887)

NET ASSETS – 100.0%		$539,388

2019	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $18,736 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At June 30, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$288	$288	$290

		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	$—	$57
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	—	—	*

			$288	$347

The total value of these securities represented 0.1% of net assets at June 30, 2019.

(E)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at June 30, 2019.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$74,806	$—	$—
Consumer Discretionary	31,548	—	—
Health Care	81,425	—	—
Industrials	2,866	—	—
Information Technology	306,820	9,683	—
Materials	1,674	—	—
Real Estate	7,190	—	—
Total Common Stocks	$506,329	$9,683	$—
Warrants	—	57	—
Corporate Debt Securities	—	290	—
Short-Term Securities	6,572	18,344	—
Total	$512,901	$28,374	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

44	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2019 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	81.3%
India	5.1%
China	4.4%
Netherlands	2.3%
Germany	1.8%
Other Countries	0.8%
Other+	4.3%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS	SMALL CAP CORE

ALL DATA AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	19.3%
Financials	18.3%
Industrials	14.6%
Health Care	11.5%
Consumer Discretionary	9.8%
Real Estate	6.9%
Utilities	6.0%
Consumer Staples	4.7%
Communication Services	4.7%
Energy	3.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.1%

Top 10 Equity Holdings

Company	Sector	Industry
Webster Financial Corp.	Financials	Regional Banks
Vonage Holdings Corp.	Communication Services	Alternative Carriers
Nomad Foods Ltd.	Consumer Staples	Packaged Foods & Meats
Grand Canyon Education, Inc.	Consumer Discretionary	Education Services
Chemed Corp.	Health Care	Health Care Services
PROS Holdings, Inc.	Information Technology	Systems Software
Brink’s Co. (The)	Industrials	Security & Alarm Services
Cardtronics plc, Class A	Information Technology	Data Processing & Outsourced Services
MGIC Investment Corp.	Financials	Thrifts & Mortgage Finance
Q2 Holdings, Inc.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

46	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 4.7%
Vonage Holdings Corp. (A)	828	$9,380

Total Communication Services – 4.7%		9,380
Consumer Discretionary

Apparel Retail – 1.2%
Boot Barn Holdings, Inc. (A)	69	2,452

Casinos & Gaming – 2.2%
Red Rock Resorts, Inc., Class A	203	4,369

Education Services – 4.1%
Grand Canyon Education, Inc. (A)	71	8,250

Specialized Consumer Services – 2.3%
OneSpaWorld Holdings Ltd. (A)	293	4,539

Total Consumer Discretionary – 9.8%		19,610
Consumer Staples

Food Retail – 0.2%
Grocery Outlet Holding Corp. (A)	9	287

Packaged Foods & Meats – 4.5%
Nomad Foods Ltd. (A)	425	9,072

Total Consumer Staples – 4.7%		9,359
Energy

Oil & Gas Exploration & Production – 1.9%
Magnolia Oil & Gas Corp. (A)	322	3,729

Oil & Gas Storage & Transportation – 1.2%
Scorpio Tankers, Inc.	81	2,385

Total Energy – 3.1%		6,114
Financials

Consumer Finance – 2.7%
Encore Capital Group, Inc. (A)	63	2,124
Green Dot Corp., Class A (A)	66	3,232

		5,356

Insurance Brokers – 0.9%
eHealth, Inc. (A)	20	1,748

Multi-Line Insurance – 2.3%
Kemper Corp.	55	4,737

Property & Casualty Insurance – 3.4%
Argo Group International Holdings Ltd.	49	3,598
Old Republic International Corp.	143	3,189

		6,787

Regional Banks – 5.7%
Chemical Financial Corp.	44	1,789
Webster Financial Corp.	201	9,587

		11,376

COMMON STOCKS (Continued)	Shares	Value
Specialized Finance – 0.7%
Thunder Bridge Acquisition Ltd., Class A (A)	145	$1,517

Thrifts & Mortgage Finance – 2.6%
MGIC Investment Corp. (A)	398	5,231

Total Financials – 18.3%		36,752
Health Care

Health Care Equipment – 4.9%
AtriCure, Inc. (A)	78	2,334
Insulet Corp. (A)	23	2,734
Integer Holdings Corp. (A)	25	2,065
Tandem Diabetes Care, Inc. (A)	43	2,761

		9,894

Health Care Services – 4.3%
Chemed Corp.	21	7,408
LHC Group, Inc. (A)	10	1,208

		8,616

Health Care Supplies – 1.1%
ICU Medical, Inc. (A)	9	2,141

Life Sciences Tools & Services – 1.2%
Adaptive Biotechnologies Corp. (A)	5	256
Cambrex Corp. (A)	32	1,484
Medpace Holdings, Inc. (A)	9	615

		2,355

Total Health Care – 11.5%		23,006
Industrials

Aerospace & Defense – 0.8%
Cubic Corp.	25	1,642

Airlines – 1.1%
Spirit Airlines, Inc. (A)	48	2,272

Environmental & Facilities Services – 1.6%
Clean Harbors, Inc. (A)	45	3,214

Industrial Machinery – 6.6%
Crane Co.	54	4,464
Gardner Denver Holdings, Inc. (A)	134	4,628
RBC Bearings, Inc. (A)	24	4,020

		13,112

Research & Consulting Services – 1.1%
ICF International, Inc.	31	2,235

Security & Alarm Services – 3.4%
Brink’s Co. (The)	83	6,754

Total Industrials – 14.6%		29,229

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Application Software – 6.3%
Everbridge, Inc. (A)	41	$3,639
Pluralsight, Inc., Class A (A)	136	4,129
Q2 Holdings, Inc.(A)	63	4,834

		12,602

Data Processing & Outsourced Services – 4.7%
Cardtronics plc, Class A (A)	208	5,674
EVERTEC, Inc.	112	3,659

		9,333

Internet Services & Infrastructure – 1.0%
Fastly, Inc., Class A (A)(B)	104	2,103

IT Consulting & Other Services – 2.1%
Switch, Inc., Class A	323	4,232

Systems Software – 3.6%
PROS Holdings, Inc. (A)	113	7,159

Technology Distributors – 1.6%
Avnet, Inc.	71	3,223

Total Information Technology – 19.3%		38,652
Real Estate

Health Care REITs – 0.8%
Physicians Realty Trust	86	1,500

Hotel & Resort REITs – 1.3%
Gaylord Entertainment Co.	33	2,651

Industrial REITs – 3.5%
Americold Realty Trust	86	2,798
STAG Industrial, Inc.	138	4,182

		6,980

Retail REITs – 1.3%
Agree Realty Corp.	42	2,661

Total Real Estate – 6.9%		13,792
Utilities

Electric Utilities – 3.2%
ALLETE, Inc.	30	2,496
IDACORP, Inc.	26	2,561
Portland General Electric Co.	24	1,322

		6,379

Gas Utilities – 1.9%
ONE Gas, Inc.	42	3,836

Independent Power Producers & Energy Traders – 0.9%
Black Hills Corp.	23	1,829

Total Utilities – 6.0%		12,044

TOTAL COMMON STOCKS – 98.9%		$197,938
(Cost: $179,756)

2019	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2019 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19 (C)	$2,826	$2,826

	Shares
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.360%, (D)(E)	1,095	1,095

TOTAL SHORT-TERM SECURITIES – 1.9%		$3,921
(Cost: $3,921)

TOTAL INVESTMENT SECURITIES – 100.8%		$201,859
(Cost: $183,677)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(1,525)

NET ASSETS – 100.0%		$200,334

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,073 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$197,938	$—	$—
Short-Term Securities	1,095	2,826	—
Total	$199,033	$2,826	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	SMALL CAP GROWTH

ALL DATA AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	95.2%
Information Technology	25.8%
Health Care	23.0%
Industrials	17.0%
Consumer Discretionary	16.6%
Financials	5.3%
Consumer Staples	3.2%
Energy	2.1%
Communication Services	1.9%
Real Estate	0.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.8%

Top 10 Equity Holdings

Company	Sector	Industry
Teladoc Health, Inc.	Health Care	Health Care Services
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
Grand Canyon Education, Inc.	Consumer Discretionary	Education Services
Proofpoint, Inc.	Information Technology	Systems Software
InterXion Holding N.V.	Information Technology	IT Consulting & Other Services
Mimecast Ltd.	Information Technology	Application Software
Nexstar Broadcasting Group, Inc.	Communication Services	Broadcasting
Woodward, Inc.	Industrials	Industrial Machinery
CareDx, Inc.	Health Care	Health Care Technology
Five9, Inc.	Information Technology	Application Software

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Broadcasting – 1.9%
Nexstar Broadcasting Group, Inc.	74	$7,436

Total Communication Services – 1.9%		7,436
Consumer Discretionary

Auto Parts & Equipment – 0.6%
Dorman Products, Inc. (A)	29	2,547

Automotive Retail – 1.0%
Carvana Co. (A)(B)	63	3,934

Casinos & Gaming – 1.9%
Eldorado Resorts, Inc. (A)(B)	93	4,290
PlayAGS, Inc. (A)	170	3,309

		7,599

Distributors – 1.5%
Pool Corp.	33	6,214

Education Services – 2.2%
Grand Canyon Education, Inc. (A)	74	8,641

General Merchandise Stores – 0.8%
Ollie’s Bargain Outlet Holdings, Inc. (A)	37	3,217

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	89	5,297

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	147	4,675

Internet & Direct Marketing Retail – 1.9%
Etsy, Inc. (A)	108	6,617
RealReal, Inc. (The) (A)	31	892
Revolve Group, Inc. (A)(B)	8	268

		7,777

Leisure Facilities – 1.4%
SeaWorld Entertainment, Inc. (A)	182	5,654

Leisure Products – 0.1%
Malibu Boats, Inc., Class A (A)	6	238

Restaurants – 1.8%
Wingstop, Inc.	76	7,219

Specialty Stores – 0.9%
Five Below, Inc. (A)	30	3,583

Total Consumer Discretionary – 16.6%		66,595
Consumer Staples

Distillers & Vintners – 0.2%
MGP Ingredients, Inc. (B)	13	835

Food Retail – 0.9%
Grocery Outlet Holding Corp. (A)	18	578
Sprouts Farmers Market, Inc. (A)	170	3,205

		3,783

COMMON STOCKS (Continued)	Shares	Value
Packaged Foods & Meats – 2.1%
Calavo Growers, Inc. (B)	3	$261
J&J Snack Foods Corp.	25	4,098
Nomad Foods Ltd. (A)	182	3,887

		8,246

Total Consumer Staples – 3.2%		12,864
Energy

Oil & Gas Equipment & Services – 0.8%
Dril-Quip, Inc. (A)	30	1,447
ProPetro Holding Corp. (A)	95	1,971

		3,418

Oil & Gas Exploration & Production – 1.3%
Magnolia Oil & Gas Corp. (A)	151	1,753
Matador Resources Co. (A)	166	3,302

		5,055

Total Energy – 2.1%		8,473
Financials

Insurance Brokers – 0.6%
eHealth, Inc. (A)	29	2,514

Investment Banking & Brokerage – 2.6%
Evercore Partners, Inc.	47	4,173
LPL Investment Holdings, Inc.	74	6,066

		10,239

Regional Banks – 1.3%
Heritage Financial Corp.	58	1,711
Seacoast Banking Corp. of Florida (A)	131	3,328

		5,039

Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd. (A)	71	3,324

Total Financials – 5.3%		21,116
Health Care

Biotechnology – 1.1%
Vericel Corp. (A)	223	4,215

Health Care Distributors – 1.6%
PetIQ, Inc. (A)	197	6,494

Health Care Equipment – 7.1%
Inogen, Inc. (A)	58	3,858
Insulet Corp. (A)	56	6,660
iRhythm Technologies, Inc. (A)	69	5,418
NovoCure Ltd. (A)	44	2,799
Penumbra, Inc. (A)	24	3,773
Tactile Systems Technology, Inc. (A)	104	5,937

		28,445

Health Care Services – 5.5%
AMN Healthcare Services, Inc. (A)	96	5,223
LHC Group, Inc. (A)	43	5,093
Teladoc Health, Inc. (A)(B)	180	11,962

		22,278

COMMON STOCKS (Continued)	Shares	Value
Health Care Supplies – 2.2%
Merit Medical Systems, Inc. (A)	99	$5,917
STAAR Surgical Co. (A)	102	2,985

		8,902

Health Care Technology – 3.7%
CareDx, Inc. (A)	205	7,367
Evolent Health, Inc., Class A (A)	112	889
HMS Holdings Corp. (A)	128	4,151
Omnicell, Inc. (A)	29	2,453

		14,860

Managed Health Care – 1.0%
HealthEquity, Inc. (A)	61	4,006

Pharmaceuticals – 0.8%
Aerie Pharmaceuticals, Inc. (A)	107	3,168

Total Health Care – 23.0%		92,368
Industrials

Aerospace & Defense – 2.3%
Mercury Computer Systems, Inc. (A)	130	9,172

Air Freight & Logistics – 1.2%
Air Transport Services Group, Inc. (A)	206	5,034

Building Products – 0.5%
PGT Innovations, Inc. (A)	124	2,075

Diversified Support Services – 0.7%
Healthcare Services Group, Inc.	96	2,899

Electrical Components & Equipment – 0.7%
EnerSys	39	2,690

Environmental & Facilities Services – 1.5%
Clean Harbors, Inc. (A)	87	6,208

Industrial Machinery – 7.4%
Crane Co.	36	3,005
John Bean Technologies Corp.	57	6,939
RBC Bearings, Inc. (A)	34	5,735
Timken Co. (The)	126	6,474
Woodward, Inc.	66	7,435

		29,588

Security & Alarm Services – 1.5%
Brink’s Co. (The)	75	6,097

Trucking – 1.2%
Knight Transportation, Inc.	143	4,709

Total Industrials – 17.0%		68,472
Information Technology

Application Software – 13.9%
Coupa Software, Inc. (A)	8	1,057
Envestnet, Inc. (A)	73	4,962
Five9, Inc. (A)	143	7,348
Globant S.A. (A)	54	5,420
HubSpot, Inc. (A)	24	4,134

50	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Application Software (Continued)
Mimecast Ltd. (A)	160	$7,488
New Relic, Inc. (A)	45	3,875
Paycom Software, Inc. (A)	16	3,691
Pluralsight, Inc., Class A (A)	163	4,955
Q2 Holdings, Inc. (A)	90	6,857
RealPage, Inc. (A)	59	3,458
Smartsheet, Inc., Class A (A)	56	2,695

		55,940

Communications Equipment – 0.8%
Viavi Solutions, Inc. (A)	247	3,277

Data Processing & Outsourced Services – 1.1%
EVO Payments, Inc., Class A (A)	136	4,290

Internet Services & Infrastructure – 1.3%
8x8, Inc. (A)	222	5,339

IT Consulting & Other Services – 3.2%
Booz Allen Hamilton Holding Corp.	78	5,187
InterXion Holding N.V. (A)	100	7,641

		12,828

Semiconductors – 1.4%
Monolithic Power Systems, Inc.	41	5,628

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 4.1%
Proofpoint, Inc. (A)	68	$8,152
Tufin Software Technologies Ltd. (A)	43	1,102
Varonis Systems, Inc. (A)	87	5,400
Zscaler, Inc. (A)	22	1,652

		16,306

Total Information Technology – 25.8%		103,608
Real Estate

Health Care REITs – 0.3%
Community Healthcare Trust, Inc.	34	1,333

Total Real Estate – 0.3%		1,333

TOTAL COMMON STOCKS – 95.2%		$382,265
(Cost: $295,664)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.2%
Florida Power & Light Co.,
2.320%, 7-17-19	$5,000	4,993
J.M. Smucker Co. (The),
2.501%, 7-1-19	2,695	2,694
McCormick & Co., Inc.,
3.100%, 7-11-19	5,000	4,995

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
Wisconsin Gas LLC,
2.940%, 7-17-19	$4,000	$3,995

		16,677

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (D)	4,152	4,152

	Shares
Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.360%, (E)(F)	5,005	5,005

TOTAL SHORT-TERM SECURITIES – 6.4%		$25,834
(Cost: $25,839)

TOTAL INVESTMENT SECURITIES – 101.6%		$408,099
(Cost: $321,503)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(6,244)

NET ASSETS – 100.0%		$401,855

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $17,656 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2019.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following total return swap agreements were outstanding at June 30, 2019:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	Goldman Sachs International	02/28/2020	$11,951	1-Month LIBOR plus 10 bps	$525	$—	$525

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

2019	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

The following table represents security positions within the total return basket swap as of June 30, 2019:

Reference Entity	Shares		Notional Amount	Value	% of Value
Array BioPharma, Inc.	1		$907	$40	7.7%
Horizon Therapeutics plc	1		385	17	3.3
Blueprint Medicines Corp.	—	*	372	16	3.1
FibroGen, Inc.	—	*	328	14	2.7
Repligen Corp.	—	*	318	14	2.7
Ultragenyx Pharmaceutical, Inc.	—	*	289	13	2.4
Global Blood Therapeutics, Inc.	—	*	252	11	2.1
ACADIA Pharmaceuticals, Inc.	—	*	249	11	2.1
Iovance Biotherapeutics, Inc.	—	*	247	11	2.1
Amicus Therapeutics, Inc.	1		228	10	1.9
Ligand Pharmaceuticals, Inc.	—	*	226	10	1.9
Arena Pharmaceuticals, Inc.	—	*	223	10	1.9
Medicines Co. (The)	—	*	220	10	1.8
Arrowhead Pharmaceuticals, Inc.	—	*	219	10	1.8
Emergent BioSolutions, Inc.	—	*	211	9	1.8
Halozyme Therapeutics, Inc.	1		203	9	1.7
Mirati Therapeutics, Inc.	—	*	195	9	1.6
PTC Therapeutics, Inc.	—	*	192	8	1.6
Insmed, Inc.	—	*	185	8	1.5
Xencor, Inc.	—	*	182	8	1.5
Spark Therapeutics, Inc.	—	*	180	8	1.5
Immunomedics, Inc.	1		176	8	1.5
Reata Pharmaceuticals, Inc.	—	*	168	7	1.4
Intercept Pharmaceuticals, Inc.	—	*	166	7	1.4
Pacira BioSciences, Inc.	—	*	165	7	1.4
Myriad Genetics, Inc.	—	*	164	7	1.4
MyoKardia, Inc.	—	*	162	7	1.4
REGENXBIO, Inc.	—	*	156	7	1.3
Portola Pharmaceuticals, Inc.	—	*	156	7	1.3
Supernus Pharmaceuticals, Inc.	—	*	153	7	1.3
Ironwood Pharmaceuticals, Inc.	1		147	7	1.2
Invitae Corp.	—	*	144	6	1.2
Zogenix, Inc.	—	*	142	6	1.2
Enanta Pharmaceuticals, Inc.	—	*	134	6	1.1
Acceleron Pharma, Inc.	—	*	125	5	1.0
Audentes Therapeutics, Inc.	—	*	124	5	1.0
Heron Therapeutics, Inc.	—	*	121	5	1.0
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	117	5	1.0
Genomic Health, Inc.	—	*	116	5	1.0
Fate Therapeutics, Inc.	—	*	114	5	1.0
AnaptysBio, Inc.	—	*	112	5	0.9
CareDx, Inc.	—	*	112	5	0.9
Coherus Biosciences, Inc.	—	*	108	5	0.9
Editas Medicine, Inc.	—	*	108	5	0.9
Corcept Therapeutics, Inc.	—	*	106	5	0.9
Sangamo Therapeutics, Inc.	—	*	103	5	0.9

Reference Entity	Shares		Notional Amount	Value	% of Value
Esperion Therapeutics, Inc.	—	*	$101	$4	0.8%
Aerie Pharmaceuticals, Inc.	—	*	101	4	0.8
Innoviva, Inc.	—	*	96	4	0.8
Radius Health, Inc.	—	*	93	4	0.8
Momenta Pharmaceuticals, Inc.	—	*	92	4	0.8
Denali Therapeutics, Inc.	—	*	88	4	0.7
Aimmune Therapeutics, Inc.	—	*	87	4	0.7
Natera, Inc.	—	*	86	4	0.7
Apellis Pharmaceuticals, Inc.	—	*	85	4	0.7
Athenex, Inc.	—	*	83	4	0.7
Dicerna Pharmaceuticals, Inc.	—	*	79	3	0.7
Retrophin, Inc.	—	*	79	3	0.7
Atara Biotherapeutics, Inc.	—	*	79	3	0.7
Spectrum Pharmaceuticals, Inc.	—	*	77	3	0.6
Vericel Corp.	—	*	76	3	0.6
Veracyte, Inc.	—	*	76	3	0.6
Madrigal Pharmaceuticals, Inc.	—	*	69	3	0.6
Vanda Pharmaceuticals, Inc.	—	*	69	3	0.6
Omeros Corp.	—	*	69	3	0.6
Theravance Biopharma, Inc.	—	*	68	3	0.6
Clovis Oncology, Inc.	—	*	67	3	0.6
Intersect ENT, Inc.	—	*	65	3	0.5
MacroGenics, Inc.	—	*	63	3	0.5
ANI Pharmaceuticals, Inc.	—	*	62	3	0.5
Amneal Pharmaceuticals, Inc.	—	*	60	3	0.5
Phibro Animal Health Corp.	—	*	59	3	0.5
Cara Therapeutics, Inc.	—	*	57	3	0.5
Alder Biopharmaceuticals, Inc.	—	*	53	2	0.4
Intrexon Corp.	—	*	53	2	0.4
Epizyme, Inc.	—	*	53	2	0.4
CytomX Therapeutics, Inc.	—	*	47	2	0.4
Viking Therapeutics, Inc.	—	*	46	2	0.4
Allogene Therapeutics, Inc.	—	*	46	2	0.4
TherapeuticsMD, Inc.	1		45	2	0.4
WaVe Life Sciences Ltd.	—	*	44	2	0.4
Revance Therapeutics, Inc.	—	*	41	2	0.3
Flexion Therapeutics, Inc.	—	*	40	2	0.3
Akebia Therapeutics, Inc.	—	*	37	2	0.3
Puma Biotechnology, Inc.	—	*	34	2	0.3
BioCryst Pharmaceuticals, Inc.	—	*	33	1	0.3
ImmunoGen, Inc.	1		30	1	0.3
Dynavax Technologies Corp.	—	*	21	1	0.2
Karyopharm Therapeutics, Inc.	—	*	17	1	0.1
Cyclerion Therapeutics, Inc.	—	*	15	1	0.1

				$525

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$382,265	$—	$—
Short-Term Securities	5,005	20,829	—
Total	$387,270	$20,829	$—
Total Return Swaps	$—	$525	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2019

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Asset Strategy(1)		Balanced		Energy		Growth		High Income	International Core Equity	Mid Cap Growth
ASSETS
Investments in unaffiliated securities at value+^	$738,567		$328,917		$43,436		$772,462		$905,627	$727,347	$511,933
Investments in affiliated securities at value+	—		—		—		—		957	—	—
Bullion at value+	41,231		—		—		—		—	—	—
Investments at Value	779,798		328,917		43,436		772,462		906,584	727,347	511,933
Cash	415		32		1		1		2,132	1	1
Cash denominated in foreign currencies at value+	—	*	—		—		—		—	1,108	—
Investment securities sold receivable	8,513		—		361		—		734	649	595
Dividends and interest receivable	3,305		1,065		18		179		12,575	2,146	190
Capital shares sold receivable	40		85		17		53		313	11	4,298
Receivable from affiliates	—		—		—		—		—	—	144
Unrealized appreciation on forward foreign currency contracts	—		—		—		—		—	1,704	—
Receivable from securities lending income — net	25		—	*	—	*	—	*	14	13	2
Prepaid and other assets	—		—		—		1		1	—	—
Total Assets	792,096		330,099		43,833		772,696		922,353	732,979	517,163

LIABILITIES
Cash collateral on securities loaned at value	—		671		1,185		—		2,597	8,253	—
Investment securities purchased payable	8,672		—		—		—		15,447	3,412	246
Capital shares redeemed payable	517		187		2		501		228	365	228
Independent Trustees and Chief Compliance Officer fees payable	158		89		8		277		80	80	36
Distribution and service fees payable	16		7		1		16		18	15	6
Shareholder servicing payable	1		1		—	*	1		1	1	1
Investment management fee payable	45		19		3		44		45	50	36
Accounting services fee payable	19		8		2		17		18	14	11
Unrealized depreciation on forward foreign currency contracts	—		—		—		—		3	—	—
Other liabilities	25		7		6		13		51	24	11
Total Liabilities	9,453		989		1,207		869		18,488	12,214	575
Commitments and Contingencies (See Note 2 and Note 12)
Total Net Assets	$782,643		$329,110		$42,626		$771,827		$903,865	$720,765	$516,588

NET ASSETS
Capital paid in (shares authorized — unlimited)	$712,359		$289,523		$90,850		$488,758		$982,698	$752,038	$375,915
Accumulated earnings gain (loss)	70,284		39,587		(48,224)		283,069		(78,833)	(31,273)	140,673
Total Net Assets	$782,643		$329,110		$42,626		$771,827		$903,865	$720,765	$516,588

CAPITAL SHARES OUTSTANDING:
Class I	33		N/A		52		N/A		13,802	N/A	18,536
Class II	82,316		43,386		10,038		75,112		253,419	48,818	25,611

NET ASSET VALUE PER SHARE:
Class I	$9.51		N/A		$4.24		N/A		$3.39	N/A	$11.74
Class II	$9.50		$7.59		$4.23		$10.28		$3.38	$14.77	$11.68

+COST
Investments in unaffiliated securities at cost	$692,171		$304,300		$59,253		$528,214		$941,713	$743,461	$389,483
Investments in affiliated securities at cost	—		—		—		—		1,085	—	—
Bullion at cost	36,084		—		—		—		—	—	—
Cash denominated in foreign currencies at cost	—		—		—		—		—	1,099	—

^Securities loaned at value	—		4,554		1,155		—		4,642	7,855	10,297

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	53

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Natural Resources		Science and Technology	Small Cap Core		Small Cap Growth
ASSETS
Investments in unaffiliated securities at value+^	$90,949		$541,275	$201,859		$408,099
Investments at Value	90,949		541,275	201,859		408,099
Cash	1		1	110		1
Investment securities sold receivable	334		5,580	795		817
Dividends and interest receivable	89		269	108		38
Capital shares sold receivable	30		117	9		134
Receivable from affiliates	—		—	—		54
Unrealized appreciation on forward foreign currency contracts	468		—	—		—
Swap agreements, at value	—		—	—		525
Receivable from securities lending income — net	1		51	1		2
Total Assets	91,872		547,293	202,882		409,670

LIABILITIES
Cash collateral on securities loaned at value	1,360		6,572	1,095		5,005
Investment securities purchased payable	—		843	1,229		2,447
Capital shares redeemed payable	48		324	161		190
Independent Trustees and Chief Compliance Officer fees payable	18		92	32		121
Distribution and service fees payable	2		11	4		7
Shareholder servicing payable	—	*	1	—	*	—	*
Investment management fee payable	6		38	14		28
Accounting services fee payable	4		11	6		10
Unrealized depreciation on forward foreign currency contracts	22		—	—		—
Other liabilities	5		13	7		7
Total Liabilities	1,465		7,905	2,548		7,815
Commitments and Contingencies (See Note 2 and Note 12)
Total Net Assets	$90,407		$539,388	$200,334		$401,855

NET ASSETS
Capital paid in (shares authorized — unlimited)	$150,523		$267,706	$181,423		$293,018
Accumulated earnings gain (loss)	(60,116)		271,682	18,911		108,837
Total Net Assets	$90,407		$539,388	$200,334		$401,855

CAPITAL SHARES OUTSTANDING:
Class I	N/A		26	N/A		6,229
Class II	23,459		18,581	15,158		36,908

NET ASSET VALUE PER SHARE:
Class I	N/A		$29.12	N/A		$9.33
Class II	$3.85		$28.99	$13.22		$9.31

+COST
Investments in unaffiliated securities at cost	$109,167		$297,776	$183,677		$321,503

^Securities loaned at value	2,291		18,736	1,073		17,656

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2019

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

(In thousands)	Asset Strategy(1)	Balanced	Energy	Growth	High Income		International Core Equity	Mid Cap Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$7,145	$2,059	$292	$3,340	$852		$14,545	$1,498
Foreign dividend withholding tax	(633)	(1)	(5)	(14)	—		(1,515)	—
Interest and amortization from unaffiliated securities	6,117	1,904	16	57	32,193		500	96
Interest and amortization from affiliated securities	—	—	—	—	41		—	—
Securities lending income — net	140	9	4	6	86		108	8
Total Investment Income	12,769	3,971	307	3,389	33,172		13,638	1,602
EXPENSES
Investment management fee	2,698	1,138	190	2,573	2,716		3,045	2,038
Distribution and service fees:
Class II	963	406	56	919	1,049		896	339
Shareholder servicing:
Class I	— *	N/A	— *	N/A	—	*	N/A	1
Class II	16	5	3	9	12		7	8
Custodian fees	24	4	4	6	12		51	5
Independent Trustees and Chief Compliance Officer fees	19	9	1	20	22		18	12
Accounting services fee	101	48	14	92	107		84	67
Professional fees	58	24	19	23	42		40	20
Other	57	12	10	24	36		30	25
Total Expenses	3,936	1,646	297	3,666	3,996		4,171	2,515
Less:
Expenses in excess of limit	—	—	—	—	—		—	(144)
Total Net Expenses	3,936	1,646	297	3,666	3,996		4,171	2,371
Net Investment Income (Loss)	8,833	2,325	10	(277)	29,176		9,467	(769)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	14,034	12,971	(1,924)	39,406	402		(23,837)	19,198
Investments in affiliated securities	—	—	—	—	1		—	—
Written options	—	—	—	—	—		—	135
Swap agreements	569	—	—	—	—		201	—
Forward foreign currency contracts	—	—	—	—	34		(2,621)	—
Foreign currency exchange transactions	(150)	—	—	—	1		(101)	2
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	83,724	23,295	5,690	116,722	41,479		95,263	92,596
Investments in affiliated securities	—	—	—	—	(34)		—	—
Swap agreements	—	—	—	—	—		(46)	—
Forward foreign currency contracts	—	—	—	—	(17)		2,052	—
Foreign currency exchange transactions	28	—	—	—	—	*	29	— *
Net Realized and Unrealized Gain	98,205	36,266	3,766	156,128	41,866		70,940	111,931
Net Increase in Net Assets Resulting from Operations	$107,038	$38,591	$3,776	$155,851	$71,042		$80,407	$111,162

*	Not shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	55

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

(In thousands)	Natural Resources	Science and Technology	Small Cap Core	Small Cap Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$1,591	$1,474	$860	$135
Foreign dividend withholding tax	(24)	(29)	(1)	—
Interest and amortization from unaffiliated securities	26	202	106	219
Securities lending income — net	5	273	4	21
Total Investment Income	1,598	1,920	969	375

EXPENSES
Investment management fee	394	2,112	828	1,671
Distribution and service fees:
Class II	116	620	244	420
Shareholder servicing:
Class I	N/A	— *	N/A	— *
Class II	4	8	4	7
Custodian fees	2	2	7	3
Independent Trustees and Chief Compliance Officer fees	2	12	5	10
Accounting services fee	22	68	35	63
Professional fees	26	25	20	21
Other	13	32	7	30
Total Expenses	579	2,879	1,150	2,225
Less:
Expenses in excess of limit	—	—	—	(54)
Total Net Expenses	579	2,879	1,150	2,171
Net Investment Income (Loss)	1,019	(959)	(181)	(1,796)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(298)	32,274	1,329	22,474
Written options	—	(2,701)	—	—
Swap agreements	—	—	—	547
Forward foreign currency contracts	183	—	—	—
Foreign currency exchange transactions	4	(3)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	7,845	108,693	33,323	56,855
Swap agreements	—	—	—	1,837
Forward foreign currency contracts	20	—	—	—
Foreign currency exchange transactions	— *	—	—	—
Net Realized and Unrealized Gain	7,754	138,263	34,652	81,713
Net Increase in Net Assets Resulting from Operations	$8,773	$137,304	$34,471	$79,917

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Asset Strategy(1)		Balanced		Energy
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$8,833	$14,508	$2,325	$5,385	$10	$(601)
Net realized gain (loss) on investments	14,453	83,992	12,971	26,007	(1,924)	6,108
Net change in unrealized appreciation (depreciation)	83,752	(139,114)	23,295	(40,922)	5,690	(28,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,038	(40,614)	38,591	(9,530)	3,776	(22,911)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	— *	(18)	N/A	N/A	—	—
Class II	(1,322)	(49,202)	(31,681)	(10,863)	—	—
Total Distributions to Shareholders	(1,322)	(49,220)	(31,681)	(10,863)	—	—
Capital Share Transactions	(76,415)	(92,730)	11,882	(31,749)	(348)	(106,411)
Net Increase (Decrease) in Net Assets	29,301	(182,564)	18,792	(52,142)	3,428	(129,322)
Net Assets, Beginning of Period	753,342	935,906	310,318	362,460	39,198	168,520
Net Assets, End of Period	$782,643	$753,342	$329,110	$310,318	$42,626	$39,198

	Growth		High Income		International Core Equity
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(277)	$(200)	$29,176	$57,825	$9,467	$13,342
Net realized gain (loss) on investments	39,406	187,073	438	(24,107)	(26,358)	58,736
Net change in unrealized appreciation (depreciation)	116,722	(147,341)	41,428	(51,073)	97,298	(216,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	155,851	39,532	71,042	(17,355)	80,407	(144,557)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	(3,156)	(3,506)	N/A	N/A
Class II	(186,937)	(99,828)	(55,287)	(56,012)	(70,370)	(32,980)
Total Distributions to Shareholders	(186,937)	(99,828)	(58,443)	(59,518)	(70,370)	(32,980)
Capital Share Transactions	133,722	(153,936)	44,212	(19,488)	34,852	18,832
Net Increase (Decrease) in Net Assets	102,636	(214,232)	56,811	(96,361)	44,889	(158,705)
Net Assets, Beginning of Period	669,191	883,423	847,054	943,415	675,876	834,581
Net Assets, End of Period	$771,827	$669,191	$903,865	$847,054	$720,765	$675,876

*	Not shown due to rounding.

(1)	Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Mid Cap Growth		Natural Resources		Science and Technology
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(769)	$(2,364)	$1,019	$837	$(959)	$(2,425)
Net realized gain (loss) on investments	19,335	158,437	(111)	2,092	29,570	136,933
Net change in unrealized appreciation (depreciation)	92,596	(136,340)	7,865	(30,405)	108,693	(144,970)
Net Increase (Decrease) in Net Assets Resulting from Operations	111,162	19,733	8,773	(27,476)	137,304	(10,462)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	(35,378)	(6,483)	N/A	N/A	—	(85)
Class II	(46,820)	(23,180)	(870)	(351)	—	(65,600)
Total Distributions to Shareholders	(82,198)	(29,663)	(870)	(351)	—	(65,685)
Capital Share Transactions	73,610	(291,936)	(5,936)	(15,129)	(27,582)	(138,951)
Net Increase (Decrease) in Net Assets	102,574	(301,866)	1,967	(42,956)	109,722	(215,098)
Net Assets, Beginning of Period	414,014	715,880	88,440	131,396	429,666	644,764
Net Assets, End of Period	$516,588	$414,014	$90,407	$88,440	$539,388	$429,666

	Small Cap Core		Small Cap Growth
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(181)	$(857)	$(1,796)	$(1,836)
Net realized gain on investments	1,329	37,591	23,021	67,357
Net change in unrealized appreciation (depreciation)	33,323	(48,670)	58,692	(77,892)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,471	(11,936)	79,917	(12,371)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	(855)	—
Class II	(36,690)	(56,235)	(5,061)	(117,993)
Total Distributions to Shareholders	(36,690)	(56,235)	(5,916)	(117,993)
Capital Share Transactions	27,196	(72,013)	(24,173)	105,572
Net Increase (Decrease) in Net Assets	24,977	(140,184)	49,828	(24,792)
Net Assets, Beginning of Period	175,357	315,541	352,027	376,819
Net Assets, End of Period	$200,334	$175,357	$401,855	$352,027

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2019

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2019	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	$8.29	$0.11		$1.12	$1.23	$— *	$(0.01)	$(0.01)
Year ended 12-31-2018	9.37	0.18		(0.67)	(0.49)	(0.20)	(0.39)	(0.59)
Year ended 12-31-2017(4)	8.57	0.08		0.88	0.96	(0.16)	—	(0.16)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	8.29	0.10		1.12	1.22	— *	(0.01)	(0.01)
Year ended 12-31-2018	9.37	0.16		(0.67)	(0.51)	(0.18)	(0.39)	(0.57)
Year ended 12-31-2017	8.04	0.03		1.44	1.47	(0.14)	—	(0.14)
Year ended 12-31-2016	8.30	0.06		(0.27)	(0.21)	(0.05)	—	(0.05)
Year ended 12-31-2015	10.87	0.08		(0.77)	(0.69)	(0.04)	(1.84)	(1.88)
Year ended 12-31-2014	13.25	0.11		(0.78)	(0.67)	(0.06)	(1.65)	(1.71)

Balanced
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	7.46	0.06		0.86	0.92	(0.14)	(0.65)	(0.79)
Year ended 12-31-2018	7.95	0.12		(0.36)	(0.24)	(0.13)	(0.12)	(0.25)
Year ended 12-31-2017	7.47	0.12		0.70	0.82	(0.12)	(0.22)	(0.34)
Year ended 12-31-2016	8.76	0.11		0.00 *	0.11	(0.12)	(1.28)	(1.40)
Year ended 12-31-2015	10.19	0.12		(0.09)	0.03	(0.09)	(1.37)	(1.46)
Year ended 12-31-2014	10.46	0.09		0.64	0.73	(0.10)	(0.90)	(1.00)

Energy
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	3.88	0.01		0.35	0.36	—	—	—
Year ended 12-31-2018	5.87	0.00	*	(1.99)	(1.99)	—	—	—
Year ended 12-31-2017(4)	5.84	0.06		0.02	0.08	(0.05)	—	(0.05)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.87	0.00	*	0.36	0.36	—	—	—
Year ended 12-31-2018	5.87	(0.02)		(1.98)	(2.00)	—	—	—
Year ended 12-31-2017	6.77	0.04		(0.90)	(0.86)	(0.04)	—	(0.04)
Year ended 12-31-2016	5.04	(0.02)		1.76	1.74	(0.01)	—	(0.01)
Year ended 12-31-2015	6.51	0.00	*	(1.44)	(1.44)	— *	(0.03)	(0.03)
Year ended 12-31-2014	7.50	(0.01)		(0.73)	(0.74)	—	(0.25)	(0.25)

Growth
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	11.02	0.00	*	2.52	2.52	—	(3.26)	(3.26)
Year ended 12-31-2018	12.09	0.00	*	0.36	0.36	— *	(1.43)	(1.43)
Year ended 12-31-2017	10.30	0.01		2.84	2.85	(0.03)	(1.03)	(1.06)
Year ended 12-31-2016	11.42	0.03		0.03	0.06	— *	(1.18)	(1.18)
Year ended 12-31-2015	12.08	0.00	*	0.85	0.85	(0.01)	(1.50)	(1.51)
Year ended 12-31-2014	13.33	0.01		1.28	1.29	(0.06)	(2.48)	(2.54)

High Income
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	3.35	0.12		0.16	0.28	(0.24)	—	(0.24)
Year ended 12-31-2018	3.65	0.23		(0.29)	(0.06)	(0.24)	—	(0.24)
Year ended 12-31-2017(4)	3.73	0.16		(0.03)	0.13	(0.21)	—	(0.21)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.34	0.11		0.16	0.27	(0.23)	—	(0.23)
Year ended 12-31-2018	3.64	0.22		(0.29)	(0.07)	(0.23)	—	(0.23)
Year ended 12-31-2017	3.61	0.23		0.01	0.24	(0.21)	—	(0.21)
Year ended 12-31-2016	3.35	0.24		0.28	0.52	(0.26)	—	(0.26)
Year ended 12-31-2015	3.85	0.26		(0.48)	(0.22)	(0.24)	(0.04)	(0.28)
Year ended 12-31-2014	4.00	0.25		(0.17)	0.08	(0.20)	(0.03)	(0.23)

International Core Equity
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	14.66	0.20		1.49	1.69	(0.25)	(1.33)	(1.58)
Year ended 12-31-2018	18.58	0.30		(3.45)	(3.15)	(0.28)	(0.49)	(0.77)
Year ended 12-31-2017	15.30	0.23		3.29	3.52	(0.24)	—	(0.24)
Year ended 12-31-2016	15.53	0.24		(0.11)	0.13	(0.20)	(0.16)	(0.36)
Year ended 12-31-2015	18.00	0.20		(0.06)	0.14	(0.24)	(2.37)	(2.61)
Year ended 12-31-2014	19.75	0.24		0.10	0.34	(0.51)	(1.58)	(2.09)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

60	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Asset Strategy
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	$9.51	14.95%	$1		0.77	%(5)	2.56	%(5)	—%	—%	25%
Year ended 12-31-2018	8.29	-5.20	—	*	0.78		1.91		0.78	1.91	58
Year ended 12-31-2017(4)	9.37	11.16	—	*	0.74	(5)	1.30	(5)	—	—	39	(6)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	9.50	14.81	782		1.02	(5)	2.29	(5)	—	—	25
Year ended 12-31-2018	8.29	-5.44	753		1.03		1.65		—	—	58
Year ended 12-31-2017	9.37	18.27	936		1.02		0.35		—	—	39
Year ended 12-31-2016	8.04	-2.57	954		1.01		0.70		1.02	0.69	68
Year ended 12-31-2015	8.30	-8.35	1,268		0.98		0.81		0.99	0.80	70
Year ended 12-31-2014	10.87	-5.26	1,600		0.97		0.94		0.98	0.93	130

Balanced
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	7.59	12.66	329		1.01	(5)	1.43	(5)	—	—	28
Year ended 12-31-2018	7.46	-3.24	310		1.01		1.55		—	—	54
Year ended 12-31-2017	7.95	11.37	362		1.01		1.54		—	—	48
Year ended 12-31-2016	7.47	2.03	361		1.01		1.53		—	—	54
Year ended 12-31-2015	8.76	-0.32	383		1.00		1.28		—	—	44
Year ended 12-31-2014	10.19	7.57	415		1.01		0.90		—	—	43

Energy
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	4.24	9.45	—	*	1.08	(5)	0.28	(5)	—	—	14
Year ended 12-31-2018	3.88	-33.96	—	*	0.94		-0.09		0.94	-0.09	37
Year ended 12-31-2017(4)	5.87	1.55	—	*	0.92	(5)	1.70	(5)	—	—	22	(6)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.23	9.31	43		1.33	(5)	0.04	(5)	—	—	14
Year ended 12-31-2018	3.87	-34.14	39		1.19		-0.41		—	—	37
Year ended 12-31-2017	5.87	-12.64	169		1.19		0.75		—	—	22
Year ended 12-31-2016	6.77	34.55	196		1.19		-0.27		—	—	31
Year ended 12-31-2015	5.04	-22.14	117		1.20		0.08		—	—	34
Year ended 12-31-2014	6.51	-10.56	118		1.18		-0.10		—	—	21

Growth
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	10.28	23.92	772		1.00	(5)	-0.08	(5)	—	—	10
Year ended 12-31-2018	11.02	2.28	669		1.00		-0.02		—	—	37
Year ended 12-31-2017	12.09	29.34	883		0.99		0.05		—	—	41
Year ended 12-31-2016	10.30	1.22	835		0.98		0.26		1.00	0.24	53
Year ended 12-31-2015	11.42	7.17	897		0.96		0.03		0.99	—	30
Year ended 12-31-2014	12.08	11.81	871		0.96		0.10		0.99	0.07	26

High Income
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	3.39	8.51	47		0.67	(5)	6.83	(5)	—	—	21
Year ended 12-31-2018	3.35	-1.86	44		0.66		6.50		0.66	6.50	42
Year ended 12-31-2017(4)	3.65	3.42	56		0.66	(5)	6.53	(5)	—	—	52	(6)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.38	8.38	857		0.92	(5)	6.58	(5)	—	—	21
Year ended 12-31-2018	3.34	-2.11	803		0.91		6.27		—	—	42
Year ended 12-31-2017	3.64	6.68	887		0.91		6.22		—	—	52
Year ended 12-31-2016	3.61	16.19	845		0.89		6.97		0.92	6.94	36
Year ended 12-31-2015	3.35	-6.50	725		0.89		7.01		0.92	6.98	44
Year ended 12-31-2014	3.85	1.90	818		0.88		6.31		0.91	6.28	55

International Core Equity
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	14.77	11.96	721		1.16	(5)	2.64	(5)	—	—	33
Year ended 12-31-2018	14.66	-17.81	676		1.16		1.70		—	—	51
Year ended 12-31-2017	18.58	23.16	835		1.16		1.33		—	—	59
Year ended 12-31-2016	15.30	1.08	736		1.17		1.60		—	—	77
Year ended 12-31-2015	15.53	-0.94	675		1.16		1.18		—	—	87
Year ended 12-31-2014	18.00	1.44	656		1.16		1.28		—	—	102

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	$11.10	$(0.01)	$2.91	$2.90	$—	$(2.26)	$(2.26)
Year ended 12-31-2018	11.63	(0.02)	0.09	0.07	—	(0.60)	(0.60)
Year ended 12-31-2017(4)	10.30	0.00 *	1.64	1.64	—	(0.31)	(0.31)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	11.07	(0.03)	2.90	2.87	—	(2.26)	(2.26)
Year ended 12-31-2018	11.61	(0.05)	0.09	0.04	—	(0.58)	(0.58)
Year ended 12-31-2017	9.44	(0.04)	2.52	2.48	—	(0.31)	(0.31)
Year ended 12-31-2016	9.42	(0.01)	0.55	0.54	—	(0.52)	(0.52)
Year ended 12-31-2015	10.84	(0.01)	(0.52)	(0.53)	—	(0.89)	(0.89)
Year ended 12-31-2014	10.72	(0.04)	0.82	0.78	—	(0.66)	(0.66)

Natural Resources
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.55	0.04	0.30	0.34	(0.04)	—	(0.04)
Year ended 12-31-2018	4.63	0.03	(1.10)	(1.07)	(0.01)	—	(0.01)
Year ended 12-31-2017	4.50	0.00 *	0.14	0.14	(0.01)	—	(0.01)
Year ended 12-31-2016	3.66	0.01	0.86	0.87	(0.03)	—	(0.03)
Year ended 12-31-2015	4.72	0.02	(1.08)	(1.06)	— *	—	— *
Year ended 12-31-2014	5.43	0.01	(0.72)	(0.71)	—	—	—

Science and Technology
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	21.91	(0.02)	7.23	7.21	—	—	—
Year ended 12-31-2018	27.04	(0.03)	(1.24)	(1.27)	—	(3.86)	(3.86)
Year ended 12-31-2017(4)	25.22	(0.04)	4.16	4.12	—	(2.30)	(2.30)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	21.84	(0.05)	7.20	7.15	—	—	—
Year ended 12-31-2018	27.04	(0.11)	(1.23)	(1.34)	—	(3.86)	(3.86)
Year ended 12-31-2017	22.34	(0.13)	7.08	6.95	—	(2.25)	(2.25)
Year ended 12-31-2016	22.96	(0.11)	0.34	0.23	—	(0.85)	(0.85)
Year ended 12-31-2015	25.02	(0.15)	(0.41)	(0.56)	—	(1.50)	(1.50)
Year ended 12-31-2014	26.58	(0.13)	0.74	0.61	—	(2.17)	(2.17)

Small Cap Core
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	13.51	(0.01)	2.64	2.63	—	(2.92)	(2.92)
Year ended 12-31-2018	18.32	(0.06)	(1.37)	(1.43)	(0.02)	(3.36)	(3.38)
Year ended 12-31-2017	18.34	0.00 *	2.21	2.21	—	(2.23)	(2.23)
Year ended 12-31-2016	15.66	0.01	4.17	4.18	(0.07)	(1.43)	(1.50)
Year ended 12-31-2015	17.98	0.05	(0.95)	(0.90)	(0.02)	(1.40)	(1.42)
Year ended 12-31-2014	19.90	(0.01)	1.19	1.18	(0.02)	(3.08)	(3.10)

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	7.69	(0.03)	1.81	1.78	—	(0.14)	(0.14)
Year ended 12-31-2018(5)	8.76	0.00 *	(1.07)	(1.07)	—	—	—

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	7.68	(0.04)	1.81	1.77	—	(0.14)	(0.14)
Year ended 12-31-2018	11.63	(0.06)	0.03	(0.03)	(0.05)	(3.87)	(3.92)
Year ended 12-31-2017	9.69	(0.07)	2.27	2.20	—	(0.26)	(0.26)
Year ended 12-31-2016	10.60	(0.07)	0.23	0.16	—	(1.07)	(1.07)
Year ended 12-31-2015	12.15	(0.09)	0.51	0.42	—	(1.97)	(1.97)
Year ended 12-31-2014	13.76	(0.10)	0.11	0.01	—	(1.62)	(1.62)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	For the period from November 5, 2018 (commencement of operations of the class) through December 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2018.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.89%.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.14%.

62	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	$11.74	27.13%	$218		0.85	%(6)	-0.18	%(6)	0.90	%(6)	-0.23	%(6)	11%
Year ended 12-31-2018	11.10	0.20	184		0.85		-0.14		0.90		-0.19		53
Year ended 12-31-2017(4)	11.63	16.44	131		0.85	(6)	0.05	(6)	0.89	(6)	0.01	(6)	25	(7)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	11.68	26.98	299		1.10	(6)	-0.43	(6)	1.16	(6)	-0.49	(6)	11
Year ended 12-31-2018	11.07	-0.06	230		1.10		-0.42		1.15		-0.47		53
Year ended 12-31-2017	11.61	26.89	585		1.11		-0.39		1.15		-0.43		25
Year ended 12-31-2016	9.44	6.12	615		1.10		-0.09		1.15		-0.14		33
Year ended 12-31-2015	9.42	-5.78	586		1.10		-0.07		1.15		-0.12		42
Year ended 12-31-2014	10.84	7.87	557		1.10		-0.34		1.15		-0.39		43

Natural Resources
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.85	9.77	90		1.25	(6)	2.20	(6)	—		—		10
Year ended 12-31-2018	3.55	-23.23	88		1.21		0.72		—		—		33
Year ended 12-31-2017	4.63	2.97	131		1.36		0.11		—		—		44
Year ended 12-31-2016	4.50	23.81	144		1.36		0.20		—		—		67
Year ended 12-31-2015	3.66	-22.39	114		1.35		0.54		—		—		34
Year ended 12-31-2014	4.72	-13.04	146		1.33		0.12		—		—		31

Science and Technology
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	29.12	32.91	—	*	0.91	(6)	-0.14	(6)	—		—		15
Year ended 12-31-2018	21.91	-5.00	1		0.91		-0.11		0.91		-0.11		17
Year ended 12-31-2017(4)	27.04	17.24	—	*	0.90	(6)	-0.25	(6)	—		—		27	(7)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	28.99	32.75	539		1.16	(6)	-0.39	(6)	—		—		15
Year ended 12-31-2018	21.84	-5.23	429		1.16		-0.38		—		—		17
Year ended 12-31-2017	27.04	32.12	645		1.15		-0.51		—		—		27
Year ended 12-31-2016	22.34	1.54	514		1.15		-0.52		1.17		-0.54		16
Year ended 12-31-2015	22.96	-2.88	582		1.13		-0.60		1.15		-0.62		25
Year ended 12-31-2014	25.02	2.91	586		1.13		-0.51		1.15		-0.53		29

Small Cap Core
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	13.22	19.82	200		1.18	(6)	-0.19	(6)	—		—		28
Year ended 12-31-2018	13.51	-10.49	175		1.17		-0.34		—		—		112
Year ended 12-31-2017	18.32	13.73	316		1.15		0.01		—		—		112
Year ended 12-31-2016	18.34	28.88	348		1.16		0.08		—		—		182
Year ended 12-31-2015	15.66	-5.58	318		1.15		0.26		—		—		142
Year ended 12-31-2014	17.98	7.05	354		1.15		-0.10		—		—		81

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2019 (unaudited)	9.33	23.24	58		0.89	(6)	-0.71	(6)	0.91	(6)	-0.73	(6)	23
Year ended 12-31-2018(5)	7.69	-12.24	52		1.05	(6)(9)	0.15	(6)	1.07	(6)	0.13	(6)	52	(8)

Class II Shares
Six-month period ended 6-30-2019 (unaudited)	9.31	23.08	344		1.14	(6)	-0.95	(6)	1.17	(6)	-0.98	(6)	23
Year ended 12-31-2018	7.68	-4.11	300		1.16	(10)	-0.52		1.18		-0.54		52
Year ended 12-31-2017	11.63	23.12	377		1.15		-0.69		1.17		-0.71		55
Year ended 12-31-2016	9.69	2.92	426		1.14		-0.79		1.16		-0.81		107
Year ended 12-31-2015	10.60	1.88	430		1.13		-0.76		1.15		-0.78		102
Year ended 12-31-2014	12.15	1.59	426		1.14		-0.80		1.16		-0.82		85

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	63

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2019 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Asset Strategy, Balanced, Energy, Growth, High Income, International Core Equity, Mid Cap Growth, Natural Resources, Science and Technology, Small Cap Core and Small Cap Growth (each, a “Portfolio”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Mid Cap Growth, Science and Technology and Small Cap Growth also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or

64	SEMIANNUAL REPORT	2019

segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2019, the Portfolios have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

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3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

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assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

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Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of June 30, 2019, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Forward Foreign Currency Contracts. All Portfolios are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts

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are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

High Income, International Core Equity and Natural Resources enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Asset Strategy, Mid Cap Growth and Science and Technology purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. All Portfolios are authorized to invest in swap agreements. Swap agreements are bilateraly negotiated agreements between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

After a centrally cleared swap is accepted for clearing, a Portfolio may be required to deposit initial margin with a Clearing Member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statement of Assets and Liabilities.

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the

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extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Asset Strategy, International Core Equity and Small Cap Growth enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2019:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
High Income
Unrealized appreciation on forward foreign currency contracts(1)	$178	$—	$178	$— *	$—	$(178)	$—
International Core Equity
Unrealized appreciation on forward foreign currency contracts	$1,704	$—	$1,704	$(1,704)	$—	$—	$—
Natural Resources
Unrealized appreciation on forward foreign currency contracts(1)	$483	$—	$483	$(19)	$(464)	$—	$—
Small Cap Growth
Swap agreements, at value	$525	$—	$525	$—	$—	$(525)	$—

*	Not shown due to rounding.
(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

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Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
High Income
Unrealized depreciation on forward foreign currency contracts(1)	$5	$—	$5	$— *	$—	$—	$5
International Core Equity
Unrealized depreciation on forward foreign currency contracts(1)	$2,878	$—	$2,878	$(1,704)	$(881)	$—	$293
Natural Resources
Unrealized depreciation on forward foreign currency contracts	$22	$—	$22	$(19)	$—	$—	$3

*	Not shown due to rounding.
(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2019:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
High Income	Foreign currency		$—	Unrealized depreciation on forward foreign currency contracts	$3
International Core Equity	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,704		—
Natural Resources	Foreign currency	Unrealized appreciation on forward foreign currency contracts	468	Unrealized depreciation on forward foreign currency contracts	22
Small Cap Growth	Equity	Swap agreements, at value	525		—

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$267	$569	$—	$—	$—	$836
High Income	Foreign currency	—	—	—	—	34	34
International Core Equity	Equity	—	201	—	—	—	201
	Foreign currency	—	—	—	—	(2,621)	(2,621)
Mid Cap Growth	Equity	(278)	—	—	135	—	(143)
Natural Resources	Foreign currency	—	—	—	—	183	183
Science and Technology	Equity	4,085	—	—	(2,701)	—	1,384
Small Cap Growth	Equity	—	547	—	—	—	547

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

72	SEMIANNUAL REPORT	2019

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
High Income	Foreign currency	$—	$—	$—	$—	$(17)	$(17)
International Core Equity	Equity	—	(46)	—	—	—	(46)
	Foreign currency	—	—	—	—	2,052	2,052
Natural Resources	Foreign currency	—	—	—	—	20	20
Small Cap Growth	Equity	—	1,837	—	—	—	1,837

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2019, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Asset Strategy	$—	$—	$—	$1,798	$43	$—
High Income	3	—	—	—	—	—
International Core Equity	856	—	—	313	—	—
Mid Cap Growth	—	—	—	—	—	8
Natural Resources	54	—	—	—	—	—
Science and Technology	—	—	—	—	843	336
Small Cap Growth	—	—	—	11,557	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO ($ amounts in thousands)

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Ivy VIP Asset Strategy (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2019 of the Subsidiary and the Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$782,643	$41,240	5.27%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	782,643	604	0.08

2019	SEMIANNUAL REPORT	73

6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	Over $10,000M
Asset Strategy	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Balanced	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Natural Resources	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.700
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Core	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760

IICO has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to W&R for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund

74	SEMIANNUAL REPORT	2019

operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2019 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Asset Strategy	Class I	Contractual	4-28-2017	4-30-2020	Class II less 0.25%		$—		N/A
Energy	Class I	Contractual	4-28-2017	4-30-2020	Class II less 0.25%		$—		N/A
High Income	Class I	Contractual	4-28-2017	4-30-2020	Class II less 0.25%		$—		N/A
Mid Cap Growth	All Classes	Contractual	4-28-2017	4-30-2020	N/A		$135	(1)	Investment Management Fee
	Class I	Contractual	4-28-2017	4-30-2020	0.85%		$—	*	Shareholder Servicing
	Class I	Contractual	4-28-2017	4-30-2020	Class II less 0.25%		$—		N/A
	Class II	Contractual	5-1-2012	4-30-2020	1.10%		$9		12b-1 Fees and/or Shareholder Servicing
Science and Technology	Class I	Contractual	4-28-2017	4-30-2020	Class II less 0.25%		$—		N/A
Small Cap Growth	All Classes	Contractual	4-28-2017	4-30-2020	N/A		$45	(1)	Investment Management Fee
	Class I	Contractual	11-5-2018	4-30-2020	Class II less 0.25%		$—	*	Shareholder Servicing
	Class II	Contractual	10-1-2016	4-30-2020	1.14%		$9		12b-1 Fees and/or Shareholder Servicing
*	Not shown due to rounding.
(1)	Due to Class I and/or Class II contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2019 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2019.

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2019 follows:

Portfolio	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/ (Loss)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation
High Income
Larchmont Resources LLC(1)	1	$—	$—	$—	$—	1	$252	$—

	12-31-18 Principal Balance				Interest Received	6-30-19 Principal Balance		Net Change in Unrealized Depreciation
Larchmont Resources LLC (9.460% Cash or 9.460% PIK), 9.460%, 8-7-20	$817	$—	$(56)	$1	$41	$757	$705	$(34)

(1)	No dividends were paid during the preceding 12 months.

2019	SEMIANNUAL REPORT	75

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asset Strategy	$2,041	$175,574	$1,918	$252,434
Balanced	26,409	61,744	12,568	95,099
Energy	—	7,006	—	6,125
Growth	—	74,841	—	126,263
High Income	—	177,535	—	173,940
International Core Equity	—	218,919	—	265,734
Mid Cap Growth	—	51,496	—	67,588
Natural Resources	—	8,922	—	13,221
Science and Technology	—	73,785	—	116,491
Small Cap Core	—	105,274	—	111,094
Small Cap Growth	—	84,580	—	111,012

10.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Portfolios may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. Dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2019 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2019:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$4,554	$671	$3,980	$4,651
Energy	1,155	1,185	—	1,185
High Income	4,642	2,597	2,157	4,754
International Core Equity	7,855	8,253	—	8,253
Mid Cap Growth	10,297	—	10,505	10,505
Natural Resources	2,291	1,360	979	2,339
Science and Technology	18,736	6,572	12,606	19,178
Small Cap Core	1,073	1,095	—	1,095
Small Cap Growth	17,656	5,005	13,022	18,027

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

76	SEMIANNUAL REPORT	2019

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Asset Strategy				Balanced
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	—	$—	1	$9	N/A	N/A	N/A	N/A
Class II	942	8,404	3,140	29,977	756	$5,980	1,416	$11,226
Shares issued in reinvestment of distributions to shareholders:
Class I	— *	— *	2	18	N/A	N/A	N/A	N/A
Class II	145	1,322	5,872	49,202	4,279	31,681	1,388	10,863
Shares redeemed:
Class I	— *	— *	— *	— *	N/A	N/A	N/A	N/A
Class II	(9,592)	(86,141)	(18,070)	(171,936)	(3,273)	(25,779)	(6,760)	(53,838)

Net increase (decrease)	(8,505)	$(76,415)	(9,055)	$(92,730)	1,762	$11,882	(3,956)	$(31,749)

	Energy				Growth
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	5	$21	8	$32	N/A	N/A	N/A	N/A
Class II	2,137	9,230	5,435	31,159	485	$5,813	1,679	$20,421
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	—	—	N/A	N/A	N/A	N/A
Class II	—	—	—	—	18,896	186,937	8,478	99,828
Shares redeemed:
Class I	(4)	(16)	— *	— *	N/A	N/A	N/A	N/A
Class II	(2,189)	(9,583)	(24,018)	(137,602)	(4,987)	(59,028)	(22,501)	(274,185)

Net increase (decrease)	(51)	$(348)	(18,575)	$(106,411)	14,394	$133,722	(12,344)	$(153,936)

*Not shown due to rounding.

2019	SEMIANNUAL REPORT	77

	High Income				International Core Equity
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	684	$2,434	1,713	$5,956	N/A	N/A	N/A	N/A
Class II	14,398	50,021	32,626	116,310	818	$12,554	4,963	$83,359
Shares issued in reinvestment of distributions to shareholders:
Class I	936	3,156	1,015	3,506	N/A	N/A	N/A	N/A
Class II	16,419	55,287	16,234	56,012	4,945	70,370	1,813	32,980
Shares redeemed:
Class I	(1,111)	(3,882)	(4,836)	(16,926)	N/A	N/A	N/A	N/A
Class II	(18,011)	(62,804)	(52,101)	(184,346)	(3,055)	(48,072)	(5,580)	(97,507)

Net increase (decrease)	13,315	$44,212	(5,349)	$(19,488)	2,708	$34,852	1,196	$18,832

	Mid Cap Growth				Natural Resources
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	109	$1,367	7,297	$90,379	N/A	N/A	N/A	N/A
Class II	3,277	40,729	7,032	87,767	1,825	$7,032	3,428	$15,087
Shares issued in reinvestment of distributions to shareholders:
Class I	3,171	35,378	534	6,483	N/A	N/A	N/A	N/A
Class II	4,217	46,820	1,911	23,180	229	870	75	351
Shares redeemed:
Class I	(1,351)	(17,122)	(2,531)	(31,811)	N/A	N/A	N/A	N/A
Class II	(2,621)	(33,562)	(38,548)	(467,934)	(3,541)	(13,838)	(6,932)	(30,567)

Net increase (decrease)	6,802	$73,610	(24,305)	$(291,936)	(1,487)	$(5,936)	(3,429)	$(15,129)

	Science and Technology				Small Cap Core

	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	2	$43	6	$184	N/A	N/A	N/A	N/A
Class II	1,088	28,793	2,736	79,209	285	$4,165	841	$13,662
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	4	85	N/A	N/A	N/A	N/A
Class II	—	—	2,937	65,600	2,817	36,690	3,561	56,235
Shares redeemed:
Class I	— *	(9)	(1)	(26)	N/A	N/A	N/A	N/A
Class II	(2,158)	(56,409)	(9,856)	(284,003)	(928)	(13,659)	(8,646)	(141,910)

Net increase (decrease)	(1,068)	$(27,582)	(4,174)	$(138,951)	2,174	$27,196	(4,244)	$(72,013)

*Not shown due to rounding.

78	SEMIANNUAL REPORT	2019

	Small Cap Growth
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	33	$290	6,845	$58,514
Class II	1,214	10,732	3,202	32,902
Shares issued in connection with merger:
Class I	N/A	N/A	56	487
Class II	N/A	N/A	9,666	84,646
Shares issued in reinvestment of distributions to shareholders:
Class I	94	855	—	—
Class II	561	5,061	12,302	117,993
Shares redeemed:
Class I	(676)	(6,056)	(123)	(980)
Class II	(3,909)	(35,055)	(18,536)	(187,990)

Net increase (decrease)	(2,683)	$(24,173)	13,412	$105,572

12.	COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2019, there were no outstanding bridge loan commitments.

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Strategy	$757,118	$101,052	$78,323	$22,729
Balanced	304,643	31,870	7,596	24,274
Energy	59,016	1,846	17,426	(15,580)
Growth	528,234	249,426	5,198	244,228
High Income	957,907	17,543	68,866	(51,323)
International Core Equity	743,625	62,761	79,039	(16,278)
Mid Cap Growth	389,912	133,211	11,190	122,021
Natural Resources	109,062	5,059	23,172	(18,113)
Science and Technology	297,883	248,879	5,487	243,392
Small Cap Core	183,963	24,213	6,317	17,896
Small Cap Growth	321,797	100,186	13,884	86,302

2019	SEMIANNUAL REPORT	79

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2018 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Asset Strategy	$108	$1,205	$—	$—	$—
Balanced	6,219	25,290	—	—	—
Energy	—	—	—	—	—
Growth	4,138	182,791	—	—	—
High Income	58,145	—	—	—	—
International Core Equity	13,997	56,369	—	—	—
Mid Cap Growth	—	82,045	—	—	—
Natural Resources	241	—	—	—	—
Science and Technology	—	—	—	292	—
Small Cap Core	12,735	23,952	—	—	—
Small Cap Growth	—	5,911	—	—	390

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Asset Strategy	$15,495	$33,725	$14,371	$—
Balanced	5,473	5,390	5,768	10,204
Energy	—	—	1,272	—
Growth	811	99,017	2,229	79,352
High Income	59,518	—	54,175	—
International Core Equity	28,472	4,508	10,926	—
Mid Cap Growth	2,816	26,847	—	19,650
Natural Resources	351	—	179	—
Science and Technology	—	65,685	3,112	47,869
Small Cap Core	27,706	28,529	34,485	4,780
Small Cap Growth	20,961	97,032	—	10,680

(1)	Includes short-term capital gains, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

80	SEMIANNUAL REPORT	2019

Accumulated capital losses represent net capital loss carryovers as of December 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2018, the capital loss carryovers were as follows:

Portfolio	Short-Term Capital Loss Carryover		Long-Term Capital Loss Carryover
Asset Strategy	$—		$—
Balanced	—		—
Energy	10,337	(1)	20,061	(1)
Growth	—		—
High Income	280		56,478
International Core Equity	—		—
Mid Cap Growth	—		—
Natural Resources	6,122		36,157
Science and Technology	—		—
Small Cap Core	—		—
Small Cap Growth	—		—

(1)	$29,427 of these Capital Loss Carryovers are subject to an annual limitation of $3,708 plus any unused limitation from prior years.

2019	SEMIANNUAL REPORT	81

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

82	SEMIANNUAL REPORT	2019

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2019	SEMIANNUAL REPORT	83

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2019	SEMIANNUAL REPORT	85

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86	SEMIANNUAL REPORT	2019

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate — Managed Volatility

Pathfinder Moderately Aggressive — Managed Volatility

Pathfinder Moderately Conservative — Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2019	SEMIANNUAL REPORT	87

SEMIANN-VIP1 (06/19)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2019

Ivy Variable Insurance Portfolios

Core Equity	Class II

Corporate Bond	Class II

Global Bond	Class II

Global Equity Income	Class II

Global Growth	Class II

Limited-Term Bond	Class II

Securian Real Estate Securities	Class II

Value	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2019

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2019 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Equity markets roared back following the sharp correction at year-end 2018, with the S&P 500 Index advancing 17% as of June 30, and every sector posting gains. The rally had a pro-cyclical component as information technology, consumer discretionary and industrials delivered the strongest sector returns, while energy and health care were the laggards.

The U.S. economy remains relatively healthy and is now in the longest economic expansion in U.S. history despite uncertainty about trade and signs of global weakening. We believe the underlying fundamentals — a robust job market, rising wages and low inflation — support continued growth during the rest of 2019. However, U.S. trade policy remains a wildcard and poses a major threat to the current expansion.

The U.S. Federal Reserve (Fed) has held steady on interest rates so far in 2019. However, increasing pressures from trade turmoil and uncertainty around the strength of global growth is likely to lead the Fed to become more accommodative, leading to interest rate cuts in second half of the calendar year.

Emerging markets faced multiple headwinds over the period, namely a strong dollar, China’s focus on deleveraging and regulation, trade wars, volatile energy prices and geopolitical risks. Despite near-term concerns and likely volatility across the global equity market, we believe the long-term fundamentals in emerging markets will continue to offer opportunities.

Looking ahead, we believe equities face intensifying headwinds as the pace of global growth slows and trade turmoil lingers. As we examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and every investor, we think the innovation and management skill within individual companies are the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2019	12/31/2018
S&P 500 Index	2,941.76	2,506.85
MSCI EAFE Index	1,922.30	1,719.88
10-Year Treasury Yield	2.00%	2.69%
U.S. unemployment rate	3.7%	3.9%
30-year fixed mortgage rate	3.73%	4.55%
Oil price per barrel	$58.47	$45.41

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate crude grade.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2019	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2019.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Equity
Class II	$1,000	$1,180.30	$5.12	$1,000	$1,020.10	$4.75	0.95%
Corporate Bond
Class II	$1,000	$1,084.80	$3.96	$1,000	$1,020.95	$3.84	0.77%
Global Bond
Class II	$1,000	$1,068.10	$3.00	$1,000	$1,021.92	$2.93	0.58%
Global Equity Income
Class II	$1,000	$1,136.90	$5.45	$1,000	$1,019.71	$5.15	1.02%
Global Growth
Class II	$1,000	$1,179.70	$6.10	$1,000	$1,019.22	$5.65	1.13%
Limited-Term Bond
Class II	$1,000	$1,030.90	$3.96	$1,000	$1,020.86	$3.94	0.79%
Securian Real Estate Securities
Class II	$1,000	$1,157.80	$7.01	$1,000	$1,018.27	$6.56	1.32%
Value
Class II	$1,000	$1,131.70	$5.33	$1,000	$1,019.81	$5.05	1.01%

4	SEMIANNUAL REPORT	2019

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2019, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2019	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	97.8%
Information Technology	22.5%
Financials	13.9%
Consumer Discretionary	12.3%
Communication Services	11.9%
Industrials	11.3%
Health Care	10.8%
Consumer Staples	6.8%
Materials	3.6%
Energy	3.4%
Utilities	1.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.2%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
TE Connectivity Ltd.	Information Technology	Electronic Manufacturing Services
Boeing Co. (The)	Industrials	Aerospace & Defense
Citigroup, Inc.	Financials	Other Diversified Financial Services
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
AutoZone, Inc.	Consumer Discretionary	Automotive Retail
Blackstone Group L.P. (The)	Financials	Asset Management & Custody Banks
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 4.3%
Charter Communications, Inc., Class A (A)	37	$14,543
Comcast Corp., Class A	362	15,321

		29,864

Interactive Home Entertainment – 1.8%
Take-Two Interactive Software, Inc. (A)	109	12,326

Interactive Media & Services – 3.9%
Alphabet, Inc., Class A (A)	13	13,752
Facebook, Inc., Class A (A)	67	12,834

		26,586

Movies & Entertainment – 1.9%
Walt Disney Co. (The)	95	13,308

Total Communication Services – 11.9%		82,084
Consumer Discretionary

Auto Parts & Equipment – 2.1%
Aptiv plc	183	14,751

Automotive Retail – 2.6%
AutoZone, Inc. (A)	17	18,141

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	139	8,202

Footwear – 1.9%
NIKE, Inc., Class B	152	12,744

Internet & Direct Marketing Retail – 4.5%
Alibaba Group Holding Ltd. ADR (A)	64	10,862
Amazon.com, Inc. (A)	11	20,262

		31,124

Total Consumer Discretionary – 12.3%		84,962
Consumer Staples

Distillers & Vintners – 1.2%
Constellation Brands, Inc.	43	8,527

Hypermarkets & Super Centers – 4.6%
Costco Wholesale Corp.	42	11,051
Wal-Mart Stores, Inc.	185	20,474

		31,525

Tobacco – 1.0%
Philip Morris International, Inc.	88	6,932

Total Consumer Staples – 6.8%		46,984
Energy

Oil & Gas Refining & Marketing – 1.5%
Marathon Petroleum Corp.	90	5,035
Phillips 66	60	5,565

		10,600

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 1.9%
Enterprise Products Partners L.P.	461	$13,309

Total Energy – 3.4%		23,909
Financials

Asset Management & Custody Banks – 2.6%
Blackstone Group L.P. (The)	402	17,870

Financial Exchanges & Data – 3.4%
MSCI, Inc., Class A	29	6,901
S&P Global, Inc.	74	16,948

		23,849

Other Diversified Financial Services – 6.1%
Citigroup, Inc.	309	21,618
JPMorgan Chase & Co.	185	20,685

		42,303

Property & Casualty Insurance – 1.8%
Progressive Corp. (The)	155	12,375

Total Financials – 13.9%		96,397
Health Care

Health Care Equipment – 3.4%
Danaher Corp.	86	12,277
Zimmer Holdings, Inc.	94	11,079

		23,356

Managed Health Care – 3.7%
Anthem, Inc.	31	8,692
UnitedHealth Group, Inc.	70	17,178

		25,870

Pharmaceuticals – 3.7%
Elanco Animal Health, Inc. (A)	261	8,831
Zoetis, Inc.	144	16,377

		25,208

Total Health Care – 10.8%		74,434
Industrials

Aerospace & Defense – 7.1%
Boeing Co. (The)	64	23,297
Lockheed Martin Corp.	47	16,977
United Technologies Corp.	67	8,763

		49,037

Environmental & Facilities Services – 1.4%
Waste Connections, Inc.	102	9,730

Railroads – 1.5%
Norfolk Southern Corp.	52	10,325

Trading Companies & Distributors – 1.3%
United Rentals, Inc. (A)	69	9,178

Total Industrials – 11.3%		78,270

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 6.2%
First Data Corp., Class A (A)	494	$13,365
MasterCard, Inc., Class A	65	17,283
Visa, Inc., Class A	70	12,171

		42,819

Electronic Manufacturing Services – 4.1%
IPG Photonics Corp. (A)	24	3,717
TE Connectivity Ltd.	254	24,310

		28,027

Internet Services & Infrastructure – 0.7%
GoDaddy, Inc., Class A (A)	64	4,518

Semiconductors – 3.4%
Analog Devices, Inc.	128	14,414
QUALCOMM, Inc.	123	9,341

		23,755

Systems Software – 6.0%
Microsoft Corp.	312	41,730

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	74	14,563

Total Information Technology – 22.5%		155,412
Materials

Commodity Chemicals – 1.7%
LyondellBasell Industries N.V., Class A	140	12,058

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	28	12,924

Total Materials – 3.6%		24,982
Utilities

Electric Utilities – 1.3%
NextEra Energy, Inc.	44	9,075

Total Utilities – 1.3%		9,075

TOTAL COMMON STOCKS – 97.8%		$676,509
(Cost: $617,914)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Sonoco Products Co.,
2.531%, 7-1-19	$5,133	5,132

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (C)	3,878	3,878

2019	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2019 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.350%, 7-7-19 (C)	$6,000	$6,000

TOTAL SHORT-TERM SECURITIES – 2.2%		$15,010
(Cost: $15,011)

TOTAL INVESTMENT SECURITIES – 100.0%		$691,519
(Cost: $632,925)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(278)

NET ASSETS – 100.0%		$691,241

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2019.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$676,509	$—	$—
Short-Term Securities	—	15,010	—
Total	$676,509	$15,010	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	CORPORATE BOND

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Bonds	97.7%
Corporate Debt Securities	92.6%
Asset-Backed Securities	1.9%
Municipal Bonds – Taxable	1.2%
United States Government and Government Agency Obligations	1.1%
Other Government Securities	0.8%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Quality Weightings

Investment Grade	97.3%
AAA	3.0%
AA	13.8%
A	36.8%
BBB	43.7%
Non-Investment Grade	0.4%
BB	0.3%
Non-rated	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$1,320	$1,345
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	855	894
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	1,658	1,670
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1-15-28	881	913
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2-15-29	2,250	2,331
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	2,717	2,727

TOTAL ASSET-BACKED SECURITIES – 1.9%		$9,880
(Cost: $9,556)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 1.0%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.464%, 7-23-22	1,000	1,050
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	527
4.600%, 10-15-38	3,000	3,432
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1-15-25	815	861

		5,870

Integrated Telecommunication Services – 2.1%
AT&T, Inc.:
3.600%, 2-17-23	3,500	3,632
2.950%, 7-15-26	2,000	1,985
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	3,940
5.250%, 3-16-37	1,250	1,494
4.812%, 3-15-39	559	643

		11,694

Interactive Home Entertainment – 0.5%
Activision Blizzard, Inc.:
2.300%, 9-15-21	1,750	1,746
3.400%, 6-15-27	1,000	1,009

		2,755

Interactive Media & Services – 0.6%
Alphabet, Inc.,
3.375%, 2-25-24	2,950	3,114

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Movies & Entertainment – 0.5%
Walt Disney Co. (The),
4.125%, 6-1-44	$2,574	$2,926

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5-15-26	500	502

Wireless Telecommunication Service – 1.2%
Crown Castle Towers LLC,
3.663%, 5-15-25 (A)	2,450	2,542
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	1,969	1,969
Vodafone Group plc,
4.125%, 5-30-25	2,000	2,130

		6,641

Total Communication Services – 6.0%		33,502
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
3.800%, 9-15-27	1,750	1,731

Automobile Manufacturers – 0.2%
General Motors Co.,
5.000%, 10-1-28	1,250	1,313

Education Services – 0.2%
President and Fellows of Harvard College,
3.150%, 7-15-46	500	489
University of Southern California,
3.028%, 10-1-39	500	490

		979

Footwear – 0.9%
NIKE, Inc.,
3.875%, 11-1-45	4,500	4,843

Home Improvement Retail – 0.6%
Home Depot, Inc. (The),
4.200%, 4-1-43	2,800	3,109

Hotels, Resorts & Cruise Lines – 0.6%
Royal Caribbean Cruises Ltd.,
3.700%, 3-15-28	3,500	3,524

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.,
4.800%, 12-5-34	2,870	3,520

Restaurants – 0.3%
Starbucks Corp.,
3.550%, 8-15-29	1,500	1,569

Total Consumer Discretionary – 3.7%		20,588

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Agricultural Products – 0.2%
Archer Daniels Midland Co.,
3.375%, 3-15-22	$1,000	$1,034

Brewers – 1.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2-1-36	6,000	6,598
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1-23-29	750	850
Molson Coors Brewing Co.,
2.250%, 3-15-20	1,000	997

		8,445

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
2.650%, 11-7-22	1,000	1,003
4.500%, 5-9-47	500	521

		1,524

Drug Retail – 0.5%
CVS Health Corp.:
2.800%, 7-20-20	75	75
4.100%, 3-25-25	2,500	2,636

		2,711

Household Products – 0.4%
Procter & Gamble Co. (The),
2.700%, 2-2-26	2,000	2,036

Hypermarkets & Super Centers – 0.5%
Walmart, Inc.,
3.700%, 6-26-28	2,500	2,729

Packaged Foods & Meats – 1.8%
Mars, Inc.:
3.200%, 4-1-30 (A)	1,000	1,038
3.875%, 4-1-39 (A)	2,625	2,777
Nestle Holdings, Inc.,
3.900%, 9-24-38 (A)	3,500	3,824
Smithfield Foods, Inc.:
2.650%, 10-3-21 (A)	1,250	1,232
3.350%, 2-1-22 (A)	1,500	1,496

		10,367

Soft Drinks – 0.9%
Coca-Cola Co. (The),
1.550%, 9-1-21	1,500	1,484
PepsiCo, Inc.:
1.700%, 10-6-21	1,000	992
3.450%, 10-6-46	2,500	2,567

		5,043

Tobacco – 0.7%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
3.490%, 2-14-22	1,830	1,881

10	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Tobacco (Continued)
Philip Morris International, Inc.,
2.875%, 5-1-24	$1,900	$1,928

		3,809

Total Consumer Staples – 6.8%		37,698
Energy

Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12-15-22	3,000	3,031
3.337%, 12-15-27	2,000	2,013

		5,044

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,500	1,547
3.814%, 2-10-24	3,000	3,181
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	3,500	3,634
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	218	234
EQT Corp.,
3.000%, 10-1-22	1,450	1,438

		10,034

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
3.121%, 2-26-21 (B)	2,000	2,000

Oil & Gas Storage & Transportation – 5.3%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	2,000	2,044
Colonial Pipeline Co.,
4.250%, 4-15-48 (A)	1,000	1,076
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	1,000	1,034
Enbridge, Inc.,
2.900%, 7-15-22	2,000	2,029
Energy Transfer Partners L.P.,
4.200%, 4-15-27	2,000	2,077
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,000	1,036
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24 (A)	1,400	1,456
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,045
4.500%, 12-15-26	1,750	1,859
Sabal Trail Transmission LLC,
4.246%, 5-1-28 (A)	2,500	2,664
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	1,500	1,575

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	$2,000	$2,060
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	500	515
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	2,000	2,427
TransCanada Corp.,
5.100%, 3-15-49	3,000	3,472
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48	1,000	1,060
Williams Partners L.P.:
3.750%, 6-15-27	500	517
4.850%, 3-1-48	1,500	1,602

		29,548

Total Energy — 8.4%		46,626
Financials

Asset Management & Custody Banks – 1.4%
Ares Capital Corp.:
3.875%, 1-15-20	280	281
4.250%, 3-1-25	2,000	2,024
BlackRock, Inc.,
3.250%, 4-30-29	1,900	1,989
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.850%, 3-29-29	2,250	2,460
State Street Corp.,
4.375%, 3-7-21	1,250	1,296

		8,050

Consumer Finance – 1.5%
American Express Credit Corp.,
2.200%, 3-3-20	2,000	1,998
Capital One Financial Corp.:
4.200%, 10-29-25	1,500	1,575
3.750%, 7-28-26	1,000	1,017
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,581
3.810%, 1-9-24	1,500	1,507
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	500	504

		8,182

Diversified Banks – 11.9%
Australia and New Zealand Banking Group Ltd.,
2.125%, 8-19-20	1,000	998
Banco Santander S.A.,
3.500%, 4-11-22	1,250	1,282

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bank of America Corp.:
2.503%, 10-21-22	$4,000	$4,007
4.244%, 4-24-38	2,000	2,179
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.335%, 2-5-26 (B)	4,000	3,944
Bank of Montreal,
2.100%, 12-12-19	500	499
Bank of New York Mellon Corp. (The):
3.550%, 9-23-21	1,250	1,284
2.200%, 8-16-23	3,000	2,983
Barclays plc,
3.684%, 1-10-23	4,400	4,456
BB&T Corp.:
2.050%, 5-10-21	1,000	995
2.750%, 4-1-22	3,500	3,541
Citizens Bank N.A.,
3.250%, 2-14-22	1,050	1,070
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)	1,500	1,490
Danske Bank A.S.,
2.700%, 3-2-22 (A)	1,500	1,503
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	500
3.350%, 7-26-21	1,500	1,531
HSBC Holdings plc,
3.803%, 3-11-25	2,250	2,343
Huntington Bancshares, Inc.,
2.300%, 1-14-22	500	500
ING Groep N.V.,
3.550%, 4-9-24	1,325	1,370
KeyBank N.A.,
3.300%, 2-1-22	750	770
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	508
3.218%, 3-7-22	2,000	2,041
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	3,000	3,034
Royal Bank of Canada,
3.200%, 4-30-21	3,000	3,052
Santander Holdings USA, Inc.,
3.400%, 1-18-23	2,500	2,536
Toronto-Dominion Bank,
3.250%, 3-11-24	1,875	1,942
U.S. Bancorp,
3.375%, 2-5-24	1,000	1,043
U.S. Bank N.A.,
3.450%, 11-16-21	7,000	7,186
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	995
3.069%, 1-24-23	1,500	1,523
3.900%, 5-1-45	1,000	1,073
4.750%, 12-7-46	500	569
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,498
2.000%, 8-19-21	1,000	994

		66,239

2019	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 0.4%
Credit Suisse Group AG,
3.574%, 1-9-23 (A)	$2,000	$2,041

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc.,
4.250%, 9-21-48	2,750	3,083

Insurance Brokers – 0.5%
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,017
2.750%, 1-30-22	2,000	2,018

		3,035

Investment Banking & Brokerage – 2.6%
Cantor Fitzgerald L.P.,
4.875%, 5-1-24 (A)	875	902
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,000	1,007
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	1,000	1,014
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,009
2.905%, 7-24-23	1,000	1,009
3.272%, 9-29-25	2,500	2,557
3.750%, 2-25-26	1,000	1,044
3.500%, 11-16-26	2,000	2,049
4.017%, 10-31-38	1,500	1,544
Morgan Stanley,
3.875%, 1-27-26	1,000	1,063
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.981%, 10-24-23 (B)	1,500	1,529

		14,727

Life & Health Insurance – 4.6%
Aflac, Inc.,
4.750%, 1-15-49	2,750	3,248
Athene Holding Ltd.,
4.125%, 1-12-28	3,000	3,023
MetLife Global Funding I,
1.950%, 9-15-21 (A)	2,000	1,984
Metropolitan Life Insurance Co.,
3.450%, 10-9-21 (A)	3,000	3,070
New York Life Global Funding,
2.900%, 1-17-24 (A)	5,500	5,627
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (A)	3,000	3,083
Principal Life Global Funding II,
3.000%, 4-18-26 (A)	1,000	1,013
Protective Life Global Funding:
2.262%, 4-8-20 (A)	2,500	2,496
2.700%, 11-25-20 (A)	1,000	1,005
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (A)	1,000	1,012

		25,561

Other Diversified Financial Services – 3.3%
Citigroup, Inc.:
2.700%, 3-30-21	3,000	3,014

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
3.500%, 5-15-23	$2,000	$2,063
3.980%, 3-20-30	1,875	2,004
Fidelity National Information Services, Inc.,
3.750%, 5-21-29	725	770
JPMorgan Chase & Co.:
2.295%, 8-15-21	6,000	5,998
2.700%, 5-18-23	3,000	3,030
3.625%, 12-1-27	1,500	1,545

		18,424

Property & Casualty Insurance – 0.5%
Aon Corp. (GTD by Aon plc),
3.750%, 5-2-29	2,500	2,607

Regional Banks – 1.1%
PNC Bank N.A.:
2.450%, 11-5-20	264	265
3.300%, 10-30-24	1,000	1,042
PNC Financial Services Group, Inc. (The),
3.450%, 4-23-29	2,000	2,104
SunTrust Banks, Inc.,
3.200%, 4-1-24	2,500	2,578

		5,989

Reinsurance – 0.3%
Reinsurance Group of America, Inc.,
3.900%, 5-15-29	1,700	1,764

Specialized Finance – 1.6%
Dell International LLC and EMC Corp.,
5.450%, 6-15-23 (A)	3,500	3,772
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21 (A)	3,000	3,090
8.100%, 7-15-36 (A)	500	613
John Deere Capital Corp.,
3.200%, 1-10-22	1,500	1,540

		9,015

Total Financials – 30.3%		168,717
Health Care

Biotechnology – 1.4%
Amgen, Inc.:
2.200%, 5-11-20	2,000	1,996
3.875%, 11-15-21	2,500	2,578
3.625%, 5-22-24	1,500	1,576
4.950%, 10-1-41	1,500	1,693

		7,843

Health Care Distributors – 0.5%
McKesson Corp.,
3.650%, 11-30-20	2,500	2,539

Health Care Equipment – 0.4%
Boston Scientific Corp.,
4.550%, 3-1-39	1,875	2,070

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.),
4.125%, 6-15-29	$1,675	$1,714

Health Care Services – 0.2%
Cigna Corp.,
4.375%, 10-15-28 (A)	1,250	1,348

Health Care Supplies – 1.3%
Abbott Laboratories:
3.400%, 11-30-23	700	730
4.750%, 11-30-36	3,000	3,555
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3-15-35	1,752	2,016
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	1,000	998

		7,299

Managed Health Care – 1.6%
Halfmoon Parent, Inc.,
3.400%, 9-17-21 (A)	2,500	2,548
Humana, Inc.,
2.900%, 12-15-22	5,000	5,068
UnitedHealth Group, Inc.,
3.500%, 2-15-24	1,500	1,572

		9,188

Pharmaceuticals – 3.8%
Bayer U.S. Finance II LLC,
4.375%, 12-15-28 (A)	2,500	2,634
Bayer U.S. Finance LLC,
3.000%, 10-8-21 (A)	1,500	1,510
Bristol-Myers Squibb Co.:
2.900%, 7-26-24 (A)	1,875	1,916
3.400%, 7-26-29 (A)	825	863
Eli Lilly and Co.,
3.875%, 3-15-39	2,500	2,710
Merck & Co., Inc.,
3.900%, 3-7-39	3,750	4,104
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	1,000	997
Pfizer, Inc.,
3.900%, 3-15-39	2,500	2,693
Zoetis, Inc.,
3.900%, 8-20-28	3,500	3,728

		21,155

Total Health Care – 9.5%		53,156
Industrials

Aerospace & Defense – 2.5%
BAE Systems Holdings, Inc.:
3.850%, 12-15-25 (A)	1,500	1,567
4.750%, 10-7-44 (A)	1,000	1,108
Boeing Co. (The),
1.650%, 10-30-20	500	496

12	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
General Dynamics Corp.,
1.875%, 8-15-23	$3,000	$2,968
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27	1,000	1,016
Northrop Grumman Corp.:
3.250%, 1-15-28	2,250	2,309
4.030%, 10-15-47	3,000	3,192
Rockwell Collins, Inc.,
2.800%, 3-15-22	1,500	1,515

		14,171

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V.,
3.850%, 11-15-27	1,000	998

Air Freight & Logistics – 0.4%
FedEx Corp.:
4.750%, 11-15-45	1,000	1,046
4.400%, 1-15-47	1,000	995

		2,041

Airlines – 1.1%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	3,000	3,020
Aviation Capital Group LLC,
3.500%, 11-1-27 (A)	2,000	2,000
Sydney Airport Finance,
3.625%, 4-28-26 (A)	1,000	1,026

		6,046

Environmental & Facilities Services – 1.0%
Waste Connections, Inc.,
3.500%, 5-1-29	2,000	2,081
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	1,000	1,003
4.100%, 3-1-45	2,500	2,725

		5,809

Industrial Conglomerates – 0.5%
Ingersoll-Rand Luxembourg Finance S.A.,
3.800%, 3-21-29	2,575	2,701

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
4.550%, 9-1-44	1,000	1,157

Research & Consulting Services – 0.4%
RELX Capital, Inc. (GTD by RELX plc),
4.000%, 3-18-29	1,875	1,980

Trucking – 0.3%
J.B. Hunt Transport Services, Inc. (GTD by J.B. Hunt Transport, Inc.),
3.875%, 3-1-26	1,875	1,962

Total Industrials – 6.6%		36,865

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology

Application Software – 0.2%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC,
4.300%, 6-18-29 (A)	$925	$954

Communications Equipment – 0.5%
L-3 Communications Corp.,
3.850%, 12-15-26	500	523
Motorola Solutions, Inc.,
4.600%, 5-23-29	2,075	2,181

		2,704

Data Processing & Outsourced Services – 1.2%
Fiserv, Inc.,
3.500%, 7-1-29	2,425	2,487
Visa, Inc.:
2.800%, 12-14-22	3,000	3,070
4.150%, 12-14-35	1,000	1,150

		6,707

Electronic Components – 0.6%
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	3,500	3,524

Electronic Equipment & Instruments – 0.5%
Keysight Technologies, Inc.,
4.600%, 4-6-27	2,500	2,672

IT Consulting & Other Services – 0.5%
International Business Machines Corp.,
3.000%, 5-15-24	2,625	2,696

Semiconductor Equipment – 0.3%
Lam Research Corp.,
3.750%, 3-15-26	1,875	1,968

Semiconductors – 2.0%
Intel Corp.:
3.100%, 7-29-22	1,000	1,031
4.000%, 12-15-32	1,500	1,692
4.100%, 5-19-46	3,000	3,301
QUALCOMM, Inc.:
4.650%, 5-20-35	1,500	1,673
4.800%, 5-20-45	500	560
Texas Instruments, Inc.,
3.875%, 3-15-39	2,500	2,716

		10,973

Systems Software – 1.4%
CA, Inc.,
5.375%, 12-1-19	1,080	1,090
Microsoft Corp.:
2.650%, 11-3-22	2,000	2,044
3.500%, 2-12-35	4,500	4,789

		7,923

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.:
2.400%, 5-3-23	4,000	4,037

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals (Continued)
3.200%, 5-11-27	$3,750	$3,908
4.500%, 2-23-36	1,500	1,762

		9,707

Total Information Technology – 8.9%		49,828
Materials

Diversified Metals & Mining – 0.3%
Anglo American Capital plc,
3.750%, 4-10-22 (A)	1,500	1,533

Specialty Chemicals – 0.2%
Methanex Corp.,
5.250%, 3-1-22	1,404	1,462

Total Materials – 0.5%		2,995
Real Estate

Health Care REITs – 0.3%
Senior Housing Properties Trust,
4.750%, 2-15-28	1,500	1,456

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust,
3.950%, 1-15-28	3,700	3,485

Industrial REITs – 0.1%
Aircastle Ltd.,
5.500%, 2-15-22	598	634

Specialized REITs – 3.1%
American Tower Corp.:
3.070%, 3-15-23 (A)	1,500	1,524
3.000%, 6-15-23	2,500	2,523
4.400%, 2-15-26	1,000	1,080
3.125%, 1-15-27	1,000	992
American Tower Trust I,
3.652%, 3-23-28 (A)	1,000	1,045
Crown Castle International Corp.:
2.250%, 9-1-21	500	498
5.250%, 1-15-23	1,027	1,118
3.200%, 9-1-24	1,250	1,276
4.000%, 3-1-27	2,000	2,098
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2-15-29	1,375	1,466
Public Storage, Inc.,
3.385%, 5-1-29	1,500	1,566
Ventas Realty L.P. (GTD by Ventas, Inc.),
2.650%, 1-15-25	1,875	1,866

		17,052

Total Real Estate – 4.1%		22,627
Utilities

Electric Utilities – 5.1%
AEP Transmission Co. LLC,
4.250%, 9-15-48	1,500	1,644

2019	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
CenterPoint Energy, Inc.,
4.250%, 11-1-28	$5,000	$5,401
Commonwealth Edison Co.,
3.650%, 6-15-46	3,000	3,044
Consumers Energy Co.,
4.350%, 4-15-49	1,500	1,735
Duke Energy Carolinas LLC,
3.750%, 6-1-45	1,625	1,668
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	1,011
Entergy Arkansas, Inc.,
4.000%, 6-1-28	1,800	1,917
Florida Power & Light Co.,
3.990%, 3-1-49	1,875	2,054
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	1,094
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11-1-48	2,000	2,283
Southern California Edison Co.,
4.125%, 3-1-48	3,000	3,021
Virginia Electric and Power Co., Series B,
4.600%, 12-1-48	1,500	1,726
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	269
4.300%, 10-15-48	1,250	1,374

		28,241

Gas Utilities – 0.3%
Southern California Gas Co.,
4.300%, 1-15-49	1,500	1,653

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp.,
4.350%, 5-1-33	2,000	2,204

Multi-Utilities – 1.7%
Baltimore Gas and Electric Co.,
4.250%, 9-15-48	1,500	1,661
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23	1,500	1,528
Dominion Resources, Inc.,
2.750%, 1-15-22	3,000	3,021
Public Service Electric and Gas Co.:
1.900%, 3-15-21	2,000	1,993
2.250%, 9-15-26	1,500	1,456

		9,659

Water Utilities – 0.3%
American Water Capital Corp.,
4.150%, 6-1-49	1,500	1,620

Total Utilities – 7.8%		43,377

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$515,979
(Cost: $492,263)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
4.411%, 3-25-35 (B)	$968	$739
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
4.617%, 2-25-34 (B)	8	—	*

		739

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$739
(Cost: $971)

MUNICIPAL BONDS – TAXABLE
New York – 0.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,005	4,071

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	2,000	2,184

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	750	768

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$7,023
(Cost: $5,770)

OTHER GOVERNMENT SECURITIES (C)
Canada – 0.6%
Province de Quebec,
7.140%, 2-27-26	2,500	3,158

South Korea – 0.2%
Korea Development Bank,
3.000%, 3-19-22	1,125	1,144

TOTAL OTHER GOVERNMENT SECURITIES – 0.8%		$4,302
(Cost: $3,831)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2-1-27	1,000	1,045

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations – 0.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
4.479%, 12-25-44 (A)(B)	$5,000	$5,225
Government National Mortgage Association Agency REMIC/CMO,
0.018%, 6-17-45 (D)	12	—	*

		5,225

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$6,270
(Cost: $6,247)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.3%
McCormick & Co., Inc.,
2.492%, 7-9-19	2,642	2,640
Sonoco Products Co.,
2.531%, 7-1-19	4,825	4,824

		7,464

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (F)	3,380	3,380

TOTAL SHORT-TERM SECURITIES – 1.9%		$10,844
(Cost: $10,845)

TOTAL INVESTMENT SECURITIES – 99.6%		$555,037
(Cost: $529,483)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,462

NET ASSETS – 100.0%		$557,499

14	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $89,609 or 16.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at June 30, 2019.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$9,880	$—
Corporate Debt Securities	—	515,979	—
Mortgage-Backed Securities	—	739	—
Municipal Bonds	—	7,023	—
Other Government Securities	—	4,302	—
United States Government Agency Obligations	—	6,270	—
Short-Term Securities	—	10,844	—
Total	$—	$555,037	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	15

PORTFOLIO HIGHLIGHTS	GLOBAL BOND

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	0.1%
Bonds	99.3%
Corporate Debt Securities	75.9%
Other Government Securities	15.8%
United States Government Obligations	7.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

Quality Weightings

Investment Grade	70.6%
AAA	7.6%
AA	5.9%
A	14.1%
BBB	43.0%
Non-Investment Grade	28.7%
BB	17.1%
B	10.9%
CCC	0.2%
Non-rated	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+ and Equities	0.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	31.9%
United States	22.8%
Mexico	7.4%
Other North America	1.7%
Europe	23.2%
United Kingdom	6.6%
Netherlands	5.1%
Other Europe	11.5%
Pacific Basin	18.3%
Indonesia	5.0%
Other Pacific Basin	13.3%
South America	15.7%
Argentina	4.4%
Other South America	11.3%
Other	7.4%
Bahamas/Caribbean	1.8%
Middle East	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

16	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.1%
Banco Latinoamericano de Comercio Exterior S.A.	1	$18

Total Panama – 0.1%		$18

TOTAL COMMON STOCKS – 0.1%		$18
(Cost: $23)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.8%
Pampa Energia S.A.
7.500%, 1-24-27 (A)(B)	$150	138
Pan American Energy LLC
7.875%, 5-7-21	67	69
YPF Sociedad Anonima
8.500%, 3-23-21 (A)(B)	200	204

		411

Total Argentina – 1.8%		$411
Australia

Utilities – 0.9%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	200	207

Total Australia – 0.9%		$207
Austria

Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23 (A)	200	204

Materials – 1.0%
Klabin Austria GmbH
5.750%, 4-3-29 (A)(B)	200	213

Total Austria – 1.9%		$417
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25 (A)	100	106

Total Bermuda – 0.5%		$106
Brazil

Consumer Staples – 1.0%
Cosan Ltd.
5.950%, 9-20-24 (A)	200	209

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16 (A)(C)	15	—	*

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13 (C)	$96	$1

Materials – 1.5%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	150	151
Vale Overseas Ltd.
6.250%, 8-10-26	150	171

		322

Utilities – 0.9%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (A)	200	206

Total Brazil – 3.4%		$738
Canada

Energy – 0.5%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	100	108

Financials – 0.3%
Royal Bank of Canada
4.650%, 1-27-26	50	55

Materials – 0.9%
First Quantum Minerals Ltd.
7.250%, 5-15-22 (A)(B)	200	198

Total Canada – 1.7%		$361
Cayman Islands

Industrials – 0.4%
Guanay Finance Ltd.
6.000%, 12-15-20 (A)	83	84

Materials – 0.9%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21 (A)	200	208

Total Cayman Islands – 1.3%		$292
Chile

Industrials – 0.9%
LATAM Airlines Group S.A.
7.250%, 6-9-20 (A)	200	206

Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	200	210

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6-12-28	80	87

Total Chile – 2.3%		$503

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
China

Communication Services – 1.8%
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)	$200	$202
Weibo Corp.
3.500%, 7-5-24	200	201

		403

Energy – 1.0%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9-12-25 (A)	200	213

Total China – 2.8%		$616
Columbia

Financials – 1.0%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)(B)	200	211

Utilities – 0.9%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (D)	COP302,000	98
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (D)	274,000	88

		186

Total Columbia – 1.9%		$397
Denmark

Financials – 0.9%
Danske Bank A.S.
2.700%, 3-2-22 (A)	$200	200

Total Denmark – 0.9%		$200
France

Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49 (A)	200	212

Total France – 1.0%		$212
Hong Kong

Financials – 1.0%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (A)	200	211

Total Hong Kong – 1.0%		$211
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (A)	200	201

2019	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities – 0.9%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24 (A)	$200	$204

Total India – 1.8%		$405
Indonesia

Utilities – 1.0%
Perusahaan Listrik Negara
5.450%, 5-21-28 (A)	200	222

Total Indonesia – 1.0%		$222
Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5-30-23 (A)	350	361

Total Ireland – 1.6%		$361
Isle Of Man

Consumer Discretionary – 0.9%
GOHL Capital Ltd.
4.250%, 1-24-27	200	206

Total Isle Of Man – 0.9%		$206
Japan

Financials – 1.5%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	100	103
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	115
3.936%, 10-16-23	100	106

		324

Total Japan – 1.5%		$324
Luxembourg

Consumer Staples – 0.9%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	200	200

Industrials – 1.0%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (A)	200	216

Information Technology – 0.8%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (A)	175	176

Total Luxembourg – 2.7%		$592

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Mexico

Communication Services – 0.9%
America Movil S.A.B. de C.V.
3.125%, 7-16-22	$200	$204

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6-30-20 (A)	200	204

Energy – 0.9%
Petroleos Mexicanos
3.500%, 1-30-23	200	190

Financials – 1.4%
Banco Santander S.A.
4.125%, 11-9-22 (A)	300	308

Industrials – 1.0%
Alfa S.A.B. de C.V.
5.250%, 3-25-24 (A)	200	213

Materials – 1.0%
CEMEX S.A.B. de C.V.
7.750%, 4-16-26 (A)	200	220

Total Mexico – 6.1%		$1,339
Netherlands

Communication Services – 2.0%
Myriad International Holdings B.V.
5.500%, 7-21-25	200	218
VTR Finance B.V.
6.875%, 1-15-24 (A)	200	207

		425

Financials – 2.2%
Cooperatieve Rabobank U.A.
3.875%, 2-8-22	75	78
Enel Finance International N.V.
4.625%, 9-14-25 (A)	200	214
Syngenta Finance N.V.
5.182%, 4-24-28 (A)	200	208

		500

Health Care – 0.9%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28	200	185

Total Netherlands – 5.1%		$1,110
Nigeria

Financials – 0.9%
Africa Finance Corp.
4.375%, 4-17-26 (A)	200	206

Total Nigeria – 0.9%		$206

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Norway

Energy – 1.4%
Aker BP ASA:
6.000%, 7-1-22 (A)	$150	$154
4.750%, 6-15-24 (A)	150	155

		309

Total Norway – 1.4%		$309
Peru

Financials – 0.7%
Banco de Credito del Peru
4.250%, 4-1-23 (A)(B)	150	157

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27	194	195

Total Peru – 1.6%		$352
Qatar

Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (A)	42	42

Total Qatar – 0.2%		$42
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	104

Total Singapore – 0.5%		$104
South Korea

Financials – 3.0%
Hyundai Capital Services, Inc.
2.983%, 8-29-22 (A)	210	211
Korea Development Bank
3.250%, 2-19-24	200	207
Woori Bank
2.625%, 7-20-21 (A)	250	250

		668

Total South Korea – 3.0%		$668
Switzerland

Financials – 1.2%
Credit Suisse Group AG
4.282%, 1-9-28 (A)	250	264

Total Switzerland – 1.2%		$264
United Arab Emirates

Energy – 1.0%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (A)	200	212

18	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 1.5%
ICICI Bank Ltd.
3.500%, 3-18-20 (A)	$325	$326

Total United Arab Emirates – 2.5%		$538
United Kingdom

Consumer Staples – 0.9%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	200	206

Financials – 4.8%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	200	207
HSBC Holdings plc:
4.583%, 6-19-29	300	327
5.625%, 12-29-49 (B)	200	201
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	109
State Bank of India
4.875%, 4-17-24 (A)	200	213

		1,057

Materials – 0.9%
Vedanta Resources plc
8.000%, 4-23-23 (A)	200	203

Total United Kingdom – 6.6%		$1,466
United States

Communication Services – 1.1%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	235

Consumer Discretionary – 1.0%
Volkswagen Group of America, Inc.
4.250%, 11-13-23 (A)	200	210

Consumer Staples – 1.8%
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	252
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	125	137

		389

Energy – 0.2%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (A)	58	53

Financials – 6.5%
Bank of America Corp.
3.593%, 7-21-28	125	130
BBVA Bancomer S.A.
6.500%, 3-10-21 (A)	150	158
Citigroup, Inc.
3.520%, 10-27-28	125	129
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	250	254

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Ford Motor Credit Co. LLC
3.096%, 5-4-23	$200	$197
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	104
JPMorgan Chase & Co.
3.540%, 5-1-28	118	123
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26 (A)	50	50
Wells Fargo & Co.
4.300%, 7-22-27	125	135
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.180%, 3-29-49 (E)	125	126

		1,406

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (A)	100	102
4.500%, 1-15-23 (A)	75	78

		180

Industrials – 1.6%
Azul Investments LLP
5.875%, 10-26-24 (A)	200	197
BAE Systems Holdings, Inc.
3.800%, 10-7-24 (A)	75	79
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7-15-22	82	83

		359

Materials – 0.5%
Glencore Funding LLC
4.125%, 3-12-24 (A)	100	104

Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	100	104

Utilities – 1.2%
Sempra Energy
2.850%, 11-15-20	250	252

Total United States – 15.2%		$3,292
Venezuela

Financials – 0.7%
Corporacion Andina de Fomento
3.250%, 2-11-22	150	153

Total Venezuela – 0.7%		$153

TOTAL CORPORATE DEBT SECURITIES – 75.9%		$16,624
(Cost: $16,351)

OTHER GOVERNMENT SECURITIES (F)	Principal	Value
Argentina – 2.6%
Province of Buenos Aires
7.500%, 6-1-27 (A)	$200	$188
Republic of Argentina:
6.875%, 4-22-21	350	307
5.625%, 1-26-22	100	84

		579

Columbia – 1.0%
Republic of Colombia
4.500%, 3-15-29	200	218

Indonesia – 4.0%
Perusahaan Listrik Negara
5.375%, 1-25-29 (A)	200	221
Republic of Indonesia:
3.750%, 4-25-22 (A)	250	256
2.950%, 1-11-23	400	402

		879

Mexico – 1.3%
United Mexican States
3.625%, 3-15-22	270	276

Panama – 1.0%
Republic of Panama
3.750%, 4-17-26	200	208

Qatar – 1.9%
Qatar Government Bond:
2.375%, 6-2-21 (A)	200	200
3.875%, 4-23-23	200	210

		410

Saudi Arabia – 1.1%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	250	250

South Africa – 0.9%
Republic of South Africa
4.875%, 4-14-26	200	207

Turkey – 1.8%
Turkey Government Bond:
5.125%, 3-25-22	200	197
6.250%, 9-26-22	200	201

		398

Uruguay – 0.2%
Republica Orient Uruguay
4.500%, 8-14-24	50	53

TOTAL OTHER GOVERNMENT SECURITIES – 15.8%		$3,478
(Cost: $3,439)

2019	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
United States – 7.6%
U.S. Treasury Bonds
2.250%, 11-15-25	$450	$461
U.S. Treasury Notes:
2.125%, 9-30-24	450	457
1.500%, 8-15-26	110	107
2.375%, 5-15-27	625	646

		1,671

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.6%		$1,671
(Cost: $1,634)

SHORT-TERM SECURITIES
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.620%, 7-5-19 (G)	68	68

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (H)(I)	552	$552

TOTAL SHORT-TERM SECURITIES – 2.8%		$620
(Cost: $620)

TOTAL INVESTMENT SECURITIES – 102.2%		$22,411
(Cost: $22,067)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(472)

NET ASSETS – 100.0%		$21,939

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $11,538 or 52.6% of net assets.

(B)	All or a portion of securities with an aggregate value of $537 are on loan.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP — Columbian Peso).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Rate shown is the annualized 7-day yield at June 30, 2019.

(I)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18	$—	$—
Corporate Debt Securities	—	16,624	—
Other Government Securities	—	3,478	—
United States Government Obligations	—	1,671	—
Short-Term Securities	552	68	—
Total	$570	$21,841	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

20	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	22.8%
Mexico	7.4%
United Kingdom	6.6%
Netherlands	5.1%
Indonesia	5.0%
Argentina	4.4%
Brazil	3.4%
South Korea	3.0%
Columbia	2.9%
China	2.8%
Luxembourg	2.7%
United Arab Emirates	2.5%
Chile	2.3%
Qatar	2.1%
Austria	1.9%

Country Diversification (Continued)

India	1.8%
Turkey	1.8%
Canada	1.7%
Ireland	1.6%
Peru	1.6%
Japan	1.5%
Norway	1.4%
Cayman Islands	1.3%
Switzerland	1.2%
Saudi Arabia	1.1%
Panama	1.1%
France	1.0%
Hong Kong	1.0%
Other Countries	6.4%
Other+	0.6%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS	GLOBAL EQUITY INCOME

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	97.7%
Financials	19.7%
Consumer Staples	16.2%
Energy	14.9%
Industrials	12.0%
Health Care	8.2%
Information Technology	7.6%
Utilities	7.5%
Communication Services	4.2%
Materials	4.1%
Consumer Discretionary	3.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.3%

Country Weightings

Europe	44.7%
United Kingdom	11.4%
France	11.2%
Netherlands	7.3%
Switzerland	5.5%
Other Europe	9.3%
North America	36.2%
United States	32.4%
Canada	3.8%
Pacific Basin	16.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.3%

Top 10 Equity Holdings

Company	Sector	Industry
Royal Dutch Shell plc, Class A	Energy	Integrated Oil & Gas
Lockheed Martin Corp.	Industrials	Aerospace & Defense
Nestle S.A., Registered Shares	Consumer Staples	Packaged Foods & Meats
Pfizer, Inc.	Health Care	Pharmaceuticals
Taiwan Semiconductor Manufacturing Co. Ltd.	Information Technology	Semiconductors
Total S.A.	Energy	Integrated Oil & Gas
AstraZeneca plc	Health Care	Pharmaceuticals
Citigroup, Inc.	Financials	Other Diversified Financial Services
Samsung Electronics Co. Ltd.	Information Technology	Technology Hardware, Storage & Peripherals
Tokio Marine Holdings, Inc.	Financials	Property & Casualty Insurance

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

22	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.6%
Suncor Energy, Inc.	155	$4,819

Financials – 2.2%
Bank of Montreal	88	6,617

Total Canada – 3.8%		$11,436
China

Consumer Discretionary – 0.6%
Wynn Macau Ltd.	787	1,761

Energy – 2.0%
CNOOC Ltd.	3,539	6,037

Total China – 2.6%		$7,798
France

Communication Services – 1.8%
Orange S.A. (A)	348	5,488

Consumer Discretionary – 1.0%
LVMH Moet Hennessy – Louis Vuitton	7	2,997

Consumer Staples – 1.2%
Danone S.A.	44	3,696

Energy – 3.3%
Total S.A.	173	9,695

Financials – 2.0%
BNP Paribas S.A.	127	6,009

Industrials – 1.9%
Vinci	56	5,750

Total France – 11.2%		$33,635
Germany

Utilities – 1.9%
E.ON AG	519	5,635

Total Germany – 1.9%		$5,635
Hong Kong

Financials – 1.9%
BOC Hong Kong (Holdings) Ltd.	1,462	5,756

Utilities – 1.4%
Guangdong Investment Ltd.	2,064	4,081

Total Hong Kong – 3.3%		$9,837
Ireland

Materials – 1.1%
CRH plc	102	3,318

Total Ireland – 1.1%		$3,318

COMMON STOCKS (Continued)	Shares	Value
Italy

Utilities – 2.2%
ENEL S.p.A.	971	$6,773

Total Italy – 2.2%		$6,773
Japan

Financials – 2.7%
Tokio Marine Holdings, Inc.	163	8,179

Total Japan – 2.7%		$8,179
Macau

Consumer Discretionary – 0.6%
Sands China Ltd.	382	1,825

Total Macau – 0.6%		$1,825
Netherlands

Energy – 4.1%
Royal Dutch Shell plc, Class A	373	12,179

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	316	3,658

Industrials – 2.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	138	6,013

Total Netherlands – 7.3%		$21,850
Norway

Consumer Staples – 1.1%
Mowi ASA	133	3,121

Total Norway – 1.1%		$3,121
Russia

Energy – 1.4%
PJSC LUKOIL ADR	49	4,138

Total Russia – 1.4%		$4,138
Singapore

Financials – 1.5%
DBS Group Holdings Ltd.	227	4,361

Total Singapore – 1.5%		$4,361
South Korea

Information Technology – 2.8%
Samsung Electronics Co. Ltd.	203	8,284

Total South Korea – 2.8%		$8,284

COMMON STOCKS (Continued)	Shares	Value
Spain

Financials – 1.6%
Banco Santander S.A. (A)	992	$4,598

Total Spain – 1.6%		$4,598
Switzerland

Consumer Staples – 3.4%
Nestle S.A., Registered Shares	98	10,135

Health Care – 2.1%
Roche Holdings AG, Genusscheine	22	6,256

Total Switzerland – 5.5%		$16,391
Taiwan

Information Technology – 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,275	9,752

Total Taiwan – 3.3%		$9,752
United Kingdom

Consumer Staples – 4.0%
British American Tobacco plc	118	4,129
Unilever plc	124	7,710

		11,839

Financials – 1.4%
3i Group plc	302	4,273

Health Care – 2.8%
AstraZeneca plc	103	8,433

Industrials – 1.2%
BAE Systems plc	556	3,494

Materials – 2.0%
Anglo American plc	208	5,929

Total United Kingdom – 11.4%		$33,968
United States

Communication Services – 2.4%
Verizon Communications, Inc.	124	7,076

Consumer Discretionary – 1.1%
Home Depot, Inc. (The)	15	3,099

Consumer Staples – 6.5%
Philip Morris International, Inc.	92	7,198
Procter & Gamble Co. (The)	65	7,083
Wal-Mart Stores, Inc.	47	5,210

		19,491

Energy – 2.5%
Chevron Corp.	60	7,442

2019	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Financials – 5.2%
Citigroup, Inc.	120	$8,372
JPMorgan Chase & Co.	31	3,423
KeyCorp	200	3,556

		15,351

Health Care – 3.3%
Pfizer, Inc.	226	9,803

Industrials – 6.9%
Boeing Co. (The)	9	3,112
Caterpillar, Inc.	24	3,216
Eaton Corp.	42	3,494
Lockheed Martin Corp.	29	10,488

		20,310

Information Technology – 1.5%
Intel Corp.	97	4,624

Materials – 1.0%
Eastman Chemical Co.	39	3,028

COMMON STOCKS (Continued)	Shares	Value
Utilities – 2.0%
Exelon Corp.	124	$5,949

Total United States – 32.4%		$96,173

TOTAL COMMON STOCKS – 97.7%		$291,072
(Cost: $288,918)

SHORT-TERM SECURITIES	Principal

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.620%, 7-5-19 (B)	$2,064	2,064

	Shares

Money Market Funds – 2.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.360%, (C)(D)	7,774	7,774

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 1.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.400%, 7-7-19 (B)	$5,000	$5,000

TOTAL SHORT-TERM SECURITIES – 5.0%		$14,838
(Cost: $14,838)

TOTAL INVESTMENT SECURITIES – 102.7%		$305,910
(Cost: $303,756)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.7)%		(7,898)

NET ASSETS – 100.0%		$298,012

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $4,037 are on loan.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the annualized 7-day yield at June 30, 2019.

(D)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$7,076	$5,488	$—
Consumer Discretionary	3,099	6,583	—
Consumer Staples	19,491	28,791	—
Energy	12,261	32,049	—
Financials	21,968	36,834	—
Health Care	9,803	14,689	—
Industrials	20,310	15,257	—
Information Technology	4,624	18,036	—
Materials	3,028	9,247	—
Utilities	5,949	16,489	—
Total Common Stocks	$107,609	$183,463	$—
Short-Term Securities	7,774	7,064	—
Total	$115,383	$190,527	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

24	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2019 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Financials	19.7%
Consumer Staples	16.2%
Energy	14.9%
Industrials	12.0%
Health Care	8.2%
Information Technology	7.6%
Utilities	7.5%
Communication Services	4.2%
Materials	4.1%
Consumer Discretionary	3.3%
Other+	2.3%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	25

PORTFOLIO HIGHLIGHTS	GLOBAL GROWTH

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Information Technology	19.5%
Financials	18.9%
Consumer Discretionary	16.3%
Industrials	14.9%
Health Care	9.6%
Consumer Staples	8.6%
Energy	4.7%
Communication Services	4.3%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.2%

Country Weightings

North America	52.1%
United States	48.8%
Other North America	3.3%
Europe	31.2%
France	11.2%
United Kingdom	7.5%
Netherlands	5.6%
Other Europe	6.9%
Pacific Basin	13.5%
China	4.9%
Other Pacific Basin	8.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	3.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Airbus SE	France	Industrials	Aerospace & Defense
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
CME Group, Inc.	United States	Financials	Financial Exchanges & Data
Microsoft Corp.	United States	Information Technology	Systems Software
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Dollar General Corp.	United States	Consumer Discretionary	General Merchandise Stores
Thermo Fisher Scientific, Inc.	United States	Health Care	Life Sciences Tools & Services
Ping An Insurance (Group) Co. of China Ltd., H Shares	China	Financials	Life & Health Insurance
Prudential plc	United Kingdom	Financials	Life & Health Insurance
Ferrari N.V.	Italy	Consumer Discretionary	Automobile Manufacturers

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

26	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Consumer Staples – 2.2%
Alimentation Couche-Tard, Inc., Class B	52	$3,247

Energy – 1.1%
Canadian Natural Resources Ltd.	60	1,606

Total Canada – 3.3%		$4,853
China

Communication Services – 1.2%
Tencent Holdings Ltd.	34	1,534
Tencent Music Entertainment Group ADR(A)(B)	17	250

		1,784

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. ADR (A)	10	1,698

Financials – 2.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	326	3,920

Total China – 4.9%		$7,402
France

Communication Services – 1.9%
Ubisoft Entertainment S.A. (A)	36	2,787

Consumer Discretionary – 0.6%
LVMH Moet Hennessy – Louis Vuitton	2	850

Energy – 1.9%
Total S.A. ADR	49	2,719

Industrials – 6.8%
Airbus SE	55	7,781
Schneider Electric S.A.	26	2,360

		10,141

Total France – 11.2%		$16,497
Germany

Financials – 1.1%
Deutsche Boerse AG	12	1,660

Information Technology – 1.1%
Infineon Technologies AG	88	1,565

Total Germany – 2.2%		$3,225
Hong Kong

Consumer Discretionary – 0.9%
Galaxy Entertainment Group	191	1,285

COMMON STOCKS (Continued)	Shares	Value

Financials – 2.4%
AIA Group Ltd.	328	$3,544

Total Hong Kong – 3.3%		$4,829
India

Financials – 1.2%
HDFC Bank Ltd.	49	1,722

Total India – 1.2%		$1,722
Italy

Consumer Discretionary – 2.5%
Ferrari N.V.	23	3,651

Total Italy – 2.5%		$3,651
Japan

Consumer Discretionary – 0.8%
Isuzu Motors Ltd.	109	1,242

Industrials – 2.4%
Dakin Industries Ltd.	7	956
Recruit Holdings Co. Ltd.	81	2,712

		3,668

Total Japan – 3.2%		$4,910
Netherlands

Consumer Staples – 1.4%
Heineken N.V.	19	2,160

Energy – 1.0%
Royal Dutch Shell plc, Class B	47	1,530

Health Care – 1.1%
Qiagen N.V. (A)	38	1,552

Industrials – 1.6%
Koninklijke Philips Electronics N.V., Ordinary Shares	53	2,297

Information Technology – 0.5%
ASML Holding N.V., NY Registry Shares	4	848

Total Netherlands – 5.6%		$8,387
Switzerland

Consumer Staples – 1.2%
Nestle S.A., Registered Shares	17	1,722

Industrials – 1.0%
Ferguson plc	20	1,429

Total Switzerland – 2.2%		$3,151

COMMON STOCKS (Continued)	Shares	Value
Taiwan

Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	$1,412

Total Taiwan – 0.9%		$1,412
United Kingdom

Consumer Discretionary – 1.2%
Compass Group plc	77	1,843

Consumer Staples – 3.8%
British American Tobacco plc	43	1,507
Diageo plc	50	2,134
Imperial Tobacco Group plc	86	2,008

		5,649

Financials – 2.5%
Prudential plc	169	3,682

Total United Kingdom – 7.5%		$11,174
United States

Communication Services – 1.2%
Facebook, Inc., Class A (A)	9	1,825

Consumer Discretionary – 9.2%
Amazon.com, Inc. (A)	4	7,243
Dollar General Corp.	37	5,040
Home Depot, Inc. (The)	6	1,326

		13,609

Energy – 0.7%
ConocoPhillips	11	661
Schlumberger Ltd.	10	408

		1,069

Financials – 9.1%
CME Group, Inc.	28	5,447
Fidelity National Information Services, Inc.	19	2,387
Goldman Sachs Group, Inc. (The)	9	1,855
KeyCorp	115	2,045
SVB Financial Group (A)	8	1,709

		13,443

Health Care – 8.5%
Abbott Laboratories	35	2,903
HCA Holdings, Inc.	13	1,730
Johnson & Johnson	26	3,616
Thermo Fisher Scientific, Inc.	14	4,073
UnitedHealth Group, Inc.	1	293

		12,615

Industrials – 3.1%
Eaton Corp.	22	1,791
Lyft, Inc., Class A(A)(B)	7	465
Northrop Grumman Corp.	7	2,304

		4,560

2019	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 17.0%
Adobe, Inc. (A)	9	$2,785
Ambarella, Inc. (A)	36	1,592
Arista Networks, Inc. (A)	3	857
Cognizant Technology Solutions Corp., Class A	46	2,936
MasterCard, Inc., Class A	9	2,487
Microsoft Corp.	41	5,436
PayPal, Inc. (A)	26	3,028
Visa, Inc., Class A	30	5,168
Western Digital Corp.	19	884

		25,173

Total United States – 48.8%		$72,294

TOTAL COMMON STOCKS – 96.8%		$143,507
(Cost: $116,026)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 3.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.620%, 7-5-19(C)	$4,501	$4,501

	Shares

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares 2.360%, (D)(E)	477	477

TOTAL SHORT-TERM SECURITIES – 3.3%		$4,978
(Cost: $4,978)

TOTAL INVESTMENT SECURITIES – 100.1%		$148,485
(Cost: $121,004)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(147)

NET ASSETS – 100.0%		$148,338

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $465 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2019.

(E)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$2,075	$4,321	$—
Consumer Discretionary	15,307	8,871	—
Consumer Staples	3,247	9,531	—
Energy	5,394	1,530	—
Financials	13,443	14,528	—
Health Care	14,167	—	—
Industrials	4,560	17,535	—
Information Technology	27,433	1,565	—
Total Common Stocks	$85,626	$57,881	$—
Short-Term Securities	477	4,501	—
Total	$86,103	$62,382	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

28	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2019 (UNAUDITED)

Market Sector Diversification

(as a % of net assets)
Information Technology	19.5%
Financials	18.9%
Consumer Discretionary	16.3%
Industrials	14.9%
Health Care	9.6%
Consumer Staples	8.6%
Energy	4.7%
Communication Services	4.3%
Other+	3.2%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS	LIMITED-TERM BOND

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Bonds	93.6%
United States Government and Government Agency Obligations	60.0%
Corporate Debt Securities	31.5%
Mortgage-Backed Securities	0.8%
Municipal Bonds — Taxable	0.7%
Asset-Backed Securities	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.4%

Quality Weightings

Investment Grade	90.4%
AAA	41.5%
AA	11.9%
A	11.7%
BBB	25.3%
Non-Investment Grade	3.2%
BB	1.0%
Non-rated	2.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.4%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

30	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	$877	$884
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	2,100	2,104

TOTAL ASSET-BACKED SECURITIES – 0.6%		$2,988
(Cost: $2,974)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.700%, 4-15-24	2,000	2,122
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4-1-24	1,190	1,262

		3,384

Integrated Telecommunication Services – 0.2%
Verizon Communications, Inc.,
3.376%, 2-15-25	1,250	1,304

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	1,000	1,011
3.663%, 5-15-25 (A)	950	986

		1,997

Total Communication Services – 1.2%		6,685
Consumer Discretionary

Auto Parts & Equipment – 0.4%
BorgWarner Automotive, Inc.,
8.000%, 10-1-19	2,000	2,022

Automobile Manufacturers – 0.4%
BMW U.S. Capital LLC,
2.150%, 4-6-20 (A)(B)	2,000	1,997

General Merchandise Stores – 1.1%
Dollar General Corp.,
3.250%, 4-15-23	2,640	2,711
Family Dollar Stores, Inc.,
5.000%, 2-1-21	3,500	3,614

		6,325

Hotels, Resorts & Cruise Lines – 0.3%
Marriott International, Inc., Series Q,
2.300%, 1-15-22	1,500	1,495

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet & Direct Marketing Retail – 0.4%
Alibaba Group Holding Ltd.,
2.800%, 6-6-23	$2,500	$2,527

Total Consumer Discretionary – 2.6%		14,366
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
2.250%, 3-15-20	750	748

Distillers & Vintners – 0.8%
Constellation Brands, Inc.:
2.250%, 11-6-20	3,000	2,995
3.200%, 2-15-23	1,500	1,533

		4,528

Drug Retail – 0.4%
CVS Health Corp.:
3.500%, 7-20-22	1,425	1,464
2.750%, 12-1-22	530	531

		1,995

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc.,
2.700%, 1-31-20 (A)	2,800	2,794

Tobacco – 0.9%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
3.490%, 2-14-22	955	982
B.A.T Capital Corp.,
2.297%, 8-14-20	3,845	3,836

		4,818

Total Consumer Staples – 2.7%		14,883
Energy

Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	800	805
3.500%, 2-1-22	2,000	2,053

		2,858

Oil & Gas Exploration & Production – 0.4%
Aker BP ASA,
6.000%, 7-1-22 (A)	1,000	1,030
Exxon Mobil Corp.,
2.397%, 3-6-22	1,000	1,008

		2,038

Oil & Gas Storage & Transportation – 2.6%
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,505
Energy Transfer Partners L.P.,
4.150%, 10-1-20	3,860	3,926
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,500	1,555

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	$1,000	$1,015
3.450%, 2-15-23	1,646	1,691
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22 (A)	1,000	1,024
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,859
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	800	823

		14,398

Total Energy – 3.5%		19,294
Financials

Consumer Finance – 2.2%
Ally Financial, Inc.:
4.125%, 3-30-20	1,432	1,446
4.125%, 2-13-22	1,250	1,281
Discover Bank:
3.100%, 6-4-20	2,500	2,512
3.350%, 2-6-23	1,580	1,616
Ford Motor Credit Co. LLC:
2.681%, 1-9-20	1,000	999
2.459%, 3-27-20	3,066	3,057
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	1,000	1,009

		11,920

Diversified Banks – 5.1%
Bank of America Corp.:
4.100%, 7-24-23	1,983	2,115
4.000%, 4-1-24	1,500	1,598
BB&T Corp.,
3.050%, 6-20-22	2,100	2,146
Citizens Bank N.A.,
3.250%, 2-14-22	1,200	1,223
Huntington Bancshares, Inc.,
4.000%, 5-15-25	2,250	2,398
ING Groep N.V.,
3.550%, 4-9-24	1,000	1,034
Korea Development Bank,
3.250%, 2-19-24	750	778
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7-26-21	1,450	1,482
2.998%, 2-22-22	500	508
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	2,100	2,123
Northern Trust Corp.,
2.375%, 8-2-22	2,269	2,290
Royal Bank of Canada,
2.350%, 10-30-20	5,000	5,009
Synchrony Bank,
3.000%, 6-15-22	1,500	1,511
U.S. Bancorp,
5.125%, 1-15-67	3,580	3,666

		27,881

2019	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 1.9%
E*TRADE Financial Corp.,
2.950%, 8-24-22	$1,580	$1,595
Goldman Sachs Group, Inc. (The):
3.500%, 1-23-25	2,500	2,585
5.700%, 12-29-49	1,500	1,498
Morgan Stanley,
4.875%, 11-1-22	4,050	4,336
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.622%, 5-31-23(C)	300	305

		10,319

Life & Health Insurance – 0.2%
Athene Global Funding,
2.750%, 4-20-20(A)	1,000	1,002

Other Diversified Financial Services – 1.2%
Citigroup, Inc.:
2.700%, 3-30-21	1,000	1,005
2.750%, 4-25-22	2,000	2,019
JPMorgan Chase & Co.:
2.972%, 1-15-23	1,500	1,520
3.125%, 1-23-25	1,359	1,396
3.000%, 2-27-30(D)	850	839

		6,779

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11-3-20	2,543	2,544

Regional Banks – 1.3%
PNC Bank N.A.,
2.550%, 12-9-21	1,000	1,008
PNC Financial Services Group, Inc. (The),
3.500%, 1-23-24	3,674	3,868
SunTrust Banks, Inc.,
3.200%, 4-1-24	2,100	2,165

		7,041

Specialized Finance – 0.1%
Syngenta Finance N.V.,
3.698%, 4-24-20(A)	750	755

Total Financials – 12.5%		68,241
Health Care

Biotechnology – 0.2%
Amgen, Inc., 2.200%, 5-11-20	1,000	998

Health Care Equipment – 0.4%
Becton Dickinson & Co.,
2.894%, 6-6-22	1,900	1,924

Managed Health Care – 0.5%
Halfmoon Parent, Inc.,
3.200%, 9-17-20(A)	2,500	2,523

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 0.4%
Zoetis, Inc.,
3.250%, 2-1-23	$2,415	$2,464

Total Health Care – 1.5%		7,909
Industrials

Aerospace & Defense – 0.3%
BAE Systems plc,
4.750%, 10-11-21(A)	1,170	1,225
Northrop Grumman Corp.,
3.250%, 8-1-23	680	703

		1,928

Airlines – 0.8%
Aviation Capital Group Corp.:
6.750%, 4-6-21(A)	1,500	1,601
2.875%, 1-20-22(A)	1,000	1,007
Delta Air Lines, Inc.,
3.400%, 4-19-21	1,800	1,827

		4,435

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	988	991

Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
5.012%, 1-1-24	849	866

Total Industrials – 1.5%		8,220
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp.,
3.950%, 5-28-24	2,000	2,081

IT Consulting & Other Services – 0.3%
International Business Machines Corp.:
2.800%, 5-13-21	1,500	1,518
2.850%, 5-13-22	300	305

		1,823

Semiconductors – 0.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1-15-20	2,250	2,246

Systems Software – 0.6%
CA, Inc.,
5.375%, 12-1-19	1,500	1,513
Microsoft Corp.,
2.875%, 2-6-24	1,750	1,813

		3,326

Total Information Technology – 1.7%		9,476

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials

Specialty Chemicals – 0.8%
Methanex Corp.,
3.250%, 12-15-19	$4,500	$4,505

Total Materials – 0.8%		4,505
Real Estate

Specialized REITs – 1.5%
American Tower Corp.:
3.300%, 2-15-21	2,000	2,024
5.900%, 11-1-21	800	861
2.250%, 1-15-22	590	587
3.070%, 3-15-23(A)	2,835	2,880
Crown Castle International Corp.:
2.250%, 9-1-21	500	498
4.875%, 4-15-22	1,000	1,063

		7,913

Total Real Estate – 1.5%		7,913
Utilities

Electric Utilities – 2.0%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	3,009
Duke Energy Carolinas LLC,
2.500%, 3-15-23	2,500	2,522
Entergy Texas, Inc.,
2.550%, 6-1-21	1,275	1,273
MidAmerican Energy Co.,
3.700%, 9-15-23	1,045	1,099
National Rural Utilities Cooperative Finance Corp.,
2.400%, 4-25-22	2,000	2,013
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	1,000	1,014

		10,930

Total Utilities – 2.0%		10,930

TOTAL CORPORATE DEBT SECURITIES – 31.5%		$172,422
(Cost: $170,035)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.1%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9-15-27(A)	640	643

32	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO – 0.7%
JPMorgan Chase Commercial Mortgage Securities Trust, Commerical Mortage Pass-Through Certificates, Series 2014-FRR1,
4.286%, 11-27-49 (A)	$3,700	$3,695

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$4,338
(Cost: $4,354)

MUNICIPAL BONDS – TAXABLE

California – 0.7%
CA Various Purp GO Bonds,
7.700%, 11-1-30	3,355	3,598

TOTAL MUNICIPAL BONDS – TAXABLE – 0.7%		$3,598
(Cost: $3,612)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.8%
Federal Home Loan Bank,
2.250%, 7-21-31	1,640	1,629
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	2,500	2,737

		4,366

Mortgage-Backed Obligations – 12.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
4.281%, 8-25-25 (A)(C)	2,778	2,743
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.931%, 11-25-24 (A)(C)	693	694
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.981%, 6-25-27 (A)(C)	915	926
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
6.781%, 11-25-21 (A)(C)	2,923	2,992
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.781%, 11-25-49 (A)(C)	2,120	2,170

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.681%, 6-25-21 (A)(C)	$593	$595
6.431%, 9-25-22 (A)(C)	359	363
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.753%, 11-25-47 (A)(C)	1,500	1,525
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.687%, 4-25-20 (A)(C)	880	897
3.506%, 7-25-22 (A)(C)	1,720	1,757
4.113%, 2-25-46 (A)(C)	70	71
3.743%, 7-25-46 (A)(C)	2,000	2,040
3.681%, 11-25-47 (A)(C)	5,000	5,079
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.599%, 11-25-23 (A)(C)	600	597
3.701%, 11-25-23 (A)(C)	10,870	10,993
4.479%, 12-25-44 (A)(C)	6,047	6,319
4.006%, 5-25-45 (A)(C)	600	623
3.669%, 6-25-45 (A)(C)	1,000	1,027
4.765%, 11-25-46 (A)(C)	1,557	1,630
3.681%, 11-25-47 (A)(C)	2,724	2,792
3.660%, 2-25-48 (A)(C)	1,000	1,027
4.012%, 2-25-50 (A)(C)	2,014	2,081
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.194%, 5-25-25 (A)(C)	225	234
3.762%, 8-25-48 (A)(C)	1,000	989
3.908%, 10-25-48 (A)(C)	1,125	1,164
3.800%, 11-25-49 (A)(C)	1,900	1,946
3.764%, 11-25-50 (A)(C)	2,800	2,864
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9-1-28	2,057	2,099
4.500%, 8-1-30	568	605
2.500%, 5-15-44	584	588
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6-25-39	1,696	1,695
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10-1-19	2,173	2,172
4.646%, 7-1-20	521	529
3.680%, 2-1-21	488	492
4.381%, 6-1-21	866	895
2.000%, 10-25-41	1,458	1,444

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	$798	$792

		67,449

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.1%		$71,815
(Cost: $71,036)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 46.9%
U.S. Treasury Notes:
2.500%, 5-31-20	10,000	10,044
2.125%, 8-31-20	1,000	1,002
2.625%, 8-31-20	2,000	2,016
2.750%, 9-30-20	1,000	1,010
1.750%, 10-31-20	25,000	24,955
2.875%, 10-31-20	11,300	11,447
2.625%, 11-15-20	10,000	10,102
2.500%, 1-31-21	10,300	10,406
2.500%, 2-28-21	1,000	1,011
2.625%, 5-15-21	21,500	21,827
2.750%, 9-15-21	1,000	1,022
2.875%, 10-15-21	18,400	18,861
2.000%, 12-31-21	8,000	8,052
2.125%, 12-31-21	16,000	16,149
1.875%, 2-28-22	15,000	15,051
1.750%, 4-30-22	13,000	13,007
1.750%, 5-31-22	2,750	2,751
2.000%, 7-31-22	24,000	24,191
2.125%, 12-31-22	11,000	11,146
2.375%, 1-31-23	10,000	10,220
2.500%, 3-31-23	5,850	6,011
2.750%, 4-30-23	8,000	8,297
2.875%, 9-30-23	4,000	4,183
2.875%, 10-31-23	1,500	1,570
2.500%, 1-31-24	11,250	11,614
2.125%, 2-29-24	500	508
2.500%, 5-15-24	10,000	10,338

		256,791

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 46.9%		$256,791
(Cost: $251,563)

SHORT-TERM SECURITIES

Commercial Paper(E) – 5.2%
AT&T, Inc.,
2.710%, 9-27-19	6,000	5,960
Energy Transfer L.P.,
2.951%, 7-1-19	13,000	12,997
Sherwin-Williams Co. (The),
2.736%, 7-1-19	4,500	4,499
Walgreens Boots Alliance, Inc.,
2.584%, 7-9-19	5,000	4,996

		28,452

2019	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2019 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19(F)	$3,495	$3,494

	Shares

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares,
2.360%, (G)(H)	309	309

TOTAL SHORT-TERM SECURITIES – 5.9%		$32,255
(Cost: $32,260)

TOTAL INVESTMENT SECURITIES – 99.5%		$544,207
(Cost: $535,834)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,809

NET ASSETS – 100.0%		$547,016

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $85,152 or 15.6% of net assets.

(B)	All or a portion of securities with an aggregate value of $301 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.

(E)	Rate shown is the yield to maturity at June 30, 2019.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$2,988	$—
Corporate Debt Securities	—	172,422	—
Mortgage-Backed Securities	—	4,338	—
Municipal Bonds	—	3,598	—
United States Government Agency Obligations	—	71,815	—
United States Government Obligations	—	256,791	—
Short-Term Securities	309	31,946	—
Total	$309	$543,898	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	SECURIAN REAL ESTATE SECURITIES

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Real Estate	98.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.1%

Top 10 Equity Holdings

Company	Sector	Industry
Equinix, Inc.	Real Estate	Specialized REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
ProLogis, Inc.	Real Estate	Industrial REITs
Boston Properties, Inc.	Real Estate	Office REITs
Simon Property Group, Inc.	Real Estate	Retail REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Duke Realty Corp.	Real Estate	Industrial REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
Sun Communities, Inc.	Real Estate	Residential REITs
HCP, Inc.	Real Estate	Health Care REITs

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.9%
Liberty Property Trust	11	$571
STORE Capital Corp.	25	836

		1,407

Health Care REITs – 11.4%
HCP, Inc.	36	1,139
Healthcare Trust of America, Inc., Class A	23	634
Physicians Realty Trust	23	401
Ventas, Inc.	12	847
Welltower, Inc.	14	1,125

		4,146

Hotel & Resort REITs – 4.3%
Host Hotels & Resorts, Inc.	56	1,026
Pebblebrook Hotel Trust	14	386
Sunstone Hotel Investors, Inc.	10	137

		1,549

Industrial REITs – 8.3%
Duke Realty Corp.	43	1,353
ProLogis, Inc.	21	1,652

		3,005

Office REITs – 13.9%
Alexandria Real Estate Equities, Inc.	9	1,206
Boston Properties, Inc.	12	1,509
Cousins Properties, Inc.(A)(B)	4	153
Douglas Emmett, Inc.	17	685
Highwoods Properties, Inc.	14	591
Kilroy Realty Corp.	10	723
SL Green Realty Corp.	2	185

		5,052

Residential REITs – 25.3%
American Homes 4 Rent(B)	25	610
Apartment Investment and Management Co., Class A	12	621
AvalonBay Communities, Inc.	10	1,943
Camden Property Trust	9	898
Equity Lifestyle Properties, Inc.	2	182
Equity Residential	13	988
Essex Property Trust, Inc.	4	1,096
Invitation Homes, Inc.	33	874
Sun Communities, Inc.	9	1,192
UDR, Inc.	17	772

		9,176

Retail REITs – 12.0%
Agree Realty Corp.	9	564
Macerich Co. (The)	14	469
National Retail Properties, Inc.	6	292
Realty Income Corp.	8	579
Regency Centers Corp.	8	552
Simon Property Group, Inc.	9	1,491
Weingarten Realty Investors	15	406

		4,353

COMMON STOCKS (Continued)	Shares	Value

Specialized REITs – 19.8%
CubeSmart	6	$187
Digital Realty Trust, Inc.	12	1,366
Equinix, Inc.	4	2,166
Extra Space Storage, Inc.	6	626
Four Corners Property Trust, Inc.	20	533
Public Storage, Inc.	3	810
QTS Realty Trust, Inc., Class A	11	508
VICI Properties, Inc.	46	1,014

		7,210

Total Real Estate – 98.9%		35,898

TOTAL COMMON STOCKS – 98.9%		$35,898
(Cost: $34,151)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(C)	$450	450

TOTAL SHORT-TERM SECURITIES – 1.2%		$450
(Cost: $450)

TOTAL INVESTMENT SECURITIES – 100.1%		$36,348
(Cost: $34,601)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(51)

NET ASSETS – 100.0%		$36,297

36	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$35,898	$—	$—
Short-Term Securities	—	450	—
Total	$35,898	$450	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS	VALUE

ALL DATA AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Financials	26.7%
Consumer Staples	11.4%
Information Technology	9.8%
Energy	9.5%
Health Care	9.3%
Communication Services	7.2%
Consumer Discretionary	6.0%
Industrials	5.4%
Materials	4.3%
Utilities	3.1%
Real Estate	2.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.4%

Top 10 Equity Holdings

Company	Sector	Industry
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Citigroup, Inc.	Financials	Other Diversified Financial Services
Bank of America Corp.	Financials	Diversified Banks
Comcast Corp., Class A	Communication Services	Cable & Satellite
Pfizer, Inc.	Health Care	Pharmaceuticals
Broadcom Corp., Class A	Information Technology	Semiconductors
Phillips 66	Energy	Oil & Gas Refining & Marketing
Philip Morris International, Inc.	Consumer Staples	Tobacco
MetLife, Inc.	Financials	Life & Health Insurance
CVS Caremark Corp.	Consumer Staples	Drug Retail

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Advertising – 2.8%
Omnicom Group, Inc.	166	$13,595

Cable & Satellite – 4.4%
Comcast Corp., Class A	506	21,398

Total Communication Services – 7.2%		34,993
Consumer Discretionary

Automotive Retail – 0.9%
AutoZone, Inc. (A)	4	4,288

General Merchandise Stores – 2.8%
Target Corp.	154	13,372

Home Improvement Retail – 2.3%
Lowe’s Co., Inc.	112	11,282

Total Consumer Discretionary – 6.0%		28,942
Consumer Staples

Brewers – 0.4%
Molson Coors Brewing Co., Class B	36	1,999

Drug Retail – 3.1%
CVS Caremark Corp.	273	14,860

Hypermarkets & Super Centers – 4.6%
Wal-Mart Stores, Inc.	201	22,186

Tobacco – 3.3%
Philip Morris International, Inc.	202	15,863

Total Consumer Staples – 11.4%		54,908
Energy

Oil & Gas Refining & Marketing – 6.7%
Phillips 66	187	17,464
Valero Energy Corp.	172	14,759

		32,223

Oil & Gas Storage & Transportation – 2.8%
Energy Transfer L.P.	977	13,751

Total Energy – 9.5%		45,974
Financials

Asset Management & Custody Banks – 2.0%
Ameriprise Financial, Inc.	67	9,726

Consumer Finance – 5.7%
Capital One Financial Corp.	163	14,773
Synchrony Financial	373	12,928

		27,701

Diversified Banks – 4.5%
Bank of America Corp.	740	21,454

Life & Health Insurance – 3.1%
MetLife, Inc.	300	14,876

COMMON STOCKS (Continued)	Shares	Value
Mortgage REITs – 4.9%
AGNC Investment Corp.	841	$14,139
Annaly Capital Management, Inc.	1,060	9,679

		23,818

Other Diversified Financial Services – 4.5%
Citigroup, Inc.	309	21,646

Regional Banks – 1.0%
Citizens Financial Group, Inc.	138	4,890

Reinsurance – 1.0%
Reinsurance Group of America, Inc.	32	4,915

Total Financials – 26.7%		129,026
Health Care

Biotechnology – 2.3%
Amgen, Inc.	60	10,983

Health Care Facilities – 2.7%
HCA Holdings, Inc.	96	12,963

Pharmaceuticals – 4.3%
Pfizer, Inc.	484	20,967

Total Health Care – 9.3%		44,913
Industrials

Aerospace & Defense – 2.0%
Spirit AeroSystems Holdings, Inc.	117	9,537

Airlines – 2.5%
Southwest Airlines Co.	238	12,101

Industrial Machinery – 0.9%
Parker Hannifin Corp.	25	4,199

Total Industrials – 5.4%		25,837
Information Technology

Application Software – 1.0%
NXP Semiconductors N.V.	50	4,861

Semiconductor Equipment – 2.8%
Lam Research Corp.	72	13,506

Semiconductors – 3.8%
Broadcom Corp., Class A	63	18,221

Systems Software – 2.2%
Microsoft Corp.	78	10,489

Total Information Technology – 9.8%		47,077
Materials

Commodity Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	123	10,620

COMMON STOCKS (Continued)	Shares		Value
Diversified Metals & Mining – 2.1%
BHP Billiton Ltd. ADR (B)	177		$10,280

Total Materials – 4.3%			20,900
Real Estate

Health Care REITs – 2.9%
Welltower, Inc.	174		14,162

Total Real Estate – 2.9%			14,162
Utilities

Electric Utilities – 3.1%
Exelon Corp.	283		13,586
Great Plains Energy, Inc.	19		1,137

			14,723

Total Utilities – 3.1%			14,723

TOTAL COMMON STOCKS – 95.6%			$461,455
(Cost: $431,579)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.0%
Florida Power & Light Co.,
2.320%, 7-17-19	$5,000		4,993

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (D)	2,828		2,828

	Shares

Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares,
2.360%, (E)(F)	5,859		5,859

	Principal

United States Government Agency Obligations – 2.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.350%, 7-7-19 (D)	$10,000		10,000
2.390%, 7-7-19 (D)	3,059		3,059
2.940%, 7-7-19 (D)	—	*	—	*

			13,059

TOTAL SHORT-TERM SECURITIES – 5.5%			$26,739
(Cost: $26,741)

TOTAL INVESTMENT SECURITIES – 101.1%			$488,194
(Cost: $458,320)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%			(5,307)

NET ASSETS – 100.0%			$482,887

2019	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2019 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,732 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2019.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following written options were outstanding at June 30, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Capital One Financial Corp.	N/A	Call	155	15	July 2019	$95.00	$23	$(13)
Great Plains Energy, Inc.	N/A	Put	314	31	July 2019	60.00	26	(26)
Reinsurance Group of America, Inc.	Goldman Sachs International	Put	316	32	August 2019	145.00	69	(46)
	Goldman Sachs International	Put	316	32	August 2019	150.00	126	(73)
	Citibank N.A.	Put	132	13	October 2019	140.00	56	(33)
	N/A	Put	79	8	January 2020	135.00	27	(20)
	N/A	Put	79	8	January 2020	140.00	40	(24)

							$367	$(235)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$461,455	$—	$—
Short-Term Securities	5,859	20,880	—
Total	$467,314	$20,880	$—
Liabilities
Written Options	$83	$152	$—

The following acronyms are used throughout this schedule:

ADR = American Depository Receipt

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2019

STATEMENTS OF ASSETS AND LIABILITIES	Ivy VIP

AS OF JUNE 30, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Core Equity	Corporate Bond		Global Bond		Global Equity Income		Global Growth		Limited- Term Bond		Securian Real Estate Securities		Value
ASSETS
Investments in unaffiliated securities at value+^	$691,519	$555,037		$22,411		$305,910		$148,485		$544,207		$36,348		$488,194
Investments at Value	691,519	555,037		22,411		305,910		148,485		544,207		36,348		488,194
Cash	1	2		201		1		1		1		1		1
Investment securities sold receivable	1,618	4,029		54		4,976		—		—		—		9,076
Dividends and interest receivable	226	4,779		270		1,074		446		3,458		148		1,013
Capital shares sold receivable	49	—	*	—	*	1		8		62		11		—	*
Receivable from affiliates	167	—		—		—		66		—		—		—
Receivable from securities lending income – net	—	—	*	—	*	25		5		—	*	—		1
Prepaid and other assets	—	—	*	—		—		—		—		—		—
Total Assets	693,580	563,847		22,936		311,987		149,011		547,728		36,508		498,285

LIABILITIES
Cash collateral on securities loaned at value	—	—		552		7,774		477		309		—		5,859
Investment securities purchased payable	1,678	5,883		400		5,931		—		—		159		8,928
Capital shares redeemed payable	380	321		41		189		102		325		38		262
Independent Trustees and Chief Compliance Officer fees payable	200	89		1		38		68		27		6		58
Distribution and service fees payable	14	11		—	*	6		3		11		1		10
Shareholder servicing payable	1	1		—	*	—	*	—	*	1		—	*	1
Investment management fee payable	40	22		—		17		11		22		2		28
Accounting services fee payable	14	12		1		8		5		11		2		11
Written options at value+	—	—		—		—		—		—		—		235
Other liabilities	12	9		2		12		7		6		3		6
Total Liabilities	2,339	6,348		997		13,975		673		712		211		15,398
Commitments and Contingencies (See Note 2 and Note 10)
Total Net Assets	$691,241	$557,499		$21,939		$298,012		$148,338		$547,016		$36,297		$482,887

NET ASSETS
Capital paid in (shares authorized – unlimited)	$620,719	$534,043		$22,427		$290,267		$122,431		$540,868		$33,517		$437,727
Accumulated earnings gain (loss)	70,522	23,456		(488)		7,745		25,907		6,148		2,780		45,160
Total Net Assets	$691,241	$557,499		$21,939		$298,012		$148,338		$547,016		$36,297		$482,887

CAPITAL SHARES OUTSTANDING:
Class II	60,796	102,986		4,432		53,733		44,272		111,746		4,847		80,175

NET ASSET VALUE PER SHARE:
Class II	$11.37	$5.41		$4.95		$5.55		$3.35		$4.89		$7.49		$6.02

+COST
Investments in unaffiliated securities at cost	$632,925	$529,483		$22,067		$303,756		$121,004		$535,834		$34,601		$458,320
Written options premiums received at cost	—	—		—		—		—		—		—		367
^Securities loaned at value	—	—		537		4,037		465		301		—		5,732
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	41

STATEMENTS OF OPERATIONS	Ivy VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

(In thousands)	Core Equity	Corporate Bond	Global Bond		Global Equity Income	Global Growth	Limited- Term Bond	Securian Real Estate Securities	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$5,105	$—	$6		$6,679	$1,430	$—	$631	$6,981
Foreign dividend withholding tax	(2)	—	—		(584)	(93)	—	—	(27)
Interest and amortization from unaffiliated securities	213	9,831	475		103	64	7,081	7	218
Foreign interest withholding tax	—	—	—	*	—	—	—	—	—
Securities lending income – net	127	4	1		61	13	5	—	8
Total Investment Income	5,443	9,835	482		6,259	1,414	7,086	638	7,180

EXPENSES
Investment management fee	2,358	1,282	68		1,040	613	1,326	164	1,671
Distribution and service fees:
Class II	842	675	27		372	180	668	46	597
Shareholder servicing:
Class II	9	7	2		4	4	4	3	6
Custodian fees	8	4	1		12	5	3	3	4
Independent Trustees and Chief Compliance Officer fees	18	14	1		8	4	13	1	12
Accounting services fee	83	67	7		47	32	67	13	65
Professional fees	22	28	23		19	24	28	23	23
Other	19	14	2		21	15	10	3	20
Total Expenses	3,359	2,091	131		1,523	877	2,119	256	2,398
Less:
Expenses in excess of limit	(167)	—	(68)		—	(67)	—	(17)	—
Total Net Expenses	3,192	2,091	63		1,523	810	2,119	239	2,398
Net Investment Income	2,251	7,744	419		4,736	604	4,967	399	4,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	11,163	435	(40)		1,007	(1,988)	132	721	8,133
Written options	—	—	—		—	—	—	—	317
Forward foreign currency contracts	166	—	—		—	—	—	—	—
Foreign currency exchange transactions	2	—	—	*	41	(7)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	97,793	36,273	1,075		32,456	25,073	11,428	4,175	44,941
Written options	—	—	—		—	—	—	—	58
Forward foreign currency contracts	(127)	—	—		—	—	—	—	—
Foreign currency exchange transactions	1	—	1		7	— *	—	—	—
Net Realized and Unrealized Gain	108,998	36,708	1,036		33,511	23,078	11,560	4,896	53,449
Net Increase in Net Assets Resulting from Operations	$111,249	$44,452	$1,455		$38,247	$23,682	$16,527	$5,295	$58,231

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	Ivy VIP

	Core Equity		Corporate Bond		Global Bond
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,251	$3,567	$7,744	$15,042	$419	$780
Net realized gain (loss) on investments	11,331	68,472	435	(9,986)	(40)	(136)
Net change in unrealized appreciation (depreciation)	97,667	(116,696)	36,273	(15,819)	1,076	(700)
Net Increase (Decrease) in Net Assets Resulting from Operations	111,249	(44,657)	44,452	(10,763)	1,455	(56)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(73,214)	(35,537)	(15,235)	(11,579)	(784)	(626)
Total Distributions to Shareholders	(73,214)	(35,537)	(15,235)	(11,579)	(784)	(626)
Capital Share Transactions	26,773	261,848	(15,626)	18,662	(574)	(642)
Net Increase (Decrease) in Net Assets	64,808	181,654	13,591	(3,680)	97	(1,324)
Net Assets, Beginning of Period	626,433	444,779	543,908	547,588	21,842	23,166
Net Assets, End of Period	$691,241	$626,433	$557,499	$543,908	$21,939	$21,842

	Global Equity Income		Global Growth		Limited-Term Bond
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,736	$7,986	$604	$1,232	$4,967	$9,884
Net realized gain (loss) on investments	1,048	76,605	(1,995)	95,174	132	(3,611)
Net change in unrealized appreciation (depreciation)	32,463	(123,779)	25,073	(83,839)	11,428	(1,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,247	(39,188)	23,682	12,567	16,527	5,237

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(85,170)	(45,707)	(96,488)	(27,187)	(9,903)	(7,043)
Total Distributions to Shareholders	(85,170)	(45,707)	(96,488)	(27,187)	(9,903)	(7,043)
Capital Share Transactions	61,299	(158,714)	86,870	(274,703)	(1,270)	100,680
Net Increase (Decrease) in Net Assets	14,376	(243,609)	14,064	(289,323)	5,354	98,874
Net Assets, Beginning of Period	283,636	527,245	134,274	423,597	541,662	442,788
Net Assets, End of Period	$298,012	$283,636	$148,338	$134,274	$547,016	$541,662

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	43

STATEMENTS OF CHANGES IN NET ASSETS	Ivy VIP

	Securian Real Estate Securities		Value
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$399	$569	$4,782	$5,189
Net realized gain on investments	721	67	8,450	26,767
Net change in unrealized appreciation (depreciation)	4,175	(2,818)	44,999	(66,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,295	(2,182)	58,231	(34,831)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(744)	(3,316)	(30,617)	(20,089)
Total Distributions to Shareholders	(744)	(3,316)	(30,617)	(20,089)
Capital Share Transactions	(2,517)	(3,612)	9,418	69,186
Net Increase (Decrease) in Net Assets	2,034	(9,110)	37,032	14,266
Net Assets, Beginning of Period	34,263	43,373	445,855	431,589
Net Assets, End of Period	$36,297	$34,263	$482,887	$445,855

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2019

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2019	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	Ivy VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Core Equity
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	$10.80	$0.04	$1.86	$1.90	$(0.07)	$(1.26)	$(1.33)
Year ended 12-31-2018	12.30	0.07	(0.53)	(0.46)	(0.06)	(0.98)	(1.04)
Year ended 12-31-2017	10.67	0.05	2.09	2.14	(0.05)	(0.46)	(0.51)
Year ended 12-31-2016	11.75	0.05	0.32	0.37	(0.05)	(1.40)	(1.45)
Year ended 12-31-2015	14.18	0.05	(0.06)	(0.01)	(0.05)	(2.37)	(2.42)
Year ended 12-31-2014	15.13	0.05	1.24	1.29	(0.08)	(2.16)	(2.24)

Corporate Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.13	0.08	0.35	0.43	(0.15)	—	(0.15)
Year ended 12-31-2018	5.35	0.14	(0.24)	(0.10)	(0.11)	(0.01)	(0.12)
Year ended 12-31-2017	5.27	0.12	0.08	0.20	(0.08)	(0.04)	(0.12)
Year ended 12-31-2016	5.20	0.12	0.09	0.21	(0.13)	(0.01)	(0.14)
Year ended 12-31-2015	5.34	0.10	(0.09)	0.01	(0.15)	—	(0.15)
Year ended 12-31-2014	5.49	0.13	0.10	0.23	(0.21)	(0.17)	(0.38)

Global Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.81	0.09	0.23	0.32	(0.18)	—	(0.18)
Year ended 12-31-2018	4.96	0.17	(0.18)	(0.01)	(0.14)	—	(0.14)
Year ended 12-31-2017	4.89	0.15	0.06	0.21	(0.14)	—	(0.14)
Year ended 12-31-2016	4.74	0.16	0.17	0.33	(0.18)	—	(0.18)
Year ended 12-31-2015	5.05	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)
Year ended 12-31-2014	5.16	0.19	(0.18)	0.01	(0.12)	—	(0.12)

Global Equity Income
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	6.89	0.11	0.76	0.87	(0.22)	(1.99)	(2.21)
Year ended 12-31-2018	8.58	0.16	(1.07)	(0.91)	(0.14)	(0.64)	(0.78)
Year ended 12-31-2017	7.79	0.13	1.03	1.16	(0.10)	(0.27)	(0.37)
Year ended 12-31-2016	7.82	0.11	0.40	0.51	(0.10)	(0.44)	(0.54)
Year ended 12-31-2015	9.05	0.09	(0.23)	(0.14)	(0.11)	(0.98)	(1.09)
Year ended 12-31-2014	9.04	0.12	0.71	0.83	(0.10)	(0.72)	(0.82)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

46	SEMIANNUAL REPORT	2019

FINANCIAL HIGHLIGHTS	Ivy VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Core Equity
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	$11.37	18.03%	$691	0.95	%(4)	0.67	%(4)	1.00	%(4)	0.62	%(4)	55%
Year ended 12-31-2018	10.80	-4.51	626	0.95		0.59		1.00		0.54		99
Year ended 12-31-2017	12.30	20.75	445	0.95		0.42		1.00		0.37		78
Year ended 12-31-2016	10.67	3.74	420	0.95		0.45		1.01		0.39		75
Year ended 12-31-2015	11.75	-0.69	454	0.95		0.38		1.00		0.33		60
Year ended 12-31-2014	14.18	9.68	505	0.95		0.34		1.00		0.29		57

Corporate Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.41	8.48	557	0.77	(4)	2.87	(4)	—		—		29
Year ended 12-31-2018	5.13	-1.90	544	0.77		2.77		—		—		63
Year ended 12-31-2017	5.35	4.01	548	0.78		2.32		—		—		66
Year ended 12-31-2016	5.27	4.03	416	0.79		2.17		—		—		84
Year ended 12-31-2015	5.20	0.20	280	0.78		1.87		—		—		59
Year ended 12-31-2014	5.34	4.34	310	0.78		2.43		—		—		28

Global Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.95	6.81	22	0.58	(4)	3.85	(4)	1.21	(4)	3.22	(4)	22
Year ended 12-31-2018	4.81	-0.18	22	0.50		3.52		1.12		2.90		37
Year ended 12-31-2017	4.96	4.27	23	0.50		3.08		1.12		2.46		49
Year ended 12-31-2016	4.89	7.04	22	0.50		3.28		1.13		2.65		18
Year ended 12-31-2015	4.74	-2.65	20	0.51		3.80		1.14		3.17		26
Year ended 12-31-2014	5.05	0.18	19	0.48		3.69		1.11		3.06		37

Global Equity Income
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.55	13.69	298	1.02	(4)	3.19	(4)	—		—		24
Year ended 12-31-2018	6.89	-11.68	284	1.01		2.01		—		—		93
Year ended 12-31-2017	8.58	15.56	527	1.00		1.60		—		—		35
Year ended 12-31-2016	7.79	6.95	509	1.01		1.43		—		—		59
Year ended 12-31-2015	7.82	-2.06	515	1.00		1.14		—		—		50
Year ended 12-31-2014	9.05	9.84	511	1.00		1.33		—		—		42

2019	SEMIANNUAL REPORT	47

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Growth
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	8.67	0.03	1.21	1.24	(0.06)	(6.50)	(6.56)
Year ended 12-31-2018	9.87	0.05	(0.58)	(0.53)	(0.05)	(0.62)	(0.67)
Year ended 12-31-2017	8.14	0.04	1.93	1.97	— *	(0.24)	(0.24)
Year ended 12-31-2016	8.68	0.01	(0.28)	(0.27)	(0.02)	(0.25)	(0.27)
Year ended 12-31-2015	8.84	0.02	0.31	0.33	(0.04)	(0.45)	(0.49)
Year ended 12-31-2014	9.81	0.09	0.01	0.10	(0.21)	(0.86)	(1.07)

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.84	0.04	0.10	0.14	(0.09)	—	(0.09)
Year ended 12-31-2018	4.88	0.09	(0.05)	0.04	(0.08)	—	(0.08)
Year ended 12-31-2017	4.89	0.08	(0.01)	0.07	(0.08)	—	(0.08)
Year ended 12-31-2016	4.87	0.08	0.01	0.09	(0.07)	—	(0.07)
Year ended 12-31-2015	4.90	0.06	(0.02)	0.04	(0.07)	—	(0.07)
Year ended 12-31-2014	4.89	0.07	(0.02)	0.05	(0.03)	(0.01)	(0.04)

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	6.60	0.08	0.96	1.04	(0.12)	(0.03)	(0.15)
Year ended 12-31-2018	7.64	0.10	(0.54)	(0.44)	(0.11)	(0.49)	(0.60)
Year ended 12-31-2017	8.40	0.11	0.27	0.38	(0.11)	(1.03)	(1.14)
Year ended 12-31-2016	8.98	0.10	0.25	0.35	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	9.59	0.10	0.31	0.41	(0.10)	(0.92)	(1.02)
Year ended 12-31-2014	7.90	0.10	2.20	2.30	(0.09)	(0.52)	(0.61)

Value
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.69	0.06	0.67	0.73	(0.05)	(0.35)	(0.40)
Year ended 12-31-2018	6.44	0.07	(0.51)	(0.44)	(0.12)	(0.19)	(0.31)
Year ended 12-31-2017	5.93	0.11	0.61	0.72	(0.09)	(0.12)	(0.21)
Year ended 12-31-2016	6.15	0.08	0.49	0.57	(0.07)	(0.72)	(0.79)
Year ended 12-31-2015	7.39	0.06	(0.30)	(0.24)	(0.06)	(0.94)	(1.00)
Year ended 12-31-2014	7.82	0.05	0.71	0.76	(0.09)	(1.10)	(1.19)

*Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	48

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Global Growth
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	3.35	17.97	148	1.13	(4)	0.84	(4)	1.22	(4)	0.75	(4)	15
Year ended 12-31-2018	8.67	-6.27	134	1.13		0.46		1.18		0.41		40
Year ended 12-31-2017	9.87	24.52	424	1.14		0.47		1.17		0.44		54
Year ended 12-31-2016	8.14	-3.04	408	1.13		0.09		1.16		0.06		71
Year ended 12-31-2015	8.68	3.39	507	1.14		0.23		1.17		0.20		54
Year ended 12-31-2014	8.84	0.96	431	1.13		0.93		1.16		0.90		65

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.89	3.09	547	0.79	(4)	1.86	(4)	—		—		32
Year ended 12-31-2018	4.84	0.78	542	0.79		1.91		—		—		53
Year ended 12-31-2017	4.88	1.40	443	0.80		1.62		—		—		55
Year ended 12-31-2016	4.89	1.94	395	0.81		1.53		—		—		60
Year ended 12-31-2015	4.87	0.87	385	0.80		1.31		—		—		44
Year ended 12-31-2014	4.90	0.97	474	0.80		1.38		—		—		34

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	7.49	15.78	36	1.32	(4)	2.19	(4)	1.41	(4)	2.10	(4)	24
Year ended 12-31-2018	6.60	-5.57	34	1.24		1.45		1.33		1.36		71
Year ended 12-31-2017	7.64	5.39	43	1.22		1.38		1.31		1.29		73
Year ended 12-31-2016	8.39	4.26	49	1.20		1.26		1.29		1.17		79
Year ended 12-31-2015	8.98	4.78	47	1.19		1.10		1.28		1.01		57
Year ended 12-31-2014	9.59	30.17	52	1.21		1.16		1.30		1.07		81

Value
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	6.02	13.17	483	1.01	(4)	2.00	(4)	—		—		61
Year ended 12-31-2018	5.69	-7.24	446	1.00		1.09		—		—		56
Year ended 12-31-2017	6.44	12.49	432	1.00		1.74		—		—		67
Year ended 12-31-2016	5.93	11.14	379	1.02		1.38		1.03		1.37		54
Year ended 12-31-2015	6.15	-3.91	384	0.99		0.91		1.00		0.90		74
Year ended 12-31-2014	7.39	10.94	416	1.00		0.72		1.01		0.71		76

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	49

NOTES TO FINANCIAL STATEMENTS	Ivy VIP

JUNE 30, 2019 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Core Equity, Corporate Bond, Global Bond, Global Equity Income, Global Growth, Limited-Term Bond, Securian Real Estate Securities and Value (each, a “Portfolio”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet

50	SEMIANNUAL REPORT	2019

all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation

2019	SEMIANNUAL REPORT	51

(“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2019, the Portfolios have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

52	SEMIANNUAL REPORT	2019

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active,

2019	SEMIANNUAL REPORT	53

inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

54	SEMIANNUAL REPORT	2019

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of June 30, 2019, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Forward Foreign Currency Contracts. All Portfolios are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Core Equity enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

2019	SEMIANNUAL REPORT	55

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Value purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2019:

Liabilities

					Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Value
Written options at value	$152	$—	$152	$—	$—	$—	$152

56	SEMIANNUAL REPORT	2019

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2019:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Value	Equity		$—	Written options at value	$235

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Core Equity	Foreign currency	$—	$—	$—	$—	$166	$166
Value	Equity	—	—	—	317	—	317

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Core Equity	Foreign currency	$—	$—	$—	$—	$(127)	$(127)
Value	Equity	—	—	—	58	—	58

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2019, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Core Equity	$18	$—	$—	$—	$—	$—
Value	—	—	—	—	—	145

(1)Average absolute value of unrealized appreciation/depreciation during the period.

(2)Average value outstanding during the period.

(3)Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Core Equity	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Corporate Bond	0.475	0.475	0.450	0.400	0.400	0.400
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Equity Income	0.700	0.700	0.650	0.650	0.600	0.550
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Securian Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Value	0.700	0.700	0.650	0.650	0.600	0.550

2019	SEMIANNUAL REPORT	57

IICO has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

IICO has entered into a Subadvisory Agreement with the following entity on behalf of Securian Real Estate Securities:

Securian Asset Management, Inc. (“Securian”) serves as subadvisor to Securian Real Estate Securities. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to W&R for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2019 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Core Equity	Class II	Contractual	10-1-2016	4-30-2020	0.95%	$167	12b-1 Fees and/or Shareholder Servicing
Global Bond	All Classes	Voluntary	N/A	N/A	N/A	$68(1)	Investment Management Fee
Global Growth	Class II	Contractual	10-1-2016	4-30-2020	1.13%	$67	12b-1 Fees and/or Shareholder Servicing
Securian Real Estate Securities	All Classes	Contractual	12-3-2012	4-30-2020	N/A	$17(2)	Investment Management Fee

(1)For Portfolios managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

(2)The Portfolio’s investment management fee is being reduced by 0.09% of average daily net assets until April 30, 2020.

58	SEMIANNUAL REPORT	2019

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2019 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2019.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Core Equity	$—	$359,778	$—	$373,013
Corporate Bond	—	156,105	—	178,138
Global Bond	—	5,492	1,377	3,221
Global Equity Income	—	69,823	—	83,418
Global Growth	—	20,867	—	28,641
Limited-Term Bond	93,038	78,208	73,356	90,195
Securian Real Estate Securities	—	8,671	—	10,354
Value	—	180,398	—	196,539

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Portfolios may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. Dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2019 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2019:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Global Bond	$537	$552	$—	$552
Global Equity Income	4,037	7,774	—	7,774
Global Growth	465	477	—	477
Limited-Term Bond	301	309	—	309
Value	5,732	5,859	—	5,859

2019	SEMIANNUAL REPORT	59

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Core Equity				Corporate Bond
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	1,020	$11,608	27,121	$327,646	3,438	$18,299	20,518	$105,157
Shares issued in reinvestment of distributions to shareholders:
Class II	6,669	73,214	2,972	35,537	2,907	15,235	2,297	11,579
Shares redeemed:
Class II	(4,885)	(58,049)	(8,275)	(101,335)	(9,332)	(49,160)	(19,109)	(98,074)

Net increase (decrease)	2,804	$26,773	21,818	$261,848	(2,987)	$(15,626)	3,706	$18,662

	Global Bond				Global Equity Income
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	446	$2,191	665	$3,209	621	$4,370	2,705	$20,924
Shares issued in reinvestment of distributions to shareholders:
Class II	162	784	133	626	15,944	85,170	5,843	45,707
Shares redeemed:
Class II	(719)	(3,549)	(928)	(4,477)	(3,990)	(28,241)	(28,835)	(225,345)

Net increase (decrease)	(111)	$(574)	(130)	$(642)	12,575	$61,299	(20,287)	$(158,714)

	Global Growth				Limited-Term Bond
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	375	$2,411	1,061	$10,764	6,848	$33,498	40,811	$194,572
Shares issued in reinvestment of distributions to shareholders:
Class II	30,123	96,488	2,748	27,187	2,048	9,903	1,482	7,043
Shares redeemed:
Class II	(1,722)	(12,029)	(31,245)	(312,654)	(9,165)	(44,671)	(21,008)	(100,935)

Net increase (decrease)	28,776	$86,870	(27,436)	$(274,703)	(269)	$(1,270)	21,285	$100,680

60	SEMIANNUAL REPORT	2019

	Securian Real Estate Securities				Value
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	222	$1,630	569	$3,987	1,979	$12,129	21,135	$132,306
Shares issued in reinvestment of distributions to shareholders:
Class II	99	744	509	3,316	5,212	30,617	3,219	20,089
Shares redeemed:
Class II	(664)	(4,891)	(1,564)	(10,915)	(5,415)	(33,328)	(12,988)	(83,209)

Net increase (decrease)	(343)	$(2,517)	(486)	$(3,612)	1,776	$9,418	11,366	$69,186

10.	COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2019, there were no outstanding bridge loan commitments.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Core Equity	$633,975	$70,046	$12,502	$57,544
Corporate Bond	529,485	26,165	613	25,552
Global Bond	22,067	709	365	344
Global Equity Income	303,911	20,330	18,331	1,999
Global Growth	121,114	33,512	6,141	27,371
Limited-Term Bond	535,852	8,752	397	8,355
Securian Real Estate Securities	34,694	2,925	1,271	1,654
Value	456,666	43,764	12,277	31,487

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2018 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Core Equity	$4,131	$68,811	$—	$—	$—
Corporate Bond	15,225	—	—	—	—
Global Bond	780	—	—	—	—
Global Equity Income	7,487	77,676	—	—	—
Global Growth	11,992	84,490	—	—	—
Limited-Term Bond	9,893	—	—	—	—
Securian Real Estate Securities	580	162	—	—	—
Value	4,439	26,756	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

2019	SEMIANNUAL REPORT	61

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Core Equity	$6,304	$29,233	$1,910	$17,268
Corporate Bond	11,579	—	8,771	1,029
Global Bond	626	—	630	—
Global Equity Income	10,709	34,998	6,575	16,978
Global Growth	6,600	20,587	213	11,360
Limited-Term Bond	7,043	—	6,274	—
Securian Real Estate Securities	1,197	2,119	687	5,528
Value	7,704	12,385	5,834	5,886

(1) Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2018, the capital loss carryforwards were as follows:

Portfolio	Short- Term Capital Loss Carryover	Long- Term Capital Loss Carryover
Core Equity	$—	$—
Corporate Bond	5,184	4,991
Global Bond	415	789
Global Equity Income	—	—
Global Growth	—	—
Limited-Term Bond	2,150	5,119
Securian Real Estate Securities	—	—
Value	—	—

62	SEMIANNUAL REPORT	2019

PROXY VOTING INFORMATION	Ivy VIP

(UNAUDITED)

Proxy	Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923-3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy	Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

    .

2019	SEMIANNUAL REPORT	63

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	Ivy VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

64	SEMIANNUAL REPORT	2019

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2019	SEMIANNUAL REPORT	65

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66	SEMIANNUAL REPORT	2019

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2019	SEMIANNUAL REPORT	67

SEMIANN-VIP2 (06/19)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2019

Ivy Variable Insurance Portfolios

Pathfinder Aggressive	Class II

Pathfinder Conservative	Class II

Pathfinder Moderate	Class II

Pathfinder Moderately Aggressive	Class II

Pathfinder Moderately Conservative	Class II

Pathfinder Moderate — Managed Volatility	Class II

Pathfinder Moderately Aggressive — Managed Volatility	Class II

Pathfinder Moderately Conservative — Managed Volatility	Class II

Government Money Market	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2019

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2019 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Equity markets roared back following the sharp correction at year-end 2018, with the S&P 500 Index advancing 17% as of June 30, and every sector posting gains. The rally had a pro-cyclical component as information technology, consumer discretionary and industrials delivered the strongest sector returns, while energy and health care were the laggards.

The U.S. economy remains relatively healthy and is now in the longest economic expansion in U.S. history despite uncertainty about trade and signs of global weakening. We believe the underlying fundamentals — a robust job market, rising wages and low inflation — support continued growth during the rest of 2019. However, U.S. trade policy remains a wildcard and poses a major threat to the current expansion.

The U.S. Federal Reserve (Fed) has held steady on interest rates so far in 2019. However, increasing pressures from trade turmoil and uncertainty around the strength of global growth is likely to lead the Fed to become more accommodative, leading to interest rate cuts in second half of the calendar year.

Emerging markets faced multiple headwinds over the period, namely a strong dollar, China’s focus on deleveraging and regulation, trade wars, volatile energy prices and geopolitical risks. Despite near-term concerns and likely volatility across the global equity market, we believe the long-term fundamentals in emerging markets will continue to offer opportunities.

Looking ahead, we believe equities face intensifying headwinds as the pace of global growth slows and trade turmoil lingers. As we examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and every investor, we think the innovation and management skill within individual companies are the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2019	12/31/2018
S&P 500 Index	2,941.76	2,506.85
MSCI EAFE Index	1,922.30	1,719.88
10-Year Treasury Yield	2.00%	2.69%
U.S. unemployment rate	3.7%	3.9%
30-year fixed mortgage rate	3.73%	4.55%
Oil price per barrel	$58.47	$45.41

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate crude grade.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2019	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios’ or Managed Volatility Portfolios’ annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2019.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

4	SEMIANNUAL REPORT	2019

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Beginning Account Value 12-31-18	Ending Account Value 6-30-19	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive
Class II	$1,000	$1,146.30	$0.54	$1,000	$1,024.27	$0.51	0.11%
Pathfinder Conservative
Class II	$1,000	$1,094.50	$0.42	$1,000	$1,024.42	$0.40	0.08%
Pathfinder Moderate
Class II	$1,000	$1,121.50	$0.21	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Aggressive
Class II	$1,000	$1,135.80	$0.21	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Conservative
Class II	$1,000	$1,108.00	$0.32	$1,000	$1,024.51	$0.30	0.06%
Pathfinder Moderate — Managed Volatility
Class II	$1,000	$1,111.20	$1.16	$1,000	$1,023.66	$1.11	0.23%
Pathfinder Moderately Aggressive — Managed Volatility
Class II	$1,000	$1,121.90	$1.49	$1,000	$1,023.40	$1.42	0.28%
Pathfinder Moderately Conservative — Managed Volatility
Class II	$1,000	$1,095.30	$1.36	$1,000	$1,023.46	$1.32	0.27%
Government Money Market
Class II	$1,000	$1,009.90	$2.11	$1,000	$1.022.73	$2.12	0.42%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2019, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2019	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy VIP International Core Equity, Class II	17.4%
Ivy VIP Growth, Class II	13.3%
Ivy VIP Core Equity, Class II	12.6%
Ivy VIP Value, Class II	12.3%
Ivy VIP Global Equity Income, Class II	11.8%
Ivy VIP Mid Cap Growth, Class I	9.2%
Ivy VIP Corporate Bond, Class II	9.1%
Ivy VIP Limited-Term Bond, Class II	8.9%
Ivy VIP Small Cap Growth, Class I	2.5%
Ivy VIP Small Cap Core, Class II	1.3%
Ivy VIP High Income, Class I	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

Pathfinder Conservative – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	24.0%
Ivy VIP Government Money Market, Class II	16.8%
Ivy VIP Corporate Bond, Class II	15.8%
Ivy VIP Growth, Class II	8.3%
Ivy VIP Core Equity, Class II	7.6%
Ivy VIP Value, Class II	7.4%
Ivy VIP Mid Cap Growth, Class I	5.8%
Ivy VIP International Core Equity, Class II	5.8%
Ivy VIP Global Equity Income, Class II	4.0%
Ivy VIP High Income, Class I	2.5%
Ivy VIP Small Cap Growth, Class I	1.5%
Ivy VIP Small Cap Core, Class II	0.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	-0.3%

Pathfinder Moderate – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	18.9%
Ivy VIP International Core Equity, Class II	11.6%
Ivy VIP Corporate Bond, Class II	11.5%
Ivy VIP Growth, Class II	10.8%
Ivy VIP Core Equity, Class II	10.1%
Ivy VIP Value, Class II	9.9%
Ivy VIP Global Equity Income, Class II	7.9%
Ivy VIP Mid Cap Growth, Class I	7.5%
Ivy VIP Government Money Market, Class II	6.9%
Ivy VIP Small Cap Growth, Class I	2.0%
Ivy VIP High Income, Class I	1.8%
Ivy VIP Small Cap Core, Class II	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.1%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	14.7%
Ivy VIP International Core Equity, Class II	14.6%
Ivy VIP Growth, Class II	12.1%
Ivy VIP Core Equity, Class II	11.4%
Ivy VIP Corporate Bond, Class II	11.2%
Ivy VIP Value, Class II	11.1%
Ivy VIP Global Equity Income, Class II	9.9%
Ivy VIP Mid Cap Growth, Class I	8.4%
Ivy VIP Small Cap Growth, Class I	2.3%
Ivy VIP Government Money Market, Class II	2.0%
Ivy VIP High Income, Class I	1.2%
Ivy VIP Small Cap Core, Class II	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.0%

Pathfinder Moderately Conservative – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	21.4%
Ivy VIP Corporate Bond, Class II	13.5%
Ivy VIP Government Money Market, Class II	11.8%
Ivy VIP Growth, Class II	9.5%
Ivy VIP Core Equity, Class II	8.9%
Ivy VIP International Core Equity, Class II	8.7%
Ivy VIP Value, Class II	8.6%
Ivy VIP Mid Cap Growth, Class I	6.6%
Ivy VIP Global Equity Income, Class II	5.9%
Ivy VIP High Income, Class I	2.2%
Ivy VIP Small Cap Growth, Class I	1.8%
Ivy VIP Small Cap Core, Class II	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

6	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Pathfinder Moderate – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	18.4%
Ivy VIP International Core Equity, Class II	11.3%
Ivy VIP Corporate Bond, Class II	11.1%
Ivy VIP Growth, Class II	10.5%
Ivy VIP Core Equity, Class II	9.9%
Ivy VIP Value, Class II	9.6%
Ivy VIP Global Equity Income, Class II	7.7%
Ivy VIP Mid Cap Growth, Class I	7.3%
Ivy VIP Government Money Market, Class II	6.7%
Ivy VIP Small Cap Growth, Class I	2.0%
Ivy VIP High Income, Class I	1.7%
Ivy VIP Small Cap Core, Class II	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.8%

Pathfinder Moderately Aggressive – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	14.4%
Ivy VIP International Core Equity, Class II	14.3%
Ivy VIP Growth, Class II	11.9%
Ivy VIP Core Equity, Class II	11.2%
Ivy VIP Corporate Bond, Class II	11.0%
Ivy VIP Value, Class II	10.9%
Ivy VIP Global Equity Income, Class II	9.7%
Ivy VIP Mid Cap Growth, Class I	8.2%
Ivy VIP Small Cap Growth, Class I	2.2%
Ivy VIP Government Money Market, Class II	1.9%
Ivy VIP High Income, Class I	1.2%
Ivy VIP Small Cap Core, Class II	1.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.0%

Pathfinder Moderately Conservative – Managed Volatility – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	20.8%
Ivy VIP Corporate Bond, Class II	13.1%
Ivy VIP Government Money Market, Class II	11.5%
Ivy VIP Growth, Class II	9.3%
Ivy VIP Core Equity, Class II	8.6%
Ivy VIP International Core Equity, Class II	8.5%
Ivy VIP Value, Class II	8.4%
Ivy VIP Mid Cap Growth, Class I	6.5%
Ivy VIP Global Equity Income, Class II	5.8%
Ivy VIP High Income, Class I	2.2%
Ivy VIP Small Cap Growth, Class I	1.7%
Ivy VIP Small Cap Core, Class II	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.7%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2019	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2019 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	721	$8,193
Ivy VIP Corporate Bond, Class II	1,095	5,929
Ivy VIP Global Equity Income, Class II	1,380	7,656
Ivy VIP Growth, Class II	841	8,644
Ivy VIP High Income, Class I	189	642
Ivy VIP International Core Equity, Class II	765	11,294
Ivy VIP Limited-Term Bond, Class II	1,185	5,799
Ivy VIP Mid Cap Growth, Class I	511	5,993
Ivy VIP Small Cap Core, Class II	62	815
Ivy VIP Small Cap Growth, Class I	175	1,637
Ivy VIP Value, Class II	1,327	7,990

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$64,592
(Cost: $72,210)

SHORT-TERM SECURITIES	Principal

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$396	396

TOTAL SHORT-TERM SECURITIES – 0.6%		$396
(Cost: $396)

TOTAL INVESTMENT SECURITIES – 100.0%		$64,988
(Cost: $72,606)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(16)

NET ASSETS – 100.0%		$64,972

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$64,592	$—	$—
Short-Term Securities	—	396	—

Total	$64,592	$396	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	667	$7,588
Ivy VIP Corporate Bond, Class II	2,911	15,756
Ivy VIP Global Equity Income, Class II	710	3,939
Ivy VIP Government Money Market, Class II	16,707	16,707
Ivy VIP Growth, Class II	799	8,212
Ivy VIP High Income, Class I	731	2,475
Ivy VIP International Core Equity, Class II	394	5,810
Ivy VIP Limited-Term Bond, Class II	4,876	23,867
Ivy VIP Mid Cap Growth, Class I	490	5,753
Ivy VIP Small Cap Core, Class II	57	754
Ivy VIP Small Cap Growth, Class I	162	1,515
Ivy VIP Value, Class II	1,229	7,400

TOTAL AFFILIATED MUTUAL FUNDS – 100.3%		$99,776
(Cost: $105,277)

SHORT-TERM SECURITIES	Principal

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$366	366

TOTAL SHORT-TERM SECURITIES – 0.4%		$366
(Cost: $366)

TOTAL INVESTMENT SECURITIES – 100.7%		$100,142
(Cost: $105,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(685)

NET ASSETS – 100.0%		$99,457

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$99,776	$—	$—
Short-Term Securities	—	366	—

Total	$99,776	$366	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2019 (UNAUDITED)

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	6,390	$72,652
Ivy VIP Corporate Bond, Class II	15,177	82,147
Ivy VIP Global Equity Income, Class II	10,191	56,526
Ivy VIP Government Money Market, Class II	49,405	49,405
Ivy VIP Growth, Class II	7,532	77,399
Ivy VIP High Income, Class I	3,674	12,443
Ivy VIP International Core Equity, Class II	5,646	83,359
Ivy VIP Limited-Term Bond, Class II	27,722	135,690
Ivy VIP Mid Cap Growth, Class I	4,586	53,820
Ivy VIP Small Cap Core, Class II	546	7,219
Ivy VIP Small Cap Growth, Class I	1,555	14,503
Ivy VIP Value, Class II	11,756	70,811

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$715,974
(Cost: $770,584)

SHORT-TERM SECURITIES	Principal

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$1,195	1,195

TOTAL SHORT-TERM SECURITIES – 0.2%		$1,195
(Cost: $1,195)

TOTAL INVESTMENT SECURITIES – 100.1%		$717,169
(Cost: $771,779)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(369)

NET ASSETS – 100.0%		$716,800

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$715,974	$—	$—
Short-Term Securities	—	1,195	—

Total	$715,974	$1,195	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	8,717	$99,120
Ivy VIP Corporate Bond, Class II	17,996	97,406
Ivy VIP Global Equity Income, Class II	15,450	85,694
Ivy VIP Government Money Market, Class II	17,091	17,091
Ivy VIP Growth, Class II	10,223	105,054
Ivy VIP High Income, Class I	3,182	10,778
Ivy VIP International Core Equity, Class II	8,559	126,380
Ivy VIP Limited-Term Bond, Class II	26,098	127,741
Ivy VIP Mid Cap Growth, Class I	6,212	72,908
Ivy VIP Small Cap Core, Class II	745	9,851
Ivy VIP Small Cap Growth, Class I	2,121	19,792
Ivy VIP Value, Class II	16,040	96,613

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$868,428
(Cost: $945,237)

SHORT-TERM SECURITIES	Principal

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$56	56

TOTAL SHORT-TERM SECURITIES – 0.0%		$56
(Cost: $56)

TOTAL INVESTMENT SECURITIES – 100.0%		$868,484
(Cost: $945,293)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		27

NET ASSETS – 100.0%		$868,511

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2019	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2019 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$868,428	$—	$—
Short-Term Securities	—	56	—

Total	$868,428	$56	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	1,655	$18,821
Ivy VIP Corporate Bond, Class II	5,290	28,635
Ivy VIP Global Equity Income, Class II	2,263	12,554
Ivy VIP Government Money Market, Class II	25,072	25,072
Ivy VIP Growth, Class II	1,964	20,183
Ivy VIP High Income, Class I	1,398	4,735
Ivy VIP International Core Equity, Class II	1,254	18,517
Ivy VIP Limited-Term Bond, Class II	9,285	45,447
Ivy VIP Mid Cap Growth, Class I	1,200	14,079
Ivy VIP Small Cap Core, Class II	141	1,870
Ivy VIP Small Cap Growth, Class I	403	3,757
Ivy VIP Value, Class II	3,046	18,347

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$212,017
(Cost: $225,989)

SHORT-TERM SECURITIES	Principal

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$205	205

TOTAL SHORT-TERM SECURITIES – 0.1%		$205
(Cost: $205)

TOTAL INVESTMENT SECURITIES – 99.9%		$212,222
(Cost: $226,194)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		131

NET ASSETS – 100.0%		$212,353

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$212,017	$—	$—
Short-Term Securities	—	205	—

Total	$212,017	$205	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2019

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2019 (UNAUDITED)

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	5,837	$66,373
Ivy VIP Corporate Bond, Class II	13,855	74,994
Ivy VIP Global Equity Income, Class II	9,320	51,691
Ivy VIP Government Money Market, Class II	45,137	45,137
Ivy VIP Growth, Class II	6,877	70,673
Ivy VIP High Income, Class I	3,355	11,364
Ivy VIP International Core Equity, Class II	5,166	76,274
Ivy VIP Limited-Term Bond, Class II	25,315	123,909
Ivy VIP Mid Cap Growth, Class I	4,193	49,205
Ivy VIP Small Cap Core, Class II	499	6,594
Ivy VIP Small Cap Growth, Class I	1,420	13,251
Ivy VIP Value, Class II	10,747	64,734

TOTAL AFFILIATED MUTUAL FUNDS – 97.2%		$654,199
(Cost: $699,618)

SHORT-TERM SECURITIES	Principal

Commercial Paper (A) – 0.9%
McCormick & Co., Inc., 3.100%, 7-11-19	$1,800	1,798
UnitedHealth Group, Inc., 2.820%, 7-15-19	3,000	2,996
Walgreens Boots Alliance, Inc., 2.531%, 7-1-19	1,432	1,432

		6,226

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (B)	3,209	3,209

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.350%, 7-7-19 (B)	9,342	9,342

		9,342

TOTAL SHORT-TERM SECURITIES – 2.8%		$18,777
(Cost: $18,778)

TOTAL INVESTMENT SECURITIES – 100.0%		$672,976
(Cost: $718,396)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(209)

NET ASSETS – 100.0%		$672,767

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2019.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$654,199	$—	$—
Short-Term Securities	—	18,777	—

Total	$654,199	$18,777	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	912	$10,366
Ivy VIP Corporate Bond, Class II	1,881	10,183
Ivy VIP Global Equity Income, Class II	1,617	8,971
Ivy VIP Government Money Market, Class II	1,791	1,791
Ivy VIP Growth, Class II	1,069	10,981
Ivy VIP High Income, Class I	333	1,127
Ivy VIP International Core Equity, Class II	896	13,236
Ivy VIP Limited-Term Bond, Class II	2,729	13,358
Ivy VIP Mid Cap Growth, Class I	650	7,629
Ivy VIP Small Cap Core, Class II	78	1,030
Ivy VIP Small Cap Growth, Class I	222	2,070
Ivy VIP Value, Class II	1,679	10,110

TOTAL AFFILIATED MUTUAL FUNDS – 98.0%		$90,852
(Cost: $99,869)

SHORT-TERM SECURITIES	Principal

Master Note – 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19 (A)	$1,819	1,819

TOTAL SHORT-TERM SECURITIES – 2.0%		$1,819
(Cost: $1,819)

TOTAL INVESTMENT SECURITIES – 100.0%		$92,671
(Cost: $101,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(13)

NET ASSETS – 100.0%		$92,658

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2019	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2019 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$90,852	$—	$—
Short-Term Securities	—	1,819	—

Total	$90,852	$1,819	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	608	$6,914
Ivy VIP Corporate Bond, Class II	1,943	10,516
Ivy VIP Global Equity Income, Class II	832	4,616
Ivy VIP Government Money Market, Class II	9,212	9,212
Ivy VIP Growth, Class II	721	7,412
Ivy VIP High Income, Class I	514	1,740
Ivy VIP International Core Equity, Class II	461	6,811
Ivy VIP Limited-Term Bond, Class II	3,411	16,694
Ivy VIP Mid Cap Growth, Class I	441	5,175
Ivy VIP Small Cap Core, Class II	52	687
Ivy VIP Small Cap Growth, Class I	148	1,380
Ivy VIP Value, Class II	1,120	6,744

TOTAL AFFILIATED MUTUAL FUNDS – 97.3%		$77,901
(Cost: $82,648)

SHORT-TERM SECURITIES	Principal

Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.620%, 7-5-19 (A)	$2,165	2,165

TOTAL SHORT-TERM SECURITIES – 2.7%		$2,165
(Cost: $2,165)

TOTAL INVESTMENT SECURITIES – 100.0%		$80,066
(Cost: $84,813)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(12)

NET ASSETS – 100.0%		$80,054

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$77,901	$—	$—
Short-Term Securities	—	2,165	—

Total	$77,901	$2,165	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2019

PORTFOLIO HIGHLIGHTS	GOVERNMENT MONEY MARKET

ALL DATA IS AS OF JUNE 30, 2019 (UNAUDITED)

Asset Allocation

Corporate Obligations	0.5%
Master Note	0.5%
United States Government Agency Obligations	99.3%
Cash and Other Assets (Net of Liabilities)	0.2%

2019	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2019 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19 (A)	$1,090	$1,090

Total Master Note – 0.5%		1,090

TOTAL CORPORATE OBLIGATIONS – 0.5%		$1,090
(Cost: $1,090)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 99.3%
Federal National Mortgage Association,
2.240%, 7-1-19	54,415	54,415
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.400%, 7-3-19 (A)	437	437
2.270%, 7-7-19 (A)	3,503	3,503
2.300%, 7-7-19 (A)	18,795	18,795
2.350%, 7-7-19 (A)	33,987	33,988
2.360%, 7-7-19 (A)	39,166	39,166
2.390%, 7-7-19 (A)	11,608	11,608
2.400%, 7-7-19 (A)	32,602	32,602
2.420%, 7-7-19 (A)	8,115	8,115
2.430%, 7-7-19 (A)	11,438	11,438

		214,067

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 99.3%		$214,067
(Cost: $214,067)

TOTAL INVESTMENT SECURITIES – 99.8%		$215,157
(Cost: $215,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		347

NET ASSETS – 100.0%		$215,504

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,090	$—
United States Government Agency Obligations	—	214,067	—

Total	$—	$215,157	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2019

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility		Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility
ASSETS
Investments in unaffiliated securities at value+	$396		$366		$1,195		$56	$205		$18,777		$1,819		$2,165
Investments in affiliated securities at value+	64,592		99,776		715,974		868,428	212,017		654,199		90,852		77,901
Investments at Value	64,988		100,142		717,169		868,484	212,222		672,976		92,671		80,066
Cash	1		1		1		1	1		—	*	1		1
Investment securities sold receivable	—		33		304		1,443	194		—		—		—
Dividends and interest receivable	1		3		10		4	5		39		4		6
Capital shares sold receivable	—	*	—	*	—	*	1	—	*	2		—		—
Receivable from affiliates	—		—		—		—	—		—	*	—		—
Total Assets	64,990		100,179		717,484		869,933	212,422		673,017		92,676		80,073
LIABILITIES
Capital shares redeemed payable	6		709		605		1,325	37		203		9		11
Independent Trustees and Chief Compliance Officer fees payable	7		8		61		72	19		18		3		3
Shareholder servicing payable	—	*	—	*	1		1	—	*	1		—	*	—	*
Investment management fee payable	—		—		—		—	—		11		2		1
Accounting services fee payable	2		2		10		13	5		9		2		2
Other liabilities	3		3		7		11	8		8		2		2
Total Liabilities	18		722		684		1,422	69		250		18		19
Total Net Assets	$64,972		$99,457		$716,800		$868,511	$212,353		$672,767		$92,658		$80,054
NET ASSETS
Capital paid in (shares authorized – unlimited)	$64,288		$97,553		$696,402		$842,188	$207,426		$656,662		$92,176		$78,757
Accumulated earnings gain	684		1,904		20,398		26,323	4,927		16,105		482		1,297
Total Net Assets	$64,972		$99,457		$716,800		$868,511	$212,353		$672,767		$92,658		$80,054
CAPITAL SHARES OUTSTANDING:
Class II	13,962		20,215		146,483		174,475	42,912		121,723		17,507		15,040
NET ASSET VALUE PER SHARE:
Class II	$4.65		$4.92		$4.89		$4.98	$4.95		$5.53		$5.29		$5.32
+COST
Investments in unaffiliated securities at cost	$396		$366		$1,195		$56	$205		$18,778		$1,819		$2,165
Investments in affiliated securities at cost	72,210		105,277		770,584		945,237	225,989		699,618		99,869		82,648

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	15

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2019 (UNAUDITED)

(In thousands, except per share amounts)	Government Money Market
ASSETS
Investments in unaffiliated securities at value+^	$215,157
Investments at Value	215,157
Cash	1
Dividends and interest receivable	538
Capital shares sold receivable	4
Prepaid and other assets	—	*
Total Assets	215,700
LIABILITIES
Capital shares redeemed payable	98
Distributions payable	32
Independent Trustees and Chief Compliance Officer fees payable	48
Shareholder servicing payable	—	*
Investment management fee payable	6
Accounting services fee payable	7
Other liabilities	5
Total Liabilities	196
Total Net Assets	$215,504
NET ASSETS
Capital paid in (shares authorized – unlimited)	$215,504
Accumulated earnings gain	—	*
Total Net Assets	$215,504
CAPITAL SHARES OUTSTANDING:
Class II	215,508
NET ASSET VALUE PER SHARE:
Class II	$1.00
+COST
Investments in unaffiliated securities at cost	$215,157

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2019

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative	Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative	Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility	Pathfinder Moderately Conservative - Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$954		$1,619	$11,299	$13,491	$3,406	$10,046	$1,381	$1,227
Interest and amortization from unaffiliated securities	9		10	12	12	8	204	31	27
Total Investment Income	963		1,629	11,311	13,503	3,414	10,250	1,412	1,254
EXPENSES
Investment management fee	—		—	—	—	—	621	89	77
Shareholder servicing:
Class II	2		1	7	7	3	5	2	1
Custodian fees	1		1	1	2	1	2	1	1
Independent Trustees and Chief Compliance Officer fees	2		2	18	22	5	16	2	1
Insurance fees	1		1	12	14	3	9	1	1
Printing fees	2		3	6	10	7	8	1	—	*
Accounting services fee	12		14	60	74	27	57	14	8
Professional fees	13		14	18	19	14	19	16	14
Other	—	*	1	1	1	1	— *	— *	—	*
Total Expenses	33		37	123	149	61	737	126	103
Net Investment Income	930		1,592	11,188	13,354	3,353	9,513	1,286	1,151
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	218		278	3,020	3,974	668	1,610	193	156
Distributions of realized capital gains from affiliated securities	7,203		5,622	60,953	85,962	14,977	54,253	8,803	5,404
Futures contracts	—		—	—	—	—	(3,038)	(541)	(527)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	*	—	—	—	—	(1)	—	—
Investments in affiliated securities	181		1,314	7,473	7,267	2,700	5,819	666	899
Futures contracts	—		—	—	—	—	(762)	(211)	(118)
Net Realized and Unrealized Gain	7,602		7,214	71,446	97,203	18,345	57,881	8,910	5,814
Net Increase in Net Assets Resulting from Operations	$8,532		$8,806	$82,634	$110,557	$21,698	$67,394	$10,196	$6,965

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	17

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

(In thousands)	Government Money Market
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$2,706
Total Investment Income	2,706
EXPENSES
Investment management fee	397
Shareholder servicing:
Class II	4
Custodian fees	3
Independent Trustees and Chief Compliance Officer fees	6
Accounting services fee	43
Professional fees	14
Other	5
Total Expenses	472
Net Investment Income	2,234
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	*
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—
Net Realized and Unrealized Gain	—	*
Net Increase in Net Assets Resulting from Operations	$2,234

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2019

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$930	$1,760	$1,592	$1,986	$11,188	$18,492
Net realized gain on investments	7,421	5,579	5,900	4,848	63,973	57,056
Net change in unrealized appreciation (depreciation)	181	(9,373)	1,314	(8,469)	7,473	(101,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,532	(2,034)	8,806	(1,635)	82,634	(25,785)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(7,374)	(5,067)	(6,904)	(4,722)	(75,615)	(48,519)
Total Distributions to Shareholders	(7,374)	(5,067)	(6,904)	(4,722)	(75,615)	(48,519)
Capital Share Transactions	5,024	(9,874)	3,976	(8,982)	7,195	(100,492)
Net Increase (Decrease) in Net Assets	6,182	(16,975)	5,878	(15,339)	14,214	(174,796)
Net Assets, Beginning of Period	58,790	75,765	93,579	108,918	702,586	877,382
Net Assets, End of Period	$64,972	$58,790	$99,457	$93,579	$716,800	$702,586

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$13,354	$23,303	$3,353	$4,888	$9,513	$12,479
Net realized gain on investments	89,936	79,227	15,645	13,480	52,825	30,590
Net change in unrealized appreciation (depreciation)	7,267	(139,803)	2,700	(23,345)	5,056	(68,891)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,557	(37,273)	21,698	(4,977)	67,394	(25,822)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(102,589)	(65,728)	(18,438)	(12,955)	(43,825)	(24,303)
Total Distributions to Shareholders	(102,589)	(65,728)	(18,438)	(12,955)	(43,825)	(24,303)
Capital Share Transactions	22,626	(111,539)	3,845	(28,163)	43,369	56,327
Net Increase (Decrease) in Net Assets	30,594	(214,540)	7,105	(46,095)	66,938	6,202
Net Assets, Beginning of Period	837,917	1,052,457	205,248	251,343	605,829	599,627
Net Assets, End of Period	$868,511	$837,917	$212,353	$205,248	$672,767	$605,829

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	19

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility		Government Money Market
(In thousands)	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (Unaudited)	Year ended 12-31-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,286	$1,880	$1,151	$1,340	$2,234	$4,342
Net realized gain on investments	8,455	5,456	5,033	3,446	— *	38
Net change in unrealized appreciation (depreciation)	455	(11,434)	781	(6,965)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	10,196	(4,098)	6,965	(2,179)	2,234	4,380
Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(7,558)	(4,062)	(4,908)	(2,876)	(2,261)	(4,344)
Total Distributions to Shareholders	(7,558)	(4,062)	(4,908)	(2,876)	(2,261)	(4,344)
Capital Share Transactions	6,053	(176)	5,161	3,753	(23,405)	(78,127)
Net Increase (Decrease) in Net Assets	8,691	(8,336)	7,218	(1,302)	(23,432)	(78,091)
Net Assets, Beginning of Period	83,967	92,303	72,836	74,138	238,936	317,027
Net Assets, End of Period	$92,658	$83,967	$80,054	$72,836	$215,504	$238,936

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2019

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2019	SEMIANNUAL REPORT	21

FINANCIAL HIGHLIGHTS	IVY VIP

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	$4.60	$0.07	$0.57	$0.64	$(0.14)	$(0.45)	$(0.59)
Year ended 12-31-2018	5.16	0.13	(0.32)	(0.19)	(0.09)	(0.28)	(0.37)
Year ended 12-31-2017	4.68	0.08	0.80	0.88	(0.05)	(0.35)	(0.40)
Year ended 12-31-2016	5.05	0.04	0.15	0.19	(0.07)	(0.49)	(0.56)
Year ended 12-31-2015	5.73	0.07	(0.01)	0.06	(0.16)	(0.58)	(0.74)
Year ended 12-31-2014	5.95	0.16	0.10	0.26	(0.05)	(0.43)	(0.48)

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.83	0.08	0.37	0.45	(0.10)	(0.26)	(0.36)
Year ended 12-31-2018	5.16	0.10	(0.20)	(0.10)	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	4.90	0.05	0.46	0.51	(0.04)	(0.21)	(0.25)
Year ended 12-31-2016	5.15	0.04	0.09	0.13	(0.06)	(0.32)	(0.38)
Year ended 12-31-2015	5.54	0.06	(0.03)	0.03	(0.06)	(0.36)	(0.42)
Year ended 12-31-2014	5.77	0.06	0.12	0.18	(0.06)	(0.35)	(0.41)

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.89	0.08	0.49	0.57	(0.14)	(0.43)	(0.57)
Year ended 12-31-2018	5.40	0.12	(0.31)	(0.19)	(0.08)	(0.24)	(0.32)
Year ended 12-31-2017	5.02	0.07	0.64	0.71	(0.04)	(0.29)	(0.33)
Year ended 12-31-2016	5.34	0.04	0.13	0.17	(0.07)	(0.42)	(0.49)
Year ended 12-31-2015	5.87	0.07	(0.02)	0.05	(0.10)	(0.48)	(0.58)
Year ended 12-31-2014	6.14	0.10	0.14	0.24	(0.07)	(0.44)	(0.51)

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.98	0.08	0.58	0.66	(0.15)	(0.51)	(0.66)
Year ended 12-31-2018	5.59	0.13	(0.37)	(0.24)	(0.10)	(0.27)	(0.37)
Year ended 12-31-2017	5.14	0.09	0.74	0.83	(0.05)	(0.33)	(0.38)
Year ended 12-31-2016	5.50	0.04	0.17	0.21	(0.09)	(0.48)	(0.57)
Year ended 12-31-2015	6.14	0.09	(0.06)	0.03	(0.14)	(0.53)	(0.67)
Year ended 12-31-2014	6.38	0.14	0.14	0.28	(0.07)	(0.45)	(0.52)

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.90	0.08	0.43	0.51	(0.12)	(0.34)	(0.46)
Year ended 12-31-2018	5.32	0.11	(0.24)	(0.13)	(0.07)	(0.22)	(0.29)
Year ended 12-31-2017	4.99	0.06	0.56	0.62	(0.04)	(0.25)	(0.29)
Year ended 12-31-2016	5.30	0.04	0.10	0.14	(0.07)	(0.38)	(0.45)
Year ended 12-31-2015	5.80	0.07	(0.03)	0.04	(0.09)	(0.45)	(0.54)
Year ended 12-31-2014	6.03	0.08	0.14	0.22	(0.06)	(0.39)	(0.45)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	Does not include expenses of underlying Ivy VIP Portfolios in which the Portfolio invests.

22	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	$4.65	14.63%	$65	0.11	%(4)(5)	2.95	%(4)(5)	—%	—%	8%
Year ended 12-31-2018	4.60	-4.27	59	0.09	(5)	2.49	(5)	—	—	51
Year ended 12-31-2017	5.16	19.83	76	0.07	(5)	1.68	(5)	—	—	20
Year ended 12-31-2016	4.68	4.80	75	0.08	(5)	0.88	(5)	—	—	23
Year ended 12-31-2015	5.05	0.34	85	0.07	(5)	1.36	(5)	—	—	13
Year ended 12-31-2014	5.73	4.86	85	0.07	(5)	2.73	(5)	—	—	28

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.92	9.45	99	0.08	(4)(5)	3.26	(4)(5)	—	—	11
Year ended 12-31-2018	4.83	-1.93	94	0.07	(5)	1.89	(5)	—	—	39
Year ended 12-31-2017	5.16	10.51	109	0.06	(5)	1.06	(5)	—	—	30
Year ended 12-31-2016	4.90	2.84	114	0.07	(5)	0.71	(5)	—	—	26
Year ended 12-31-2015	5.15	0.45	117	0.06	(5)	1.09	(5)	—	—	17
Year ended 12-31-2014	5.54	3.39	122	0.06	(5)	1.13	(5)	—	—	30

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.89	12.15	717	0.03	(4)(5)	3.12	(4)(5)	—	—	12
Year ended 12-31-2018	4.89	-3.90	703	0.03	(5)	2.26	(5)	—	—	36
Year ended 12-31-2017	5.40	14.70	877	0.03	(5)	1.30	(5)	—	—	22
Year ended 12-31-2016	5.02	3.65	860	0.03	(5)	0.78	(5)	—	—	19
Year ended 12-31-2015	5.34	0.32	893	0.03	(5)	1.22	(5)	—	—	13
Year ended 12-31-2014	5.87	4.24	928	0.03	(5)	1.69	(5)	—	—	24

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.98	13.58	869	0.03	(4)(5)	3.08	(4)(5)	—	—	11
Year ended 12-31-2018	4.98	-4.71	838	0.03	(5)	2.35	(5)	—	—	39
Year ended 12-31-2017	5.59	16.72	1,052	0.03	(5)	1.66	(5)	—	—	20
Year ended 12-31-2016	5.14	4.52	1,020	0.04	(5)	0.85	(5)	—	—	17
Year ended 12-31-2015	5.50	0.06	1,054	0.03	(5)	1.50	(5)	—	—	12
Year ended 12-31-2014	6.14	4.61	1,098	0.03	(5)	2.30	(5)	—	—	23

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	4.95	10.80	212	0.06	(4)(5)	3.18	(4)(5)	—	—	9
Year ended 12-31-2018	4.90	-2.67	205	0.05	(5)	2.07	(5)	—	—	34
Year ended 12-31-2017	5.32	12.77	251	0.05	(5)	1.22	(5)	—	—	24
Year ended 12-31-2016	4.99	3.10	261	0.05	(5)	0.80	(5)	—	—	16
Year ended 12-31-2015	5.30	0.33	272	0.04	(5)	1.20	(5)	—	—	16
Year ended 12-31-2014	5.80	3.88	291	0.04	(5)	1.43	(5)	—	—	27

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	23

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.33	0.08		0.51		0.59	(0.11)	(0.28)	(0.39)
Year ended 12-31-2018	5.78	0.11		(0.33)		(0.22)	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	5.25	0.06		0.65		0.71	(0.03)	(0.15)	(0.18)
Year ended 12-31-2016	5.37	0.03		0.06		0.09	(0.03)	(0.18)	(0.21)
Year ended 12-31-2015	5.39	0.05		(0.07)		(0.02)	—	—	—
Year ended 12-31-2014	5.37	0.06		0.14		0.20	(0.03)	(0.15)	(0.18)

Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.15	0.08		0.53		0.61	(0.12)	(0.35)	(0.47)
Year ended 12-31-2018	5.66	0.11		(0.37)		(0.26)	(0.07)	(0.18)	(0.25)
Year ended 12-31-2017	5.06	0.07		0.71		0.78	(0.02)	(0.16)	(0.18)
Year ended 12-31-2016	5.25	0.03		0.09		0.12	(0.05)	(0.26)	(0.31)
Year ended 12-31-2015	5.29	0.06		(0.10)		(0.04)	—	—	—
Year ended 12-31-2014	5.41	0.09		0.11		0.20	(0.07)	(0.25)	(0.32)

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.19	0.08		0.40		0.48	(0.10)	(0.25)	(0.35)
Year ended 12-31-2018	5.55	0.10		(0.24)		(0.14)	(0.05)	(0.17)	(0.22)
Year ended 12-31-2017	5.10	0.05		0.53		0.58	(0.02)	(0.11)	(0.13)
Year ended 12-31-2016	5.23	0.02		0.04		0.06	(0.03)	(0.16)	(0.19)
Year ended 12-31-2015	5.27	0.04		(0.07)		(0.03)	—	(0.01)	(0.01)
Year ended 12-31-2014	5.31	0.04		0.11		0.15	(0.03)	(0.16)	(0.19)

Government Money Market
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	1.00	0.01		0.00	*	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2018	1.00	0.02		0.00	*	0.02	(0.02)	— *	(0.02)
Year ended 12-31-2017	1.00	0.01		0.00	*	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2016	1.00	0.00	*	0.00	*	0.00 *	— *	— *	— *
Year ended 12-31-2015	1.00	0.00	*	0.00	*	0.00 *	— *	—	— *
Year ended 12-31-2014	1.00	0.00	*	0.00	*	0.00 *	— *	—	— *

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	Does not include expenses of underlying Ivy VIP Portfolios in which the Portfolio invests.

(6)	Ratio of expenses to average net assets excluding offering cost was 0.26%.

(7)	Ratio of expenses to average net assets excluding offering cost was 0.33%.

(8)	Ratio of expenses to average net assets excluding offering cost was 0.36%.

    .

24	SEMIANNUAL REPORT	2019

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.53	11.12	673	0.23	(4)(5)	2.96	(4)(5)	—	—	3
Year ended 12-31-2018	5.33	-4.00	606	0.23	(5)	2.00	(5)	—	—	28
Year ended 12-31-2017	5.78	13.80	600	0.23	(5)	1.07	(5)	—	—	21
Year ended 12-31-2016	5.25	1.81	511	0.24	(5)	0.55	(5)	—	—	14
Year ended 12-31-2015	5.37	-0.43	396	0.24	(5)	0.88	(5)	—	—	7
Year ended 12-31-2014	5.39	3.75	203	0.28	(5)(6)	1.06	(5)	—	—	23

Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.29	12.19	93	0.28	(4)(5)	2.88	(4)(5)	—	—	5
Year ended 12-31-2018	5.15	-4.75	84	0.27	(5)	2.04	(5)	—	—	37
Year ended 12-31-2017	5.66	15.70	92	0.27	(5)	1.38	(5)	—	—	19
Year ended 12-31-2016	5.06	2.36	78	0.31	(5)	0.56	(5)	—	—	12
Year ended 12-31-2015	5.25	-0.71	67	0.30	(5)	1.13	(5)	—	—	7
Year ended 12-31-2014	5.29	3.91	43	0.41	(5)(7)	1.74	(5)	—	—	32

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	5.32	9.53	80	0.27	(4)(5)	3.00	(4)(5)	—	—	3
Year ended 12-31-2018	5.19	-2.90	73	0.29	(5)	1.79	(5)	—	—	28
Year ended 12-31-2017	5.55	11.84	74	0.27	(5)	0.96	(5)	—	—	26
Year ended 12-31-2016	5.10	1.21	67	0.30	(5)	0.49	(5)	—	—	11
Year ended 12-31-2015	5.23	-0.52	54	0.30	(5)	0.78	(5)	—	—	9
Year ended 12-31-2014	5.27	3.06	31	0.47	(5)(8)	0.76	(5)	—	—	36

Government Money Market
Class II Shares
Six-month period ended 6-30-2019 (unaudited)	1.00	0.99	216	0.42	(4)	1.97	(4)	—	—	—
Year ended 12-31-2018	1.00	1.53	239	0.40		1.49		—	—	—
Year ended 12-31-2017	1.00	0.59	317	0.41		0.56		0.42	0.55	—
Year ended 12-31-2016	1.00	0.13	414	0.45		0.13		0.46	0.12	—
Year ended 12-31-2015	1.00	0.02	539	0.20		0.02		0.45	-0.23	—
Year ended 12-31-2014	1.00	0.02	512	0.15		0.02		0.45	-0.28	—

See Accompanying Notes to Financial Statements.

2019	SEMIANNUAL REPORT	25

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2019 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”), Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility (collectively, the “Managed Volatility Portfolios”) and Government Money Market (each, a “Portfolio”) are nine series of the Trust and are the only series of the Trust included in the financial statements. The assets belonging to Government Money Market are held separately by the custodian. The assets belonging to each Pathfinder Portfolio and Managed Volatility Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or

26	SEMIANNUAL REPORT	2019

securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. Because each Pathfinder Portfolio and Managed Volatility Portfolio invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, Government Money Market and the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by Government Money Market and the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, Government Money Market and the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which Government Money Market or the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. Government Money Market and the Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the

2019	SEMIANNUAL REPORT	27

effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended June 30, 2019, the Portfolios have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Ivy Variable Insurance Portfolios family are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Investments in Government Money Market are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Government Money Market) are valued based on quotes that are obtained from an independent pricing service approved by the Board.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, the portfolio securities are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1—Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Exchange-traded futures contracts are generally valued at the settlement price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

28	SEMIANNUAL REPORT	2019

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Futures Contracts. Each Managed Volatility Portfolio is authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Portfolio.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Manage Volatility invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Additional Disclosure Related to Derivative Instruments

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(3,038)	$—	$—	$(3,038)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(541)	—	—	(541)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(527)	—	—	(527)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2019:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(762)	$—	$—	$(762)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(211)	—	—	(211)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(118)	—	—	(118)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2019	SEMIANNUAL REPORT	29

During the period ended June 30, 2019, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Pathfinder Moderate – Managed Volatility	$	$—	$18,210	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	3,811	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—	3,424	—	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by Government Money Market at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $1,000M	Over $1,000M
Government Money Market	0.350	0.300

Each Managed Volatility Portfolio pays a management fee to IICO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

IICO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

The Pathfinder Portfolios pay no management fees; however, IICO receives management fees from the underlying funds.

IICO has entered into Subadvisory Agreements with the following entity on behalf of certain Portfolios:

Securian serves as subadvisor to the Managed Volatility Portfolios. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services Government Money Market pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M—Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

30	SEMIANNUAL REPORT	2019

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2019.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2019 follows:

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Aggressive
Ivy VIP Core Equity, Class II	655	$1,342	$629	$829	$52	721	$8,193	$403
Ivy VIP Corporate Bond, Class II	1,078	628	526	8	161	1,095	5,929	294
Ivy VIP Global Equity Income, Class II	1,006	2,538	600	1,952	213	1,380	7,656	(1,217)
Ivy VIP Growth, Class II	658	2,442	628	2,070	46	841	8,644	(418)
Ivy VIP High Income, Class I	177	96	56	(1)	43	189	642	8
Ivy VIP International Core Equity, Class II	706	1,600	772	902	219	765	11,294	114
Ivy VIP Limited-Term Bond, Class II	1,263	358	723	17	105	1,185	5,799	58
Ivy VIP Mid Cap Growth, Class I	444	1,191	371	1,071	—	511	5,993	243
Ivy VIP Small Cap Core, Class II	51	198	58	99	51	62	815	(13)
Ivy VIP Small Cap Growth, Class I	182	88	136	31	—	175	1,637	289
Ivy VIP Value, Class II	1,236	1,086	547	443	64	1,327	7,990	420

				$7,421	$954		$64,592	$181

2019	SEMIANNUAL REPORT	31

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Conservative
Ivy VIP Core Equity, Class II	613	$1,567	$967	$795	$49	667	$7,588	$367
Ivy VIP Corporate Bond, Class II	2,898	1,743	1,649	26	430	2,911	15,756	785
Ivy VIP Global Equity Income, Class II	523	1,480	528	1,008	110	710	3,939	(620)
Ivy VIP Government Money Market, Class II	17,079	1,467	1,839	1	165	16,707	16,707	—
Ivy VIP Growth, Class II	615	2,552	707	1,971	44	799	8,212	(408)
Ivy VIP High Income, Class I	692	382	247	3	167	731	2,475	26
Ivy VIP International Core Equity, Class II	367	1,072	697	487	113	394	5,810	49
Ivy VIP Limited-Term Bond, Class II	4,731	3,069	2,313	48	433	4,876	23,867	232
Ivy VIP Mid Cap Growth, Class I	415	1,334	429	1,007	—	490	5,753	240
Ivy VIP Small Cap Core, Class II	48	217	93	93	48	57	754	(12)
Ivy VIP Small Cap Growth, Class I	170	137	194	34	—	162	1,515	266
Ivy VIP Value, Class II	1,157	1,207	776	427	60	1,229	7,400	389

				$5,900	$1,619		$99,776	$1,314

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderate
Ivy VIP Core Equity, Class II	6,268	$9,612	$8,669	$7,533	$469	6,390	$72,652	$4,004
Ivy VIP Corporate Bond, Class II	16,128	4,464	9,229	230	2,265	15,177	82,147	4,134
Ivy VIP Global Equity Income, Class II	8,026	17,004	7,002	14,602	1,598	10,191	56,526	(8,789)
Ivy VIP Government Money Market, Class II	58,192	524	9,311	4	527	49,405	49,405	—
Ivy VIP Growth, Class II	6,290	18,881	7,191	19,072	418	7,532	77,399	(3,608)
Ivy VIP High Income, Class I	3,714	1,208	1,409	(44)	849	3,674	12,443	220
Ivy VIP International Core Equity, Class II	5,635	8,836	9,095	7,068	1,644	5,646	83,359	1,015
Ivy VIP Limited-Term Bond, Class II	28,715	9,731	14,235	323	2,485	27,722	135,690	1,340
Ivy VIP Mid Cap Growth, Class I	4,246	8,838	4,602	9,934	—	4,586	53,820	2,429
Ivy VIP Small Cap Core, Class II	487	1,542	822	901	463	546	7,219	(76)
Ivy VIP Small Cap Growth, Class I	1,738	215	1,759	311	—	1,555	14,503	2,688
Ivy VIP Value, Class II	11,831	6,158	6,749	4,039	581	11,756	70,811	4,116

				$63,973	$11,299		$715,974	$7,473

32	SEMIANNUAL REPORT	2019

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Aggressive
Ivy VIP Core Equity, Class II	8,468	$12,881	$10,652	$10,205	$638	8,717	$99,120	$5,421
Ivy VIP Corporate Bond, Class II	18,935	6,050	10,695	282	2,679	17,996	97,406	4,865
Ivy VIP Global Equity Income, Class II	12,046	25,562	9,323	22,288	2,417	15,450	85,694	(13,560)
Ivy VIP Government Money Market, Class II	26,203	216	9,328	1	217	17,091	17,091	—
Ivy VIP Growth, Class II	8,499	25,783	9,440	25,894	566	10,223	105,054	(4,958)
Ivy VIP High Income, Class I	3,186	1,131	1,195	(37)	734	3,182	10,778	185
Ivy VIP International Core Equity, Class II	8,457	13,147	12,504	10,350	2,485	8,559	126,380	1,770
Ivy VIP Limited-Term Bond, Class II	26,766	10,150	13,088	310	2,334	26,098	127,741	1,246
Ivy VIP Mid Cap Growth, Class I	5,737	11,943	6,039	13,440	—	6,212	72,908	3,293
Ivy VIP Small Cap Core, Class II	658	2,078	1,002	1,223	631	745	9,851	(109)
Ivy VIP Small Cap Growth, Class I	2,348	293	2,202	414	—	2,121	19,792	3,652
Ivy VIP Value, Class II	15,983	9,009	8,750	5,566	790	16,040	96,613	5,462

				$89,936	$13,491		$868,428	$7,267

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Conservative
Ivy VIP Core Equity, Class II	1,587	$2,678	$1,997	$1,961	$121	1,655	$18,821	$1,001
Ivy VIP Corporate Bond, Class II	5,496	1,585	2,617	52	785	5,290	28,635	1,457
Ivy VIP Global Equity Income, Class II	1,742	3,895	1,405	3,217	353	2,263	12,554	(1,941)
Ivy VIP Government Money Market, Class II	27,363	509	2,800	2	256	25,072	25,072	—
Ivy VIP Growth, Class II	1,592	5,070	1,513	4,894	109	1,964	20,183	(923)
Ivy VIP High Income, Class I	1,382	463	408	6	322	1,398	4,735	58
Ivy VIP International Core Equity, Class II	1,223	2,162	1,802	1,544	363	1,254	18,517	228
Ivy VIP Limited-Term Bond, Class II	9,402	3,297	3,784	85	828	9,285	45,447	467
Ivy VIP Mid Cap Growth, Class I	1,075	2,420	930	2,521	—	1,200	14,079	651
Ivy VIP Small Cap Core, Class II	123	417	190	232	119	141	1,870	(22)
Ivy VIP Small Cap Growth, Class I	440	90	402	80	—	403	3,757	687
Ivy VIP Value, Class II	2,996	1,780	1,504	1,051	150	3,046	18,347	1,037

				$15,645	$3,406		$212,017	$2,700

2019	SEMIANNUAL REPORT	33

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderate—Managed Volatility
Ivy VIP Core Equity, Class II	5,262	$8,642	$2,340	$6,784	$417	5,837	$66,373	$3,225
Ivy VIP Corporate Bond, Class II	13,521	4,148	2,275	90	2,015	13,855	74,994	3,722
Ivy VIP Global Equity Income, Class II	6,737	15,267	1,743	13,251	1,423	9,320	51,691	(8,257)
Ivy VIP Government Money Market, Class II	48,794	612	4,270	3	460	45,137	45,137	—
Ivy VIP Growth, Class II	5,279	17,051	1,373	16,594	372	6,877	70,673	(3,182)
Ivy VIP High Income, Class I	3,115	1,102	277	8	756	3,355	11,364	119
Ivy VIP International Core Equity, Class II	4,730	8,085	1,864	6,185	1,462	5,166	76,274	724
Ivy VIP Limited-Term Bond, Class II	24,077	8,863	2,753	69	2,212	25,315	123,909	1,372
Ivy VIP Mid Cap Growth, Class I	3,566	8,033	877	8,233	—	4,193	49,205	2,450
Ivy VIP Small Cap Core, Class II	409	1,376	206	795	412	499	6,594	(100)
Ivy VIP Small Cap Growth, Class I	1,460	236	542	244	—	1,420	13,251	2,337
Ivy VIP Value, Class II	9,935	5,576	754	3,607	517	10,747	64,734	3,409

				$55,863	$10,046		$654,199	$5,819

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Aggressive—Managed Volatility
Ivy VIP Core Equity, Class II	829	$1,382	$489	$1,045	$65	912	$10,366	$514
Ivy VIP Corporate Bond, Class II	1,853	682	509	17	274	1,881	10,183	499
Ivy VIP Global Equity Income, Class II	1,180	2,681	432	2,271	247	1,617	8,971	(1,407)
Ivy VIP Government Money Market, Class II	2,565	42	815	— *	22	1,791	1,791	—
Ivy VIP Growth, Class II	832	2,726	423	2,580	58	1,069	10,981	(493)
Ivy VIP High Income, Class I	312	123	53	(2)	75	333	1,127	14
Ivy VIP International Core Equity, Class II	828	1,445	486	1,060	255	896	13,236	137
Ivy VIP Limited-Term Bond, Class II	2,620	1,112	565	13	239	2,729	13,358	142
Ivy VIP Mid Cap Growth, Class I	562	1,277	261	1,291	—	650	7,629	373
Ivy VIP Small Cap Core, Class II	64	219	44	123	65	78	1,030	(15)
Ivy VIP Small Cap Growth, Class I	230	45	111	36	—	222	2,070	368
Ivy VIP Value, Class II	1,566	982	309	562	81	1,679	10,110	534

				$8,996	$1,381		$90,852	$666

34	SEMIANNUAL REPORT	2019

	12-31-18 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-19 Share Balance	6-30-19 Value	Net Change in Unrealized Appreciation/ (Depreciation)
Pathfinder Moderately Conservative—Managed Volatility
Ivy VIP Core Equity, Class II	550	$914	$272	$712	$44	608	$6,914	$334
Ivy VIP Corporate Bond, Class II	1,901	507	274	8	283	1,943	10,516	528
Ivy VIP Global Equity Income, Class II	603	1,374	175	1,189	127	832	4,616	(741)
Ivy VIP Government Money Market, Class II	9,464	122	374	1	91	9,212	9,212	—
Ivy VIP Growth, Class II	551	1,791	117	1,741	39	721	7,412	(338)
Ivy VIP High Income, Class I	478	156	34	1	116	514	1,740	18
Ivy VIP International Core Equity, Class II	424	734	196	555	131	461	6,811	64
Ivy VIP Limited-Term Bond, Class II	3,252	1,073	292	7	299	3,411	16,694	187
Ivy VIP Mid Cap Growth, Class I	373	847	69	858	—	441	5,175	260
Ivy VIP Small Cap Core, Class II	43	145	24	83	43	52	687	(11)
Ivy VIP Small Cap Growth, Class I	153	25	60	26	—	148	1,380	243
Ivy VIP Value, Class II	1,038	590	103	379	54	1,120	6,744	355

				$5,560	$1,227		$77,901	$899

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$11,567	$—	$5,264
Pathfinder Conservative	—	16,227	—	10,717
Pathfinder Moderate	—	87,013	—	83,093
Pathfinder Moderately Aggressive	—	118,243	—	98,192
Pathfinder Moderately Conservative	—	24,366	—	20,020
Pathfinder Moderate – Managed Volatility	—	78,991	—	20,884
Pathfinder Moderately Aggressive – Managed Volatility	—	12,716	—	4,690
Pathfinder Moderately Conservative – Managed Volatility	—	8,278	—	2,146
Government Money Market	—	—	—	—

2019	SEMIANNUAL REPORT	35

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	545	$2,669	671	$3,490	1,600	$8,012	1,999	$10,202
Shares issued in reinvestment of distributions to shareholders:
Class II	1,655	7,374	1,005	5,067	1,443	6,904	942	4,722
Shares redeemed:
Class II	(1,011)	(5,019)	(3,579)	(18,431)	(2,183)	(10,940)	(4,701)	(23,906)

Net increase (decrease)	1,189	$5,024	(1,903)	$(9,874)	860	$3,976	(1,760)	$(8,982)

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six monthsended 6-30-19 (Unaudited)		Year ended 12-31-18		Six monthsended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	110	$572	702	$3,722	253	$1,330	1,237	$6,817
Shares issued in reinvestment of distributions to shareholders:
Class II	16,016	75,615	9,296	48,519	21,455	102,588	12,169	65,728
Shares redeemed:
Class II	(13,462)	(68,992)	(28,797)	(152,733)	(15,392)	(81,292)	(33,636)	(184,084)

Net increase (decrease)	2,664	$7,195	(18,799)	$(100,492)	6,316	$22,626	(20,230)	$(111,539)

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six monthsended 6-30-19 (Unaudited)		Year ended 12-31-18		Six monthsended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	236	$1,180	448	$2,338	2,647	$14,882	10,060	$57,624
Shares issued in reinvestment of distributions to shareholders:
Class II	3,847	18,438	2,514	12,955	8,200	43,825	4,281	24,303
Shares redeemed:
Class II	(3,079)	(15,773)	(8,312)	(43,456)	(2,713)	(15,338)	(4,470)	(25,600)

Net increase (decrease)	1,004	$3,845	(5,350)	$(28,163)	8,134	$43,369	9,871	$56,327

36	SEMIANNUAL REPORT	2019

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18		Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	451	$2,458	1,170	$6,562	765	$4,149	1,486	$8,146
Shares issued in reinvestment of distributions to shareholders:
Class II	1,483	7,558	731	4,062	950	4,908	529	2,876
Shares redeemed:
Class II	(727)	(3,963)	(1,923)	(10,800)	(717)	(3,896)	(1,321)	(7,269)

Net increase (decrease)	1,207	$6,053	(22)	$(176)	998	$5,161	694	$3,753

	Government Money Market
	Six months ended 6-30-19 (Unaudited)		Year ended 12-31-18
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	20,763	$20,763	56,637	$56,637
Shares issued in reinvestment of distributions to shareholders:
Class II	2,215	2,215	4,349	4,349
Shares redeemed:
Class II	(46,383)	(46,383)	(139,112)	(139,112)

Net decrease	(23,405)	$(23,405)	(78,126)	$(78,126)

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Pathfinder Aggressive	$72,645	$619	$8,276	$(7,657)
Pathfinder Conservative	105,696	276	5,830	(5,554)
Pathfinder Moderate	771,920	3,162	57,913	(54,751)
Pathfinder Moderately Aggressive	945,474	4,407	81,397	(76,990)
Pathfinder Moderately Conservative	226,243	895	14,916	(14,021)
Pathfinder Moderate—Managed Volatility	718,403	4,767	50,194	(45,427)
Pathfinder Moderately Aggressive—Managed Volatility	101,696	579	9,604	(9,025)
Pathfinder Moderately Conservative—Managed Volatility	84,814	522	5,270	(4,748)
Government Money Market	215,157	—	—	—

2019	SEMIANNUAL REPORT	37

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2018 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,919	$5,451	$—	$—	$—
Pathfinder Conservative	2,138	4,761	—	—	—
Pathfinder Moderate	19,527	56,059	—	—	—
Pathfinder Moderately Aggressive	24,426	78,139	—	—	—
Pathfinder Moderately Conservative	5,000	13,431	—	—	—
Pathfinder Moderate—Managed Volatility	12,471	31,342	—	—	—
Pathfinder Moderately Aggressive—Managed Volatility	2,043	5,510	—	—	—
Pathfinder Moderately Conservative—Managed Volatility	1,338	3,568	—	—	—
Government Money Market	59	16	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Pathfinder Aggressive	$1,675	$3,392	$1,058	$4,936
Pathfinder Conservative	1,750	2,972	1,230	4,172
Pathfinder Moderate	15,410	33,109	9,628	44,876
Pathfinder Moderately Aggressive	24,003	41,725	13,001	58,449
Pathfinder Moderately Conservative	4,186	8,769	2,870	11,417
Pathfinder Moderate – Managed Volatility	8,544	15,759	2,508	14,751
Pathfinder Moderately Aggressive – Managed Volatility	1,570	2,492	388	2,463
Pathfinder Moderately Conservative – Managed Volatility	1,057	1,819	298	1,471
Government Money Market	4,344	—	2,151	—

(1)Includes	short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2018, the capital loss carryovers were as follows:

Portfolio	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—
Pathfinder Conservative	—	—
Pathfinder Moderate	—	—
Pathfinder Moderately Aggressive	—	—
Pathfinder Moderately Conservative	—	—
Pathfinder Moderate – Managed Volatility	—	—
Pathfinder Moderately Aggressive – Managed Volatility	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—
Government Money Market	—	—

38	SEMIANNUAL REPORT	2019

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

2019	SEMIANNUAL REPORT	39

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

40	SEMIANNUAL REPORT	2019

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2019	SEMIANNUAL REPORT	41

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42	SEMIANNUAL REPORT	2019

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2019	SEMIANNUAL REPORT	43

SEMIANN-VIP-PF (06/19)

ITEM 2.     CODE OF ETHICS

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 6, 2019

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 6, 2019